UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919
Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2018
Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.7%)
Vanguard Windsor II Fund Investor Shares	79,165,402	3,149,991
Vanguard Windsor Fund Investor Shares	70,183,045	1,720,186
Vanguard U.S. Growth Fund Investor Shares	34,490,047	1,365,116
Vanguard Morgan Growth Fund Investor Shares	43,090,177	1,361,650
Vanguard PRIMECAP Fund Investor Shares	9,830,393	1,353,547
Vanguard Explorer Fund Investor Shares	8,503,129	846,486
		9,796,976
International Stock Funds (18.9%)
Vanguard International Growth Fund Investor Shares	64,605,180	2,117,112
Vanguard International Value Fund	50,216,050	2,107,065
		4,224,177
U.S. Bond Funds (37.4%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	264,465,699	2,795,402
Vanguard Long-Term Investment-Grade Fund Investor Shares	268,628,133	2,793,733
Vanguard GNMA Fund Investor Shares	270,214,885	2,788,618
		8,377,753
Total Investment Companies (Cost $14,211,881)		22,398,906
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.545% (Cost $1)	7	1

Total Investments (100.0%) (Cost $14,211,882)		22,398,907
Other Assets and Liabilities-Net (0.0%)		51
Net Assets (100%)		22,398,958
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Vanguard STAR Fund

C. At January 31, 2018, the cost of investment securities for tax purposes was $14,211,882,000. Net unrealized appreciation of investment securities for tax purposes was $8,187,025,000, consisting of unrealized gains of $8,212,844,000 on securities that had risen in value since their purchase and $25,819,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA1	NA1	1	—	1	—	1

Vanguard
Explorer Fund	821,416	89,511	48,300	3,996	(20,137)	3,737	85,773	846,486
Vanguard GNMA
Fund	2,625,151	212,966	—	—	(49,499)	18,278	—	2,788,618
Vanguard
International
Growth Fund	2,024,982	17,561	125,056	46,112	153,513	17,136	—	2,117,112
Vanguard
International
Value Fund	2,024,723	38,804	94,763	13,012	125,289	38,051	—	2,107,065
Vanguard Long-
Term Investment-
Grade Fund	2,633,654	214,466	—	1	(54,388)	26,529	40,790	2,793,733
Vanguard
Morgan Growth
Fund	1,317,269	100,680	94,070	12,113	25,658	11,032	89,648	1,361,650
Vanguard
PRIMECAP Fund	1,301,267	70,647	95,231	31,229	45,635	13,673	56,974	1,353,547
Vanguard Short-
Term Investment-
Grade Fund	2,620,990	204,748	—	—	(30,336)	14,141	—	2,795,402
Vanguard U.S.
Growth Fund	1,319,303	63,100	101,305	29,482	54,536	4,999	58,103	1,365,116
Vanguard
Windsor Fund	1,626,996	58,090	45,877	1,982	78,995	13,287	44,803	1,720,186
Vanguard
Windsor ll Fund	2,953,954	288,612	177,493	4,180	80,738	29,920	183,692	3,149,991

Total	21,269,705	1,359,185	782,095	142,108	410,004	190,784	559,783	22,398,907
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)1
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (4.7%)
Commonwealth Bank of Australia	23,103,496	1,465,824
Westpac Banking Corp.	44,855,644	1,117,579
BHP Billiton Ltd.	42,397,933	1,036,850
Australia & New Zealand Banking Group Ltd.	38,809,351	891,421
National Australia Bank Ltd.	35,380,669	828,863
CSL Ltd.	5,980,951	703,238
Wesfarmers Ltd.	14,951,457	527,378
Woolworths Group Ltd.	17,115,405	371,726
Macquarie Group Ltd.	4,063,577	337,184
Rio Tinto Ltd.	5,447,837	335,415
Woodside Petroleum Ltd.	11,114,021	296,733
Transurban Group	29,272,303	283,400
Scentre Group	67,809,504	227,539
South32 Ltd.	68,902,261	211,590
Suncorp Group Ltd.	17,104,411	188,083
Westfield Corp.	25,296,799	187,367
Newcrest Mining Ltd.	9,999,854	182,881
Insurance Australia Group Ltd.	31,146,478	181,394
Amcor Ltd.	15,368,384	179,705
* Origin Energy Ltd.	23,080,601	172,889
Brambles Ltd.	21,074,881	167,602
AMP Ltd.	38,830,713	164,017
Telstra Corp. Ltd.	55,112,541	162,944
AGL Energy Ltd.	8,632,008	162,633
Aristocrat Leisure Ltd.	8,362,763	160,682
QBE Insurance Group Ltd.	18,182,284	157,636
Goodman Group	23,255,076	151,753
Treasury Wine Estates Ltd.	9,668,228	133,177
ASX Ltd.	2,559,956	112,643
Stockland	32,518,310	110,914
Sonic Healthcare Ltd.	5,574,943	106,853
Cochlear Ltd.	750,915	104,806
Dexus	13,500,778	103,637
Tabcorp Holdings Ltd.	24,776,550	103,139
James Hardie Industries plc	5,864,893	102,632
Boral Ltd.	15,576,734	100,090
Medibank Pvt Ltd.	36,468,338	98,202
LendLease Group	7,689,576	97,715
GPT Group	23,972,550	97,171
Caltex Australia Ltd.	3,437,035	96,203
Aurizon Holdings Ltd.	25,551,400	96,126
* Santos Ltd.	23,331,047	95,600
APA Group	14,704,612	95,195
Ramsay Health Care Ltd.	1,713,946	94,534
Oil Search Ltd.	15,361,447	93,690
Vicinity Centres	43,062,864	93,614

Mirvac Group	48,929,835	86,946
Computershare Ltd.	6,425,617	86,250
BlueScope Steel Ltd.	7,422,829	86,201
Fortescue Metals Group Ltd.	21,187,394	84,140
Challenger Ltd.	7,509,573	82,315
Sydney Airport	14,519,728	79,676
Orica Ltd.	4,966,518	76,604
SEEK Ltd.	4,587,330	72,213
Incitec Pivot Ltd.	22,568,295	67,553
Alumina Ltd.	32,612,827	63,065
Bendigo & Adelaide Bank Ltd.	6,357,783	59,890
Star Entertainment Grp Ltd.	11,108,561	54,182
Bank of Queensland Ltd.	5,300,601	52,802
Crown Resorts Ltd.	4,640,638	49,466
CIMIC Group Ltd.	1,271,909	48,299
Coca-Cola Amatil Ltd.	7,014,445	47,347
Link Administration Holdings Ltd.	6,422,450	46,172
Iluka Resources Ltd.	5,497,594	44,618
Qantas Airways Ltd.	10,396,210	44,058
Downer EDI Ltd.	7,807,708	42,161
Orora Ltd.	15,811,630	41,395
Macquarie Atlas Roads Group	8,730,477	40,392
REA Group Ltd.	671,004	39,862
IOOF Holdings Ltd.	4,440,626	39,411
Ansell Ltd.	1,934,623	39,130
Magellan Financial Group Ltd.	1,701,355	37,705
ALS Ltd.	6,627,893	37,087
Whitehaven Coal Ltd.	8,969,744	35,585
Healthscope Ltd.	22,835,130	35,525
Northern Star Resources Ltd.	7,587,591	35,486
JB Hi-Fi Ltd.	1,498,083	35,249
Qube Holdings Ltd.	16,499,979	34,085
carsales.com Ltd.	2,778,126	33,558
Metcash Ltd.	12,816,432	33,053
AusNet Services	23,689,917	32,333
Adelaide Brighton Ltd.	6,051,561	31,659
Evolution Mining Ltd.	13,720,280	31,602
nib holdings Ltd.	5,848,311	31,602
^ Domino's Pizza Enterprises Ltd.	808,795	31,187
* WorleyParsons Ltd.	2,654,435	31,015
^ Flight Centre Travel Group Ltd.	742,855	30,522
Charter Hall Group	6,347,697	30,182
DuluxGroup Ltd.	5,126,049	30,105
OZ Minerals Ltd.	3,948,354	29,682
Sims Metal Management Ltd.	2,159,817	28,559
BT Investment Management Ltd.	3,180,544	28,206
Mineral Resources Ltd.	1,811,331	27,328
CSR Ltd.	6,742,539	27,304
Investa Office Fund	7,586,514	27,045
^ Harvey Norman Holdings Ltd.	7,112,512	25,823
Independence Group NL	6,307,559	25,394
Perpetual Ltd.	581,232	24,500
^ TPG Telecom Ltd.	4,755,902	24,349
Beach Energy Ltd.	23,164,189	24,244
Cleanaway Waste Management Ltd.	18,595,975	21,601
Reliance Worldwide Corp. Ltd.	6,275,885	21,520
^ Blackmores Ltd.	171,417	21,441

	St. Barbara Ltd.	6,743,407	20,579
	Regis Resources Ltd.	6,157,497	20,451
	Platinum Asset Management Ltd.	3,022,913	20,247
	Nufarm Ltd.	2,939,099	18,843
	Vocus Group Ltd.	7,749,751	18,640
	Primary Health Care Ltd.	6,364,932	18,637
	InvoCare Ltd.	1,517,807	18,598
	GrainCorp Ltd. Class A	3,029,952	18,062
	IRESS Ltd.	1,851,254	17,870
	Bapcor Ltd.	3,771,335	17,733
	Corporate Travel Management Ltd.	1,081,900	17,614
	Fairfax Media Ltd.	30,571,964	17,527
	Shopping Centres Australasia Property Group	9,571,678	17,375
	Breville Group Ltd.	1,756,283	17,363
	Altium Ltd.	1,405,374	17,231
	Seven Group Holdings Ltd.	1,290,314	16,967
	Monadelphous Group Ltd.	1,173,295	16,589
	Washington H Soul Pattinson & Co. Ltd.	1,192,568	16,538
	Costa Group Holdings Ltd.	3,364,312	16,487
3	MYOB Group Ltd.	5,925,889	16,202
	G8 Education Ltd.	5,796,881	15,687
*,^	Orocobre Ltd.	2,709,034	15,570
	Cromwell Property Group	19,045,525	15,200
	BWP Trust	6,192,456	14,940
	Steadfast Group Ltd.	6,657,421	14,839
	Navitas Ltd.	3,903,153	14,758
*	NEXTDC Ltd.	3,153,430	14,449
*	Aconex Ltd.	2,305,324	14,272
*,^	Pilbara Minerals Ltd.	18,324,778	13,896
	Sirtex Medical Ltd.	627,122	13,797
*,^	Galaxy Resources Ltd.	5,156,018	13,689
	Super Retail Group Ltd.	1,932,467	13,623
	Charter Hall Retail REIT	4,399,975	13,569
	ARB Corp. Ltd.	889,427	13,121
	Bega Cheese Ltd.	2,276,424	12,904
	SpeedCast International Ltd.	2,907,766	12,792
	Webjet Ltd.	1,540,999	12,675
	Mantra Group Ltd.	3,944,913	12,398
*	Bellamy's Australia Ltd.	1,018,046	12,153
	Premier Investments Ltd.	1,025,415	12,151
*	Saracen Mineral Holdings Ltd.	10,012,017	12,084
	Abacus Property Group	4,136,035	12,049
	Eclipx Group Ltd.	3,767,687	11,920
*	Lynas Corp. Ltd.	6,844,708	11,871
	WiseTech Global Ltd.	949,858	11,865
	Sandfire Resources NL	2,028,292	11,714
	Pact Group Holdings Ltd.	2,738,835	11,693
	Aveo Group	5,507,850	11,536
*,^	Syrah Resources Ltd.	3,590,011	11,312
	McMillan Shakespeare Ltd.	786,914	11,112
	Nine Entertainment Co. Holdings Ltd.	8,179,769	11,069
	GUD Holdings Ltd.	1,093,422	10,796
*	Mayne Pharma Group Ltd.	19,295,359	10,303
	Sigma Healthcare Ltd.	13,786,683	9,964
	Ardent Leisure Group	6,012,152	9,719
	Charter Hall Long Wale REIT	2,994,587	9,432
	Southern Cross Media Group Ltd.	9,971,749	9,421

^	Automotive Holdings Group Ltd.	3,229,234	9,297
	SmartGroup Corp. Ltd.	1,035,371	9,250
	Brickworks Ltd.	797,157	9,119
	BWX Ltd.	1,499,936	9,117
	Elders Ltd.	1,437,552	9,085
	Western Areas Ltd.	3,417,216	9,070
	Viva Energy REIT	5,153,601	8,652
	Ausdrill Ltd.	3,977,691	8,349
	Bingo Industries Ltd.	4,013,650	8,276
	IDP Education Ltd.	1,694,249	8,251
	Estia Health Ltd.	2,903,051	7,961
	Credit Corp. Group Ltd.	462,950	7,875
	IPH Ltd.	1,761,482	7,849
	Blue Sky Alternative Investments Ltd.	687,188	7,677
	Aventus Retail Property Fund Ltd.	4,414,386	7,671
	Genworth Mortgage Insurance Australia Ltd.	3,261,155	7,631
	Tox Free Solutions Ltd.	2,767,236	7,597
	APN Outdoor Group Ltd.	2,062,681	7,585
*	Domain Holdings Australia Ltd.	2,964,018	7,547
	Growthpoint Properties Australia Ltd.	2,853,235	7,456
	Technology One Ltd.	1,843,888	7,300
	GWA Group Ltd.	3,181,139	7,215
*	AWE Ltd.	8,992,091	7,002
	National Storage REIT	5,766,142	6,970
*	Nanosonics Ltd.	2,974,182	6,776
	oOh!media Ltd.	1,837,286	6,774
*	Starpharma Holdings Ltd.	5,328,031	6,768
*	Gold Road Resources Ltd.	10,442,026	6,754
	Resolute Mining Ltd.	7,117,379	6,737
	Tassal Group Ltd.	2,100,246	6,638
^	Inghams Group Ltd.	2,389,399	6,468
	RCR Tomlinson Ltd.	1,835,717	5,982
	Australian Pharmaceutical Industries Ltd.	4,959,271	5,974
	Arena REIT	3,180,665	5,869
	Hotel Property Investments	2,292,966	5,860
	Asaleo Care Ltd.	4,460,016	5,846
	Gateway Lifestyle	3,375,933	5,659
	Folkestone Education Trust	2,571,148	5,591
	Collins Foods Ltd.	1,297,042	5,527
*	Australian Agricultural Co. Ltd.	5,362,689	5,498
	Myer Holdings Ltd.	10,257,255	5,411
	Regis Healthcare Ltd.	1,684,358	5,391
^	Greencross Ltd.	1,037,019	5,322
	Ingenia Communities Group	2,389,935	5,279
	Rural Funds Group	2,981,176	5,254
	GDI Property Group	5,257,117	5,226
	Seven West Media Ltd.	10,922,227	4,961
^	Japara Healthcare Ltd.	3,094,009	4,907
	FlexiGroup Ltd.	3,290,856	4,801
	Centuria Industrial REIT	2,336,643	4,703
	HT&E Ltd.	3,321,474	4,528
*	Senex Energy Ltd.	14,335,621	4,318
	SG Fleet Group Ltd.	1,229,349	4,161
	MACA Ltd.	3,116,439	4,057
^	Select Harvests Ltd.	993,155	4,041
*,^	Perseus Mining Ltd.	11,703,961	4,019
*,^	Mesoblast Ltd.	3,689,880	3,999

*,^	Infigen Energy	7,877,801	3,992
*	Cardno Ltd.	3,672,873	3,932
	Cedar Woods Properties Ltd.	774,857	3,918
	Westgold Resources Ltd.	3,009,331	3,815
^	Superloop Ltd.	1,981,173	3,713
^	Retail Food Group Ltd.	2,230,378	3,508
*,^	Highfield Resources Ltd.	4,028,482	3,477
^	OFX Group Ltd.	2,963,388	3,343
*	Ainsworth Game Technology Ltd.	1,892,877	3,220
	SeaLink Travel Group Ltd.	996,333	3,210
*,^	Village Roadshow Ltd.	1,085,096	3,072
	Virtus Health Ltd.	715,919	3,008
	WPP AUNZ Ltd.	3,857,220	2,920
*,^	Accent Group Ltd.	4,040,320	2,894
	Cabcharge Australia Ltd.	1,686,106	2,614
*	Karoon Gas Australia Ltd.	2,456,915	2,551
^	iSentia Group Ltd.	2,284,949	2,534
	Mount Gibson Iron Ltd.	7,565,171	2,529
^	Vita Group Ltd.	1,704,845	2,443
^	Newcrest Mining Ltd. ADR	132,216	2,429
*,^	Liquefied Natural Gas Ltd.	5,906,148	2,424
	ERM Power Ltd.	1,817,821	2,316
	Fletcher Building Ltd. (XASX)	401,189	2,298
*	Afterpay Touch Group Ltd.	375,079	2,222
*,^	Beadell Resources Ltd.	14,268,772	1,729
	Decmil Group Ltd.	1,721,995	1,655
*,^	Kidman Resources Ltd.	961,908	1,555
^	Reject Shop Ltd.	311,008	1,534
	NZME Ltd.	2,404,527	1,469
^	Thorn Group Ltd.	1,673,903	1,182
*	Cash Converters International Ltd.	3,384,141	1,025
*,^	CSG Ltd.	2,654,292	999
*,2	Quintis Ltd.	4,010,408	953
	Sims Metal Management Ltd. ADR	66,577	880
*,^,2 Paladin Energy Ltd.		16,350,055	619
*	Acrux Ltd.	1,854,394	248
*	Bathurst Resources Ltd.	1,188,709	158
*	Strandline Resources Ltd.	73,992	10
*,^,2 ACN 004 410 833 Ltd.		26,938,843	—
*,2	SGH Energy Pty Ltd.	5,925,255	—
*,2	DSHE Holdings Ltd.	1,313,373	—
*,2	Jacana Minerals Ltd.	215,615	—
			16,502,146
Austria (0.3%)
	Erste Group Bank AG	3,795,231	191,167
	OMV AG	1,864,074	120,022
	voestalpine AG	1,503,892	97,686
*	Raiffeisen Bank International AG	1,708,834	73,459
	ANDRITZ AG	953,755	57,258
	BUWOG AG	1,434,533	51,561
	Wienerberger AG	1,545,892	42,184
	IMMOFINANZ AG	12,954,128	33,192
	CA Immobilien Anlagen AG	928,372	28,520
	Lenzing AG	176,155	22,414
	Oesterreichische Post AG	435,779	20,756
	Vienna Insurance Group AG Wiener Versicherung Gruppe	507,776	18,017
	UNIQA Insurance Group AG	1,393,899	17,169

	Telekom Austria AG Class A	1,694,512	16,381
	Mayr Melnhof Karton AG	101,336	15,908
*	Schoeller-Bleckmann Oilfield Equipment AG	143,527	15,601
	S IMMO AG	711,077	13,311
	Verbund AG	441,362	12,241
	Strabag SE	200,217	8,660
	EVN AG	366,929	7,516
	Palfinger AG	140,829	5,994
^	DO & CO AG	84,000	5,604
	Flughafen Wien AG	123,504	5,434
	Kapsch TrafficCom AG	71,027	4,277
^	Porr AG	123,818	4,273
	Zumtobel Group AG	352,925	4,137
	Semperit AG Holding	116,475	2,894
			895,636
Belgium (0.8%)
	Anheuser-Busch InBev SA/NV	10,018,651	1,134,714
	KBC Group NV	3,624,751	348,508
	UCB SA	1,602,326	139,664
	Ageas	2,547,076	134,674
	Solvay SA Class A	918,864	133,047
*	Umicore SA	2,476,963	130,398
	Groupe Bruxelles Lambert SA	941,311	110,891
	Proximus SADP	1,824,489	61,529
	Ackermans & van Haaren NV	296,128	55,190
*	Telenet Group Holding NV	632,332	48,645
	Colruyt SA	854,998	47,333
	bpost SA	1,333,715	44,345
	Cofinimmo SA	282,381	37,977
	Sofina SA	193,517	33,737
	Ontex Group NV	1,049,112	30,998
	KBC Ancora	451,234	30,494
	Warehouses De Pauw CVA	207,821	25,787
	Melexis NV	243,736	25,668
	Elia System Operator SA/NV	368,295	22,633
	Aedifica SA	225,227	21,671
	Bekaert SA	465,723	21,157
*	Tessenderlo Chemie NV (Voting Shares)	349,486	16,748
	Barco NV	131,420	16,209
	Gimv NV	248,375	15,886
	Befimmo SA	227,489	15,362
	Euronav NV	1,790,816	15,254
	Econocom Group SA/NV	1,788,725	14,931
	D'ieteren SA/NV	298,996	13,964
	Kinepolis Group NV	174,996	12,919
	Cie d'Entreprises CFE	87,565	12,645
*	AGFA-Gevaert NV	2,029,673	10,190
	Orange Belgium SA	379,833	8,026
^	Ion Beam Applications	261,558	7,993
*,^	Nyrstar (Voting Shares)	887,959	7,204
	EVS Broadcast Equipment SA	161,956	6,065
	Greenyard NV	183,101	4,863
	Van de Velde NV	84,350	4,490
	Wereldhave Belgium NV	25,322	2,857
			2,824,666

Brazil (1.8%)
Itau Unibanco Holding SA Preference Shares	32,599,352	534,965
Vale SA	35,979,298	468,904
Banco Bradesco SA Preference Shares	33,392,787	427,426
Ambev SA	50,846,266	350,533
* Petroleo Brasileiro SA	40,718,207	272,451
* Petroleo Brasileiro SA Preference Shares	39,161,233	242,411
Itausa - Investimentos Itau SA Preference Shares	51,917,714	215,951
B3 SA - Brasil Bolsa Balcao	25,900,129	212,170
Banco do Brasil SA	13,846,142	172,499
Ultrapar Participacoes SA	5,597,162	143,323
Banco Bradesco SA	10,808,189	133,481
Cielo SA	14,701,370	124,080
Itau Unibanco Holding SA ADR	7,278,810	119,372
Lojas Renner SA	9,298,280	110,508
Kroton Educacional SA	19,924,716	101,440
BB Seguridade Participacoes SA	9,048,882	88,416
Vale SA Class B ADR	6,188,141	81,003
Telefonica Brasil SA Preference Shares	4,727,893	79,931
Banco Bradesco SA ADR	5,891,225	74,819
Raia Drogasil SA	2,826,393	74,816
* BRF SA	6,524,506	72,402
CCR SA	14,688,611	72,267
* Rumo SA	13,934,268	62,421
WEG SA	7,930,103	58,966
Banco Santander Brasil SA	5,228,000	58,855
* Petroleo Brasileiro SA ADR (XNYS)	4,639,746	57,486
Hypermarcas SA	4,929,347	56,230
Lojas Americanas SA Preference Shares	9,849,724	52,307
Gerdau SA Preference Shares	11,161,714	50,518
Equatorial Energia SA	2,262,487	49,737
Klabin SA	8,861,924	49,560
Localiza Rent a Car SA	6,095,669	49,284
Ambev SA ADR	7,102,482	48,794
Embraer SA	7,663,215	48,146
BR Malls Participacoes SA	10,937,241	44,094
JBS SA	13,725,658	43,291
TIM Participacoes SA	9,612,230	40,738
Fibria Celulose SA	2,269,705	39,064
Cia de Saneamento Basico do Estado de Sao Paulo	3,405,815	38,902
Suzano Papel e Celulose SA	5,723,386	37,114
Estacio Participacoes SA	3,320,322	36,490
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,537,402	36,339
Braskem SA Preference Shares	2,138,446	33,204
Qualicorp SA	3,285,770	31,563
Bradespar SA Preference Shares	2,940,937	28,888
Multiplan Empreendimentos Imobiliarios SA	1,245,238	28,374
Cosan SA Industria e Comercio	2,048,994	28,082
Natura Cosmeticos SA	2,401,781	26,322
Magazine Luiza SA	965,870	25,664
* Petrobras Distribuidora SA	3,815,093	25,147
Fleury SA	2,519,362	23,731
CVC Brasil Operadora e Agencia de Viagens SA	1,334,700	23,096
* Cia Siderurgica Nacional SA	6,414,244	22,159
Engie Brasil Energia SA	1,887,119	21,305
Cia Energetica de Minas Gerais Preference Shares	9,003,916	21,168
M Dias Branco SA	1,138,513	20,472

	Itau Unibanco Holding SA	1,458,579	20,303
	Centrais Eletricas Brasileiras SA Preference Shares	2,725,418	20,272
*	Atacadao Distribuicao Comercio e Industria Ltda	3,976,669	20,094
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,159,129	19,232
	Smiles Fidelidade SA	740,900	19,104
	Sul America SA	2,957,351	18,847
	Odontoprev SA	3,510,496	18,326
	TOTVS SA	1,768,277	18,034
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,786,700	17,815
	Metalurgica Gerdau SA Preference Shares Class A	8,186,769	17,702
*	Centrais Eletricas Brasileiras SA	2,753,852	17,559
	EDP - Energias do Brasil SA	4,054,673	17,460
	Banco BTG Pactual SA	2,627,502	17,456
	Porto Seguro SA	1,234,400	17,117
	Cia de Saneamento do Parana	927,621	16,919
	MRV Engenharia e Participacoes SA	3,539,012	16,842
	Transmissora Alianca de Energia Eletrica SA	2,528,669	15,999
	Iguatemi Empresa de Shopping Centers SA	1,171,583	15,835
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	676,791	14,300
*,^	BRF SA ADR	1,277,134	14,215
	Via Varejo SA	1,618,100	13,771
	Telefonica Brasil SA ADR	781,995	13,263
*	B2W Cia Digital	1,982,625	13,245
	Lojas Americanas SA	3,228,427	13,198
	Fibria Celulose SA ADR	764,721	13,153
	Sao Martinho SA	2,198,042	12,994
	Duratex SA	3,962,515	12,689
	Embraer SA ADR	502,320	12,684
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,106,910	12,552
	Cia de Saneamento de Minas Gerais-COPASA	880,917	12,483
*	Azul SA Prior Preference Shares.	1,280,300	12,479
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,279,496	11,954
	Cia Brasileira de Distribuicao ADR	501,509	11,821
	Iochpe Maxion SA	1,570,978	11,738
	Cia Energetica de Sao Paulo Preference Shares	2,329,214	11,262
	Linx SA	1,573,766	10,473
	Cia Hering	1,491,444	10,465
	Arezzo Industria e Comercio SA	548,846	10,298
	Gerdau SA ADR	2,246,023	10,062
	Grendene SA	1,075,683	9,874
*	IRB Brasil Resseguros S/A	820,556	9,665
	EcoRodovias Infraestrutura e Logistica SA	2,591,562	9,265
	Alpargatas SA Preference Shares	1,846,736	9,265
	Marcopolo SA Preference Shares	7,039,112	9,230
	AES Tiete Energia SA	2,107,945	8,261
	Alupar Investimento SA	1,382,727	8,055
	Cia Paranaense de Energia Preference Shares	906,950	6,982
*	Aliansce Shopping Centers SA	1,200,950	6,870
	Magnesita Refratarios SA	393,225	6,787
*	Marfrig Global Foods SA	3,118,056	6,669
	Multiplus SA	594,724	6,578
	Centrais Eletricas Brasileiras SA ADR (XNYS)	836,058	6,563
*	Light SA	1,235,459	6,433
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,115,700	6,348
	Randon Participacoes SA Preference Shares	2,283,383	6,126
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	938,070	6,008

*,^	Cia Siderurgica Nacional SA ADR	1,705,976	5,800
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,289,713	5,708
*	Construtora Tenda SA	803,799	5,636
3	Ser Educacional SA	538,225	5,606
	Instituto Hermes Pardini SA	560,341	5,542
	Braskem SA ADR	172,888	5,380
	SLC Agricola SA	531,722	5,240
*	Centrais Eletricas Brasileiras SA ADR (XNYS)	805,734	5,197
	Ez Tec Empreendimentos e Participacoes SA	741,197	5,182
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	261,342	4,971
	GAEC Educacao SA	547,284	4,721
	BR Properties SA	1,350,723	4,695
	TIM Participacoes SA ADR	207,328	4,358
	Guararapes Confeccoes SA	87,635	4,342
^	Cia Energetica de Minas Gerais ADR	1,842,053	4,292
*	Even Construtora e Incorporadora SA	2,147,883	4,217
	Tupy SA	717,969	4,080
	QGEP Participacoes SA	1,203,495	3,797
^	Cia Paranaense de Energia ADR	471,562	3,655
	Minerva SA	1,166,191	3,527
*	Cia Energetica de Minas Gerais Preference Shares	1,501,261	3,520
	Wiz Solucoes e Corretagem de Seguros SA	788,200	3,382
	Mahle-Metal Leve SA	434,734	3,363
*	Santos Brasil Participacoes SA	2,797,245	3,093
	Cia Energetica do Ceara Preference Shares	166,733	2,786
*	Alliar Medicos A Frente SA	591,400	2,773
*	Direcional Engenharia SA	1,277,169	2,626
	Movida Participacoes SA	962,100	2,500
	Sonae Sierra Brasil SA	317,260	2,427
*	Prumo Logistica SA	606,440	2,138
*	Cia Energetica de Minas Gerais (BVMF)	915,269	1,990
*	JSL SA	760,868	1,930
	Dimed SA Distribuidora da Medicamentos	13,590	1,778
*	Marisa Lojas SA	682,286	1,714
	Cia Paranaense de Energia	245,100	1,670
*	Petroleo Brasileiro SA ADR (XNYS)	93,400	1,248
^	Gafisa SA ADR	69,189	756
*,^	Gol Linhas Aereas Inteligentes SA ADR	64,100	726
	Cia de Gas de Sao Paulo - COMGAS	37,321	701
*	Cia Energetica de Minas Gerais	258,658	563
*	Camil Alimentos SA	222,100	518
	Cia de Saneamento do Parana Preference Shares	36,800	123
	Klabin SA Preference Shares	62,213	63
*	Iochpe Maxion SA Warrants Expire 04/01/2019	34,886	15
*	Oi SA ADR	1,742	10
*	Restoque Comercio e Confeccoes de Roupas SA	28	—
	Itausa - Investimentos Itau SA	46	—
			6,342,032
Canada (6.3%)
	Royal Bank of Canada	19,249,454	1,648,254
	Toronto-Dominion Bank	24,534,411	1,492,410
	Bank of Nova Scotia	15,963,876	1,060,624
	Enbridge Inc.	21,814,374	798,619
	Suncor Energy Inc.	22,030,508	798,113
^	Canadian National Railway Co.	9,891,637	792,779
	Bank of Montreal	8,611,322	709,419
	Canadian Imperial Bank of Commerce	5,801,497	574,773

	Manulife Financial Corp.	26,054,553	552,865
	Canadian Natural Resources Ltd.	15,619,784	533,232
	TransCanada Corp.	11,434,837	526,467
	Brookfield Asset Management Inc. Class A	11,123,621	465,564
*,^	Nutrien Ltd.	8,501,993	444,799
	Canadian Pacific Railway Ltd.	1,910,092	353,662
	Sun Life Financial Inc.	8,095,979	351,287
	Alimentation Couche-Tard Inc. Class B	5,554,877	290,615
	Magna International Inc.	4,485,846	256,240
	National Bank of Canada	4,515,811	234,382
	Rogers Communications Inc. Class B	4,696,882	229,231
	Pembina Pipeline Corp.	6,639,736	226,345
	Barrick Gold Corp. (XTSE)	14,716,448	211,654
*	CGI Group Inc. Class A	3,306,039	189,224
	Fairfax Financial Holdings Ltd.	358,642	188,652
	Dollarama Inc.	1,370,803	187,432
	Fortis Inc. (XTSE)	5,236,367	185,018
	BCE Inc.	3,956,311	185,014
	Franco-Nevada Corp.	2,407,809	184,109
	Teck Resources Ltd. Class B	6,187,460	179,688
	Restaurant Brands International Inc. (XTSE)	2,932,600	177,148
	Constellation Software Inc.	262,455	169,659
	Goldcorp Inc.	11,390,700	163,082
	Thomson Reuters Corp.	3,703,370	160,269
	Encana Corp.	12,841,604	158,797
	Cenovus Energy Inc.	16,233,425	154,811
	Intact Financial Corp.	1,825,127	153,029
	Loblaw Cos. Ltd.	2,675,010	144,907
	Agnico Eagle Mines Ltd.	3,045,139	144,062
	Waste Connections Inc. (XNYS)	1,906,844	136,950
	First Quantum Minerals Ltd.	8,994,286	134,110
	Power Corp. of Canada	5,094,456	130,012
	Shaw Communications Inc. Class B	5,778,608	126,143
	Wheaton Precious Metals Corp.	5,824,571	125,820
^	Canadian Tire Corp. Ltd. Class A	849,673	118,560
	Open Text Corp.	3,373,582	115,525
	Waste Connections Inc. (XTSE)	1,568,764	112,747
	Imperial Oil Ltd.	3,398,265	106,838
	SNC-Lavalin Group Inc.	2,351,763	104,032
	Great-West Lifeco Inc.	3,670,748	103,796
^	Metro Inc.	3,014,870	100,888
	Onex Corp.	1,337,333	100,159
	Saputo Inc.	2,887,765	99,381
	TELUS Corp.	2,601,726	97,956
^	Gildan Activewear Inc.	2,862,370	97,344
^	Inter Pipeline Ltd.	4,935,552	94,618
	Power Financial Corp.	3,241,643	89,422
^	RioCan REIT	4,521,307	88,551
	CCL Industries Inc. Class B	1,844,148	88,204
*	BlackBerry Ltd.	6,952,085	88,173
^	CI Financial Corp.	3,476,036	83,679
*	Valeant Pharmaceuticals International Inc.	4,512,456	83,572
^	Keyera Corp.	2,608,170	73,389
3	Hydro One Ltd.	3,996,226	72,160
*	Kinross Gold Corp.	16,445,407	71,397
*	Bombardier Inc. Class B	25,214,697	71,339
	Methanex Corp.	1,119,331	70,654

^ PrairieSky Royalty Ltd.	2,807,959	69,537
^ H&R REIT	4,043,339	69,098
West Fraser Timber Co. Ltd.	983,444	68,809
Industrial Alliance Insurance & Financial Services Inc.	1,392,692	66,679
^ CAE Inc.	3,566,108	65,814
WSP Global Inc.	1,340,983	64,934
Finning International Inc.	2,232,640	61,479
Lundin Mining Corp.	8,329,865	60,205
* Husky Energy Inc.	4,093,000	59,997
Algonquin Power & Utilities Corp.	5,437,834	59,065
^ Crescent Point Energy Corp.	7,180,628	56,628
* Seven Generations Energy Ltd. Class A	3,997,677	55,740
^ Vermilion Energy Inc.	1,464,076	55,349
George Weston Ltd.	624,898	54,727
^ Canadian Apartment Properties REIT	1,851,142	54,421
* Tourmaline Oil Corp.	3,301,141	53,328
^ AltaGas Ltd.	2,311,600	51,814
^ ARC Resources Ltd.	4,647,990	51,128
Cameco Corp.	5,183,962	47,709
TMX Group Ltd.	730,917	45,976
Maxar Technologies Ltd.	726,839	45,868
Canadian Utilities Ltd. Class A	1,547,173	45,799
Ritchie Bros Auctioneers Inc.	1,405,158	45,708
Toromont Industries Ltd.	1,020,170	44,547
Stantec Inc.	1,499,660	43,624
Yamana Gold Inc.	12,503,321	43,203
Empire Co. Ltd.	2,229,834	43,146
Quebecor Inc. Class B	2,176,584	42,470
* Stars Group Inc.	1,632,630	41,479
IGM Financial Inc.	1,134,286	40,512
^ Parkland Fuel Corp.	1,726,797	40,503
^ SmartCentres REIT	1,625,080	39,966
Allied Properties REIT	1,166,986	39,232
^ Enbridge Income Fund Holdings Inc.	1,712,248	38,964
* Turquoise Hill Resources Ltd.	12,725,383	38,797
* B2Gold Corp.	12,572,973	38,026
^ Enerplus Corp.	3,214,936	36,514
^ Canadian Western Bank	1,158,871	36,462
Kirkland Lake Gold Ltd.	2,411,441	36,348
* IAMGOLD Corp.	6,145,466	36,173
Linamar Corp.	602,871	35,599
^ Whitecap Resources Inc.	4,870,364	35,597
Atco Ltd.	973,836	35,216
First Capital Realty Inc.	2,031,180	33,969
Element Fleet Management Corp.	4,991,811	33,685
New Flyer Industries Inc.	711,528	33,592
Canadian REIT	915,688	33,143
Premium Brands Holdings Corp.	366,676	31,898
Pan American Silver Corp.	1,934,364	31,768
Chartwell Retirement Residences	2,487,350	31,547
Maple Leaf Foods Inc.	1,096,849	31,077
Emera Inc.	821,550	30,391
Alamos Gold Inc. Class A	4,967,788	29,766
* Parex Resources Inc.	1,973,831	29,479
TFI International Inc.	1,136,908	29,393
Cott Corp.	1,741,511	29,054
^ Cominar REIT	2,446,890	28,826

*	Descartes Systems Group Inc.	990,921	28,036
^	Northland Power Inc.	1,479,180	27,515
	FirstService Corp.	411,260	27,391
	Hudbay Minerals Inc.	3,138,470	26,894
	Gibson Energy Inc.	1,852,008	26,741
	Colliers International Group Inc.	439,369	26,612
	Capital Power Corp.	1,318,610	25,000
*	Detour Gold Corp.	2,324,330	24,831
	Granite REIT	593,684	24,438
	Laurentian Bank of Canada	543,928	23,526
*	Ivanhoe Mines Ltd.	8,066,929	23,086
*	New Gold Inc.	7,632,654	23,084
	Osisko Gold Royalties Ltd.	2,053,085	23,068
	Stella-Jones Inc.	544,145	22,912
*	Great Canadian Gaming Corp.	758,211	22,561
	Enercare Inc.	1,385,660	22,328
	Norbord Inc.	573,639	21,910
	OceanaGold Corp.	7,895,050	21,760
	TransAlta Corp.	3,890,144	21,507
*	Kinaxis Inc.	319,222	21,497
	Jean Coutu Group PJC Inc. Class A	1,078,235	21,249
*	Canfor Corp.	902,674	21,172
^	Artis REIT	1,846,158	21,088
^	Cineplex Inc.	825,223	21,080
	Russel Metals Inc.	826,377	21,002
	ShawCor Ltd.	921,229	20,791
	Dream Office REIT	1,085,551	20,017
^	Superior Plus Corp.	1,984,465	19,312
^	Peyto Exploration & Development Corp.	2,084,259	19,013
^	Genworth MI Canada Inc.	533,165	18,310
^	Boardwalk REIT	500,519	18,108
	Tahoe Resources Inc.	4,039,045	17,831
*	Air Canada Class B	898,165	17,459
*	Raging River Exploration Inc.	2,867,912	17,371
*	Endeavour Mining Corp.	934,250	17,249
	Transcontinental Inc. Class A	851,513	17,217
*	Celestica Inc.	1,596,564	16,134
	Mullen Group Ltd.	1,293,403	15,815
^	CES Energy Solutions Corp.	3,172,309	15,346
	Innergex Renewable Energy Inc.	1,363,659	15,266
*	MEG Energy Corp.	3,369,492	15,231
*	NuVista Energy Ltd.	2,122,016	15,009
^	Secure Energy Services Inc.	2,039,004	14,754
	North West Co. Inc.	619,306	14,672
^	Pason Systems Inc.	965,541	14,428
*	Centerra Gold Inc.	2,756,216	14,229
	ECN Capital Corp.	4,684,659	14,206
*	Precision Drilling Corp.	3,894,739	14,122
	Westshore Terminals Investment Corp.	686,224	14,043
	Winpak Ltd.	386,357	14,000
*	SSR Mining Inc.	1,607,054	13,889
^	Home Capital Group Inc. Class B	998,133	13,876
*	ATS Automation Tooling Systems Inc.	1,016,000	13,745
	Enghouse Systems Ltd.	260,355	13,744
*	Paramount Resources Ltd. Class A	938,684	13,737
*,^	Pretium Resources Inc.	1,972,674	13,729
	Martinrea International Inc.	1,169,003	13,676

	Enerflex Ltd.	1,135,570	13,507
	Eldorado Gold Corp.	10,281,316	13,290
*,^	First Majestic Silver Corp.	2,122,883	12,979
*	SEMAFO Inc.	4,239,648	12,547
	Aecon Group Inc.	774,320	12,534
^	Northview Apartment REIT	597,938	12,075
*	Kelt Exploration Ltd.	1,875,091	11,494
*,^	ProMetic Life Sciences Inc.	8,089,203	11,443
^	TransAlta Renewables Inc.	1,125,885	11,295
^	Hudson's Bay Co.	1,279,857	11,103
*,^	NovaGold Resources Inc.	2,988,463	11,055
*	Torex Gold Resources Inc.	1,065,189	10,990
	Cascades Inc.	850,252	10,659
^	TORC Oil & Gas Ltd.	1,889,521	10,446
	Corus Entertainment Inc. Class B	1,493,585	10,249
*	Gran Tierra Energy Inc. (XTSE)	3,556,088	9,830
	Cogeco Communications Inc.	153,454	9,507
	Ensign Energy Services Inc.	1,557,244	9,318
*,^	Baytex Energy Corp.	3,019,642	9,206
*,^	Canadian Solar Inc.	582,269	8,973
*,^	Sierra Wireless Inc.	449,157	8,680
	Barrick Gold Corp. (XNYS)	602,500	8,664
	Dorel Industries Inc. Class B	318,553	7,987
	Birchcliff Energy Ltd.	2,837,300	7,866
^	Nevsun Resources Ltd.	3,740,498	7,816
*	Advantage Oil & Gas Ltd.	2,424,124	7,785
	Extendicare Inc.	1,030,489	7,297
	Fortis Inc. (XNYS)	200,103	7,072
*	Obsidian Energy Ltd.	6,483,517	6,747
*	Alacer Gold Corp.	3,671,681	6,388
*	China Gold International Resources Corp. Ltd.	3,135,742	6,246
	Just Energy Group Inc.	1,373,005	5,860
^	First National Financial Corp.	213,334	4,950
*	Gran Tierra Energy Inc. (XASE)	1,560,469	4,323
	Restaurant Brands International Inc. (XNYS)	70,000	4,227
	Morguard REIT	379,196	4,174
*	Crew Energy Inc.	1,813,639	3,318
*	Trisura Group Ltd.	83,262	1,700
*	DREAM Unlimited Corp. Class A	52,072	331
	Canaccord Genuity Group Inc.	9,910	52
*	Avigilon Corp.	2,258	42
*	Osisko Gold Royalties Warrants Expire 02/26/2019	38,586	33
*,^,2 Great Basin Gold Ltd.		2,279,068	4
*	Poseidon Concepts Corp.	320,721	—
			22,026,111
Chile (0.3%)
	Empresas COPEC SA	5,586,404	97,016
	SACI Falabella	7,473,754	78,409
	Enel Americas SA	334,813,028	78,356
	Latam Airlines Group SA	4,430,771	76,219
	Banco Santander Chile	699,444,204	59,510
	Banco de Chile	345,565,386	59,187
	Empresas CMPC SA	14,687,251	58,186
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	993,092	55,739
	Cencosud SA	17,697,568	55,289
	Banco de Credito e Inversiones	626,010	47,800
	Enel Generacion Chile SA	35,049,433	33,422

Enel Chile SA	229,207,591	28,916
Cia Cervecerias Unidas SA	1,863,072	27,346
Parque Arauco SA	7,418,272	24,427
Itau CorpBanca	2,256,661,888	22,989
Aguas Andinas SA Class A	34,026,966	22,914
Colbun SA	87,344,945	21,673
Empresa Nacional de Telecomunicaciones SA	1,692,697	20,279
Embotelladora Andina SA Preference Shares	3,232,276	15,788
Vina Concha y Toro SA	6,676,516	14,884
Engie Energia Chile SA	6,512,168	14,429
Sociedad Quimica y Minera de Chile SA ADR	235,777	13,293
CAP SA	988,102	12,865
SONDA SA	5,874,086	12,189
Banco Santander Chile ADR	333,877	11,369
Inversiones Aguas Metropolitanas SA	5,567,797	10,841
AES Gener SA	31,128,633	10,057
Ripley Corp. SA	8,373,183	9,797
* Cia Sud Americana de Vapores SA	183,981,480	9,595
Inversiones La Construccion SA	408,288	8,558
Enel Americas SA ADR	601,387	7,084
Enel Generacion Chile SA ADR	218,930	6,299
* SMU SA	15,935,087	5,199
Forus SA	1,003,363	4,577
Enel Chile SA ADR	574,664	3,620
Latam Airlines Group SA ADR	194,851	3,328
		1,041,449
China (6.3%)
Tencent Holdings Ltd.	70,449,100	4,162,657
* Alibaba Group Holding Ltd. ADR	7,110,059	1,452,514
China Construction Bank Corp.	1,181,015,819	1,355,891
Industrial & Commercial Bank of China Ltd.	1,032,456,072	972,541
Ping An Insurance Group Co. of China Ltd.	65,838,907	775,450
China Mobile Ltd.	69,980,773	736,925
Bank of China Ltd.	1,006,984,855	603,521
* Baidu Inc. ADR	1,816,827	448,611
China Life Insurance Co. Ltd.	98,260,198	330,862
CNOOC Ltd.	209,925,377	329,974
China Petroleum & Chemical Corp.	336,788,212	291,125
China Merchants Bank Co. Ltd.	50,192,810	245,058
* JD.com Inc. ADR	4,962,163	244,287
PetroChina Co. Ltd.	276,024,263	217,840
Agricultural Bank of China Ltd.	337,733,407	206,638
Geely Automobile Holdings Ltd.	63,517,390	202,072
China Overseas Land & Investment Ltd.	50,745,620	196,247
China Pacific Insurance Group Co. Ltd.	34,061,863	172,176
NetEase Inc. ADR	480,875	153,957
Country Garden Holdings Co. Ltd.	69,932,185	150,214
China Resources Land Ltd.	35,439,022	141,045
China Shenhua Energy Co. Ltd.	44,832,112	139,305
^ Sunac China Holdings Ltd.	28,956,799	138,202
CSPC Pharmaceutical Group Ltd.	57,701,041	127,823
* China Evergrande Group	38,487,842	126,744
PICC Property & Casualty Co. Ltd.	59,794,628	123,702
Sunny Optical Technology Group Co. Ltd.	8,618,948	118,801
* China Unicom Hong Kong Ltd.	73,193,104	109,717
* Ctrip.com International Ltd. ADR	2,305,008	107,828
CITIC Ltd.	66,061,358	103,969

Sino Biopharmaceutical Ltd.	55,874,172	102,493
Shenzhou International Group Holdings Ltd.	9,411,929	96,922
* SINA Corp.	813,767	95,414
China Telecom Corp. Ltd.	186,601,459	92,418
Brilliance China Automotive Holdings Ltd.	36,251,604	92,167
Bank of Communications Co. Ltd.	105,280,445	90,919
Hengan International Group Co. Ltd.	9,445,709	90,497
China CITIC Bank Corp. Ltd.	110,199,183	90,472
^ BYD Co. Ltd.	9,058,044	85,226
Anhui Conch Cement Co. Ltd.	15,513,845	85,122
China Vanke Co. Ltd.	17,353,160	84,526
China Taiping Insurance Holdings Co. Ltd.	19,150,488	82,442
China Minsheng Banking Corp. Ltd.	71,837,117	81,941
New Oriental Education & Technology Group Inc. ADR	882,449	81,265
CITIC Securities Co. Ltd.	29,816,264	79,064
China Resources Beer Holdings Co. Ltd.	20,779,025	78,468
ANTA Sports Products Ltd.	15,910,632	76,341
Haitong Securities Co. Ltd.	46,325,852	75,466
New China Life Insurance Co. Ltd.	11,437,072	74,215
ENN Energy Holdings Ltd.	9,542,288	73,726
China Communications Construction Co. Ltd.	60,242,038	71,729
Fosun International Ltd.	29,596,281	69,678
Guangzhou Automobile Group Co. Ltd.	29,283,836	66,003
3 China Huarong Asset Management Co. Ltd.	130,565,999	65,873
3 People's Insurance Co. Group of China Ltd.	114,034,839	64,974
Longfor Properties Co. Ltd.	19,334,566	63,096
China Conch Venture Holdings Ltd.	21,883,000	61,214
Sinopharm Group Co. Ltd.	13,721,497	60,469
TAL Education Group ADR	1,851,384	60,300
China Gas Holdings Ltd.	20,632,677	60,235
Guangdong Investment Ltd.	39,244,149	58,347
Haier Electronics Group Co. Ltd.	16,294,569	55,626
China Cinda Asset Management Co. Ltd.	128,182,515	54,147
Lenovo Group Ltd.	94,003,164	54,113
China Everbright International Ltd.	35,528,033	54,106
3 Postal Savings Bank of China Co. Ltd.	79,358,000	52,977
CRRC Corp. Ltd.	52,451,547	51,840
3 Huatai Securities Co. Ltd.	22,521,236	50,925
Kingboard Chemical Holdings Ltd.	9,229,952	50,504
^ Fullshare Holdings Ltd.	105,769,245	49,769
Dongfeng Motor Group Co. Ltd.	38,215,373	49,766
Great Wall Motor Co. Ltd.	40,658,447	49,409
Shimao Property Holdings Ltd.	15,959,578	47,358
* Landing International Development Ltd.	1,051,208,112	46,794
China Resources Power Holdings Co. Ltd.	25,317,591	46,682
* 58.com Inc. ADR	565,482	45,171
Yanzhou Coal Mining Co. Ltd.	25,719,080	44,732
GF Securities Co. Ltd.	20,041,542	44,656
China Merchants Port Holdings Co. Ltd.	16,662,862	43,936
3 CGN Power Co. Ltd.	152,316,733	43,022
Beijing Enterprises Holdings Ltd.	6,871,819	42,170
China Jinmao Holdings Group Ltd.	64,269,995	41,837
China Railway Group Ltd.	54,254,648	41,554
TravelSky Technology Ltd.	13,243,297	41,334
Beijing Enterprises Water Group Ltd.	57,453,802	41,264
^ China National Building Material Co. Ltd.	38,074,441	40,397
^ China Molybdenum Co. Ltd.	52,053,429	39,938

3	China Galaxy Securities Co. Ltd.	48,809,723	39,762
	Guangzhou R&F Properties Co. Ltd.	13,692,867	38,323
	Zijin Mining Group Co. Ltd.	75,355,045	37,991
	Huaneng Power International Inc.	58,050,082	37,340
*	Vipshop Holdings Ltd. ADR	2,254,391	37,265
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,400,129	37,190
	Kingsoft Corp. Ltd.	10,839,056	36,986
*	Zhuzhou CRRC Times Electric Co. Ltd.	6,652,591	36,799
	CIFI Holdings Group Co. Ltd.	42,624,714	36,619
	Kunlun Energy Co. Ltd.	36,868,777	36,572
*	Aluminum Corp. of China Ltd.	53,326,772	36,064
*	ZTE Corp.	9,916,260	35,984
	China State Construction International Holdings Ltd.	24,466,595	35,316
	China Medical System Holdings Ltd.	16,286,327	34,861
	Air China Ltd.	23,857,885	34,781
	China Resources Gas Group Ltd.	10,534,453	34,689
	Agile Group Holdings Ltd.	19,108,613	34,235
	Yangzijiang Shipbuilding Holdings Ltd.	28,113,316	34,192
	Beijing Capital International Airport Co. Ltd.	22,259,443	33,797
	China Longyuan Power Group Corp. Ltd.	46,210,215	33,730
*	YY Inc. ADR	252,002	33,506
	Chongqing Rural Commercial Bank Co. Ltd.	37,086,469	33,499
	China Railway Construction Corp. Ltd.	27,015,129	32,802
	China Southern Airlines Co. Ltd.	24,521,983	31,940
	Nine Dragons Paper Holdings Ltd.	20,474,708	31,766
	Weichai Power Co. Ltd.	25,012,602	31,201
	Sino-Ocean Group Holding Ltd.	37,645,931	31,080
*,^	ZTO Express Cayman Inc. ADR	1,947,024	30,782
	Far East Horizon Ltd.	28,221,973	30,342
	Autohome Inc. ADR	361,892	30,138
*,3	Wuxi Biologics Cayman Inc.	4,300,510	29,555
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,070,970	28,927
	Sinopec Shanghai Petrochemical Co. Ltd.	47,335,669	28,902
*,3	China Resources Pharmaceutical Group Ltd.	21,936,500	28,869
*	Weibo Corp. ADR	220,563	28,578
	China Oilfield Services Ltd.	23,897,700	28,442
3	Fuyao Glass Industry Group Co. Ltd.	6,722,889	28,388
*	GCL-Poly Energy Holdings Ltd.	164,900,576	28,358
3	BAIC Motor Corp. Ltd.	17,982,608	28,087
	KWG Property Holding Ltd.	16,406,091	27,646
	Tsingtao Brewery Co. Ltd.	4,931,892	27,460
	China Everbright Ltd.	11,117,535	27,353
^,3	Dali Foods Group Co. Ltd.	27,458,803	26,919
	China Everbright Bank Co. Ltd.	47,109,656	26,662
*,3	3SBio Inc.	12,928,925	26,386
	Jiangxi Copper Co. Ltd.	15,526,752	26,232
	Jiangsu Expressway Co. Ltd.	16,881,456	25,966
	Future Land Holdings Co. Ltd. Class A	3,969,053	25,385
^	BYD Electronic International Co. Ltd.	10,213,000	25,088
*,3	Meitu Inc.	17,705,292	24,506
*	China Biologic Products Holdings Inc.	301,662	24,413
	China Lodging Group Ltd. ADR	162,978	24,364
	COSCO SHIPPING Ports Ltd.	23,296,593	24,344
	Kingboard Laminates Holdings Ltd.	13,437,564	23,605
	Haitian International Holdings Ltd.	7,464,937	23,438
*,3	Guotai Junan Securities Co. Ltd.	9,190,212	23,256
	Lee & Man Paper Manufacturing Ltd.	19,698,457	23,134

	Huaneng Renewables Corp. Ltd.	66,614,925	23,023
	Zhejiang Expressway Co. Ltd.	19,452,733	22,973
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,354,843	22,847
	Shenzhen International Holdings Ltd.	11,220,490	22,685
*,^	Alibaba Pictures Group Ltd.	162,942,352	22,682
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,960,281	21,682
*,3	China Literature Ltd.	2,080,400	21,555
	China Communications Services Corp. Ltd.	33,402,788	21,160
3	Sinopec Engineering Group Co. Ltd.	19,488,212	20,988
3	China International Capital Corp. Ltd.	9,313,674	20,890
	Sihuan Pharmaceutical Holdings Group Ltd.	53,874,128	20,685
^	Zhongsheng Group Holdings Ltd.	8,250,952	20,678
*	BeiGene Ltd. ADR	152,153	20,655
*,^	Alibaba Health Information Technology Ltd.	39,504,764	20,636
^	Future Land Development Holdings Ltd.	21,068,563	20,625
	Logan Property Holdings Co. Ltd.	13,341,180	20,249
	Shenzhen Investment Ltd.	45,060,696	20,088
	China Reinsurance Group Corp.	84,229,424	19,782
*,3	China Merchants Securities Co. Ltd.	11,581,800	19,574
*	Momo Inc. ADR	618,582	19,504
^	Luye Pharma Group Ltd.	21,878,570	19,502
*,^	COSCO SHIPPING Holdings Co. Ltd.	32,934,640	19,445
	China Eastern Airlines Corp. Ltd.	21,022,855	19,012
^	GOME Retail Holdings Ltd.	146,146,766	18,514
3	Legend Holdings Corp.	5,079,430	18,350
	China Resources Cement Holdings Ltd.	24,376,511	18,338
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	11,871,235	18,022
	AviChina Industry & Technology Co. Ltd.	33,570,046	17,982
	China Power International Development Ltd.	65,481,326	17,868
	Yuexiu Property Co. Ltd.	83,206,472	17,840
^	Greentown China Holdings Ltd.	10,168,101	17,737
	Shanghai Industrial Holdings Ltd.	5,989,413	17,498
^	Chinasoft International Ltd.	24,308,000	17,140
	Sinotrans Ltd.	28,040,140	17,007
*	Li Ning Co. Ltd.	21,012,214	16,900
*,^	Kaisa Group Holdings Ltd.	26,536,233	16,811
	Shandong Weigao Group Medical Polymer Co. Ltd.	22,501,672	16,668
^	Angang Steel Co. Ltd.	14,990,463	16,280
	Chongqing Changan Automobile Co. Ltd. Class B	14,253,213	16,122
*,^	Kingdee International Software Group Co. Ltd.	24,247,600	15,771
*	Sohu.com Inc.	406,907	15,670
*	Shanghai Electric Group Co. Ltd.	38,216,684	15,520
3	China Railway Signal & Communication Corp. Ltd.	19,929,232	15,365
	SOHO China Ltd.	25,716,506	15,252
^	BBMG Corp.	30,438,240	15,105
*,^	CMBC Capital Holdings Ltd.	202,420,633	14,723
^	China Coal Energy Co. Ltd.	27,962,362	14,430
*	China First Capital Group Ltd.	38,519,018	14,335
	Metallurgical Corp. of China Ltd.	44,947,501	14,265
	Fufeng Group Ltd.	18,985,600	13,839
*,^	Health and Happiness H&H International Holdings Ltd.	1,962,624	13,815
	China National Materials Co. Ltd.	15,127,631	13,781
*	Poly Property Group Co. Ltd.	24,729,002	13,666
	Yuzhou Properties Co. Ltd.	18,183,654	13,409
	China Agri-Industries Holdings Ltd.	28,695,153	13,323
	Hollysys Automation Technologies Ltd.	520,378	13,202
	Skyworth Digital Holdings Ltd.	26,423,000	12,946

	Guangshen Railway Co. Ltd.	19,371,673	12,941
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,344,958	12,782
	Tong Ren Tang Technologies Co. Ltd.	7,862,000	12,562
	SSY Group Ltd.	17,154,894	12,556
	Yanlord Land Group Ltd.	8,737,564	12,322
*	Datang International Power Generation Co. Ltd.	37,311,332	12,293
*,^	Maanshan Iron & Steel Co. Ltd.	22,468,097	12,042
*,3	Zhou Hei Ya International Holdings Co. Ltd.	12,053,500	12,030
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	8,242,569	11,916
	Wuxi Little Swan Co. Ltd. Class B	1,828,332	11,810
	Sinotruk Hong Kong Ltd.	8,931,801	11,748
3	Orient Securities Co. Ltd.	10,387,628	11,526
	China Water Affairs Group Ltd.	12,196,000	11,490
	China International Marine Containers Group Co. Ltd.	5,516,284	11,354
	Lonking Holdings Ltd.	25,457,000	11,349
	China ZhengTong Auto Services Holdings Ltd.	11,058,000	11,215
*,^	HengTen Networks Group Ltd.	243,394,325	11,205
	China SCE Property Holdings Ltd.	20,253,407	10,885
^	Zhaojin Mining Industry Co. Ltd.	12,635,952	10,762
*	COSCO SHIPPING Development Co. Ltd.	48,309,293	10,743
*,3	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,299,962	10,629
^	China Zhongwang Holdings Ltd.	18,363,619	10,543
	Shandong Chenming Paper Holdings Ltd. Class B	6,088,072	10,379
3	Fu Shou Yuan International Group Ltd.	11,520,000	10,323
^	Tongda Group Holdings Ltd.	44,931,284	10,155
^	China South City Holdings Ltd.	33,623,689	10,123
	COSCO SHIPPING Energy Transportation Co. Ltd.	17,448,804	10,028
	Lao Feng Xiang Co. Ltd. Class B	2,649,181	9,972
	Livzon Pharmaceutical Group Inc.	1,205,844	9,936
^	China Maple Leaf Educational Systems Ltd.	7,942,000	9,930
*,^	Digital China Holdings Ltd.	16,465,000	9,814
*	51job Inc. ADR	139,582	9,783
	Shenzhen Expressway Co. Ltd.	9,286,784	9,741
3	Qingdao Port International Co. Ltd.	13,164,000	9,702
	Greatview Aseptic Packaging Co. Ltd.	13,397,000	9,601
^	China Overseas Grand Oceans Group Ltd.	15,077,250	9,437
	China Lesso Group Holdings Ltd.	12,067,000	9,403
	Powerlong Real Estate Holdings Ltd.	17,195,000	9,321
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,160,602	9,242
	Anhui Gujing Distillery Co. Ltd. Class B	1,557,913	9,153
^,3	Red Star Macalline Group Corp. Ltd.	6,910,097	9,122
^	NetDragon Websoft Holdings Ltd.	3,333,008	9,001
3	Universal Medical Financial & Technical Advisory Services Co. Ltd.	9,451,500	8,818
*,^	CAR Inc.	10,483,858	8,686
	Beijing Capital Land Ltd.	13,226,000	8,624
	China BlueChemical Ltd.	23,916,105	8,603
	Huadian Fuxin Energy Corp. Ltd.	32,638,143	8,579
*,^	Bitauto Holdings Ltd. ADR	245,942	8,556
*,^	CIMC Enric Holdings Ltd.	7,790,062	8,552
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	19,456,346	8,490
	BOE Technology Group Co. Ltd. Class B	13,776,876	8,464
^	China High Speed Transmission Equipment Group Co. Ltd.	4,768,000	8,399
	Beijing Jingneng Clean Energy Co. Ltd.	29,561,115	8,365
*,^	Tibet Water Resources Ltd.	19,221,000	8,335
	Tianneng Power International Ltd.	8,418,000	8,316
	Greentown Service Group Co. Ltd.	10,028,808	8,293
3	Hua Hong Semiconductor Ltd.	4,159,000	8,284

	Huadian Power International Corp. Ltd.	21,686,358	8,233
	China Machinery Engineering Corp.	12,310,845	8,071
	Hopson Development Holdings Ltd.	7,693,525	8,070
	China Dongxiang Group Co. Ltd.	39,385,402	8,005
	Sinopec Kantons Holdings Ltd.	12,514,000	7,974
*,^	SMI Holdings Group Ltd.	15,387,200	7,894
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	17,864,000	7,565
^	Golden Eagle Retail Group Ltd.	5,940,072	7,530
	Shandong Chenming Paper Holdings Ltd.	4,197,126	7,442
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,594,092	6,912
*,3	China Metal Resources Utilization Ltd.	10,654,055	6,847
^	Hisense Kelon Electrical Holdings Co. Ltd. Class A	4,984,000	6,819
*,^	Lifetech Scientific Corp.	25,674,903	6,768
*,^	Noah Holdings Ltd. ADR	135,944	6,717
*	Fang Holdings Ltd. ADR	1,281,201	6,688
3	CSC Financial Co. Ltd.	7,078,000	6,595
*,^,2 China Shanshui Cement Group Ltd.		11,479,000	6,457
	CSG Holding Co. Ltd. Class B	10,324,418	6,439
*,^	Baozun Inc. ADR	163,377	6,364
^	Bank of Chongqing Co. Ltd.	6,897,000	6,336
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	11,203,243	6,289
	China Overseas Property Holdings Ltd.	16,078,560	6,169
	Dazhong Transportation Group Co. Ltd. Class B	9,297,281	6,143
*,3	China Everbright Greentech Ltd.	6,691,016	6,130
	Central China Securities Co. Ltd.	13,896,489	6,105
*	Q Technology Group Co. Ltd.	4,461,682	6,068
^	Greenland Hong Kong Holdings Ltd.	10,642,000	6,032
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	5,255,900	5,987
	China Suntien Green Energy Corp. Ltd.	24,008,000	5,963
*,^	Huayi Tencent Entertainment Co. Ltd.	93,700,000	5,934
3	Tian Ge Interactive Holdings Ltd.	6,483,000	5,800
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,655,734	5,795
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,090,938	5,658
^	CT Environmental Group Ltd.	29,110,000	5,647
	Yuexiu Transport Infrastructure Ltd.	7,650,000	5,614
*,^	FDG Electric Vehicles Ltd.	133,085,000	5,594
	Anhui Expressway Co. Ltd.	6,550,341	5,452
	Vinda International Holdings Ltd.	2,886,528	5,402
*,^	China Minsheng Financial Holding Corp. Ltd.	151,468,093	5,399
	Sinotrans Shipping Ltd.	16,971,500	5,322
*,^	Sinopec Oilfield Service Corp.	29,709,357	5,305
*,^	Renhe Commercial Holdings Co. Ltd.	200,204,428	5,215
*	C C Land Holdings Ltd.	22,650,000	5,173
	China Oil & Gas Group Ltd.	51,266,000	5,160
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,263,127	5,156
^	China Foods Ltd.	9,459,157	5,097
*	Dongfang Electric Corp. Ltd.	5,286,183	5,042
	Xinhua Winshare Publishing and Media Co. Ltd.	6,202,000	5,042
^,3	Redco Group	11,081,901	5,035
*	21Vianet Group Inc. ADR	550,334	5,014
	Shanghai Baosight Software Co. Ltd. Class B	3,104,810	4,981
	Xtep International Holdings Ltd.	10,936,000	4,951
*,^	O-Net Technologies Group Ltd.	7,239,000	4,897
*,^,3 Ozner Water International Holding Ltd.		15,076,000	4,800
	Texhong Textile Group Ltd.	3,391,000	4,769
	Dah Chong Hong Holdings Ltd.	9,376,000	4,729
*	Hi Sun Technology China Ltd.	23,118,000	4,710

*,^	COSCO Shipping International Singapore Co. Ltd.	12,370,016	4,662
*,3	Haichang Ocean Park Holdings Ltd.	18,650,000	4,647
*	West China Cement Ltd.	26,486,000	4,549
	Sichuan Expressway Co. Ltd.	11,484,513	4,523
^	SIIC Environment Holdings Ltd.	10,888,580	4,482
	Shanghai Industrial Urban Development Group Ltd.	16,686,000	4,481
*,^	Beijing Gas Blue Sky Holdings Ltd.	59,120,000	4,458
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,167,067	4,451
	China Shineway Pharmaceutical Group Ltd.	3,594,000	4,424
^	Chaowei Power Holdings Ltd.	7,639,000	4,341
	Huangshan Tourism Development Co. Ltd. Class B	3,249,500	4,290
^,3	Cogobuy Group	6,978,000	4,208
	CPMC Holdings Ltd.	4,883,000	4,092
	Xingda International Holdings Ltd.	10,171,000	4,043
*	iKang Healthcare Group Inc. ADR	250,139	4,030
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,638,800	3,974
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,921,701	3,971
	Guangdong Electric Power Development Co. Ltd. Class B	9,555,450	3,946
	China Lilang Ltd.	4,299,000	3,882
*,^	Carnival Group International Holdings Ltd.	83,595,166	3,846
^	PAX Global Technology Ltd.	7,926,000	3,846
	Weifu High-Technology Group Co. Ltd. Class B	1,718,354	3,836
^	Dongjiang Environmental Co. Ltd.	2,693,485	3,815
*,^	Grand Baoxin Auto Group Ltd.	8,463,691	3,801
^	Wasion Group Holdings Ltd.	6,790,000	3,799
^	Dalian Port PDA Co. Ltd.	20,312,096	3,758
	Fantasia Holdings Group Co. Ltd.	20,341,500	3,728
*,^	Sinofert Holdings Ltd.	23,823,945	3,704
	Harbin Electric Co. Ltd.	8,766,187	3,673
^,3	Cosmo Lady China Holdings Co. Ltd.	9,313,871	3,662
	Shandong Airlines Co. Ltd. Class B	1,735,020	3,590
*,^	Hybrid Kinetic Group Ltd.	202,566,000	3,568
*	Changyou.com Ltd. ADR	115,809	3,563
^	TCL Multimedia Technology Holdings Ltd.	7,467,999	3,536
*,^	JinkoSolar Holding Co. Ltd. ADR	158,864	3,530
	Huaxin Cement Co. Ltd. Class B	2,715,514	3,529
*	Sany Heavy Equipment International Holdings Co. Ltd.	11,631,269	3,525
*	Glorious Property Holdings Ltd.	31,380,000	3,522
*	Sinolink Worldwide Holdings Ltd.	25,592,000	3,494
	Shanghai Bailian Group Co. Ltd. Class B	2,473,433	3,493
	361 Degrees International Ltd.	9,598,000	3,492
	Beijing North Star Co. Ltd.	8,815,124	3,475
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	6,211,826	3,472
	Weiqiao Textile Co.	5,789,000	3,454
*	Hangzhou Steam Turbine Co. Ltd. Class B	3,454,046	3,440
^	China All Access Holdings Ltd.	11,154,000	3,420
3	Everbright Securities Co. Ltd.	2,597,577	3,410
	Luthai Textile Co. Ltd. Class B	3,186,283	3,407
*	China Water Industry Group Ltd.	15,788,000	3,369
*,2	Coolpad Group Ltd.	36,597,200	3,368
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,272,784	3,346
*,2	Hua Han Health Industry Holdings Ltd.	48,522,792	3,287
	Shanghai Haixin Group Co. Class B	4,789,325	3,242
	China Fangda Group Co. Ltd. Class B	4,875,658	3,230
*	AVIC International Holding HK Ltd.	47,456,000	3,221
	Shanghai Diesel Engine Co. Ltd. Class B	4,307,040	3,214
	Comba Telecom Systems Holdings Ltd.	18,380,303	3,213

	China Merchants Land Ltd.	16,114,000	3,165
	Bosideng International Holdings Ltd.	34,328,459	3,153
	China National Accord Medicines Corp. Ltd. Class B	657,373	3,136
	Welling Holding Ltd.	12,049,200	3,132
*,2,3 Tianhe Chemicals Group Ltd.		20,635,827	3,086
*,^	Chiho Environmental Group Ltd.	5,718,000	3,071
	Tianjin Port Development Holdings Ltd.	19,514,000	3,016
*,^	North Mining Shares Co. Ltd.	144,060,000	3,015
^	CITIC Resources Holdings Ltd.	27,389,068	3,004
	China Electronics Optics Valley Union Holding Co. Ltd.	33,588,000	3,001
*	Leyou Technologies Holdings Ltd.	13,609,646	2,971
	Concord New Energy Group Ltd.	60,800,000	2,945
	Shanghai Huayi Group Corp. Ltd. Class B	3,102,853	2,906
*,^	China Modern Dairy Holdings Ltd.	15,145,500	2,897
*,^	China Power Clean Energy Development Co. Ltd.	4,620,500	2,866
	Qingling Motors Co. Ltd.	8,414,000	2,832
	Shanghai Highly Group Co. Ltd. Class B	3,406,210	2,824
	Ajisen China Holdings Ltd.	5,779,000	2,795
*	Shang Gong Group Co. Ltd. Class B	2,999,096	2,785
*	Shougang Concord International Enterprises Co. Ltd.	95,104,000	2,740
	Guorui Properties Ltd.	9,168,000	2,726
^	Tianjin Capital Environmental Protection Group Co. Ltd.	4,535,162	2,723
^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	39,505,968	2,719
^	China Singyes Solar Technologies Holdings Ltd.	6,330,680	2,585
*	China Huiyuan Juice Group Ltd.	8,681,000	2,582
	Minmetals Land Ltd.	13,893,000	2,568
^	First Tractor Co. Ltd.	6,032,000	2,557
2	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,530,596	2,555
*	China Yurun Food Group Ltd.	16,766,413	2,482
*,^	Yashili International Holdings Ltd.	12,649,000	2,460
*	Rentian Technology Holdings Ltd.	50,450,000	2,450
*,^	Capital Environment Holdings Ltd.	61,750,000	2,439
*,^,2 Hanergy Thin Film Power Group Ltd.		84,704,000	2,423
	Dawnrays Pharmaceutical Holdings Ltd.	4,212,000	2,416
	Tianjin Development Holdings Ltd.	4,952,000	2,414
	Foshan Electrical and Lighting Co. Ltd. Class B	3,090,297	2,388
3	Shengjing Bank Co. Ltd.	2,908,396	2,375
	Sinosoft Technology Group Ltd.	8,008,000	2,336
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,787,832	2,323
	INESA Intelligent Tech Inc. Class B	3,574,874	2,317
^	Launch Tech Co. Ltd.	1,748,000	2,286
*,^	Midas Holdings Ltd.	16,595,800	2,236
*	Kama Co. Ltd. Class B	2,970,300	2,225
*,^	PW Medtech Group Ltd.	10,733,000	2,164
*,^	Lianhua Supermarket Holdings Co. Ltd.	6,021,000	2,129
*,^	China Logistics Property Holdings Co. Ltd.	6,603,011	2,109
	Shanghai Jinjiang International Travel Co. Ltd. Class B	754,758	2,102
^	China Everbright Water Ltd.	5,866,000	2,096
	Colour Life Services Group Co. Ltd.	3,107,000	2,086
^	China Electronics Huada Technology Co. Ltd.	12,414,000	2,083
*,^	China Chengtong Development Group Ltd.	32,464,000	2,053
	Eastern Communications Co. Ltd. Class B	3,109,400	2,046
*,^,3 ZhongAn Online P&C Insurance Co. Ltd.		225,863	2,014
*	Bengang Steel Plates Co. Ltd. Class B	4,606,141	2,001
*,^,2 National Agricultural Holdings Ltd.		13,096,000	1,992
	Poly Culture Group Corp. Ltd.	990,586	1,958
	Phoenix Satellite Television Holdings Ltd.	14,022,000	1,934

*	Huadian Energy Co. Ltd. Class B	5,089,834	1,886
*,2	Mingfa Group International Co. Ltd.	7,651,943	1,849
*,^	China Beidahuang Industry Group Holdings Ltd.	40,032,000	1,841
	Jiangling Motors Corp. Ltd. Class B	944,312	1,832
*,^	Loudong General Nice Resources China Holdings Ltd.	46,403,520	1,801
*,2	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,076,801	1,778
*,^	SRE Group Ltd.	64,642,000	1,770
	Xiamen International Port Co. Ltd.	8,902,000	1,763
3	Beijing Urban Construction Design & Development Group Co. Ltd.	2,728,000	1,665
*,^	Enerchina Holdings Ltd.	19,420,500	1,660
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,958,834	1,596
3	Kangda International Environmental Co. Ltd.	7,324,891	1,556
^	Hilong Holding Ltd.	7,345,000	1,532
*	Xinjiang Xinxin Mining Industry Co. Ltd.	10,019,000	1,520
*,^	Ying Li International Real Estate Ltd.	12,669,800	1,507
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,033,000	1,493
*,2	Zhonglu Co. Ltd. Class B	912,811	1,429
*,^	Chongqing Iron & Steel Co. Ltd.	6,872,000	1,418
*	Shanghai Zhongyida Co. Ltd. Class B	4,102,000	1,349
*,2	China Fiber Optic Network System Group Ltd.	14,959,600	1,339
*,^	China Soft Power Technology Holdings Ltd.	69,453,425	1,285
	Jinzhou Port Co. Ltd. Class B	2,549,944	1,281
	Hengdeli Holdings Ltd.	22,663,600	1,255
*	China Minsheng Drawin Technology Group Ltd.	48,720,000	1,231
	Chongqing Machinery & Electric Co. Ltd.	11,238,000	1,189
*,^	China Rare Earth Holdings Ltd.	15,493,426	1,129
*,^	V1 Group Ltd.	39,432,000	1,128
	Maoye International Holdings Ltd.	10,045,000	1,039
*	MIE Holdings Corp.	15,092,000	1,038
*,2	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,739,160	1,029
*,3	Yixin Group Ltd.	1,192,000	975
*,^	Munsun Capital Group Ltd.	106,482,000	939
	Dalian Refrigeration Co. Ltd. Class B	1,744,260	833
*,2	Anxin-China Holdings Ltd.	16,568,000	815
	Hefei Meiling Co. Ltd. Class B	1,656,752	787
	Changchai Co. Ltd. Class B	1,626,592	783
*,2	Tech Pro Technology Development Ltd.	87,171,600	758
*	Sogou Inc. ADR	69,600	715
	Fiyta Holdings Ltd. Class B	851,520	673
^	Wisdom Sports Group	5,083,000	648
*,^	Boer Power Holdings Ltd.	2,740,000	633
	Huishang Bank Corp. Ltd.	1,105,601	610
*	China Dynamics Holdings Ltd.	30,280,000	606
*,2	Boshiwa International Holding Ltd.	2,777,000	596
*,^	Daphne International Holdings Ltd.	5,850,000	388
	COSCO SHIPPING International Hong Kong Co. Ltd.	578,527	243
*,^,2 China Lumena New Materials Corp.		13,488,000	216
*,^,2 Dynasty Fine Wines Group Ltd.		1,342,000	198
	HNA Infrastructure Co. Ltd.	174,313	174
*,2	Real Gold Mining Ltd.	1,345,000	144
*,2	Trony Solar Holdings Co. Ltd.	1,562,000	126
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	408,301	115
	Shenguan Holdings Group Ltd.	2,230,000	108
	China Datang Corp. Renewable Power Co. Ltd.	296,839	38
*	EverChina International Holdings Co. Ltd.	1,622,249	37
*	Hydoo International Holding Ltd.	143,719	13
	China Energy Engineering Corp. Ltd.	23,629	4

*,^,2 China Huishan Dairy Holdings Co. Ltd.		45,054,011	—
*,2	China Metal Recycling Holdings Ltd.	2,568,000	—
*,2	China Longevity Group Co. Ltd.	1,027,000	—
			22,232,899
Colombia (0.1%)
	Bancolombia SA ADR	1,484,812	68,227
	Ecopetrol SA	47,667,478	44,678
	Grupo de Inversiones Suramericana SA	2,915,878	41,221
	Bancolombia SA	2,853,249	32,695
	Interconexion Electrica SA ESP	4,630,465	23,332
	Cementos Argos SA	5,340,631	21,265
	Grupo Aval Acciones y Valores Preference Shares	46,919,920	21,079
	Almacenes Exito SA	2,885,502	18,179
	Grupo de Inversiones Suramericana SA Preference Shares	1,335,078	17,989
^	Ecopetrol SA ADR	876,093	16,532
	Banco Davivienda SA Preference Shares	1,435,343	16,124
	Bancolombia SA Preference Shares	870,291	9,954
	Cementos Argos SA Preference Shares	2,927,513	9,820
	Corp Financiera Colombiana SA	816,907	7,737
*	CEMEX Latam Holdings SA	1,993,598	7,671
	Avianca Holdings SA Preference Shares	4,208,153	4,233
	Grupo Aval Acciones y Valores SA ADR	250,762	2,282
			363,018
Czech Republic (0.0%)
	CEZ AS	2,126,729	54,471
	Komercni banka as	1,013,362	46,538
3	Moneta Money Bank AS	7,349,153	30,503
	O2 Czech Republic AS	631,105	8,800
	Philip Morris CR AS	5,472	4,548
			144,860
Denmark (1.2%)
	Novo Nordisk A/S Class B	23,205,123	1,287,847
	Danske Bank A/S	9,212,058	374,073
	DSV A/S	2,435,278	200,228
	Vestas Wind Systems A/S	2,816,430	192,103
	Carlsberg A/S Class B	1,388,937	178,532
	Novozymes A/S	2,822,520	156,579
	Coloplast A/S Class B	1,750,002	155,579
	AP Moller - Maersk A/S Class B	81,220	144,996
	Pandora A/S	1,423,268	134,876
*	Genmab A/S	727,651	133,150
3	Orsted A/S	2,129,262	129,253
	AP Moller - Maersk A/S Class A	61,851	105,676
	Chr Hansen Holding A/S	1,172,829	102,472
	ISS A/S	2,450,757	95,620
	TDC A/S	10,758,860	71,811
	GN Store Nord A/S	1,868,283	63,002
	Jyske Bank A/S	924,610	53,451
*	William Demant Holding A/S	1,509,038	47,720
*,3	Nets A/S	1,621,437	44,638
	Royal Unibrew A/S	693,263	42,131
	H Lundbeck A/S	775,931	39,553
	FLSmidth & Co. A/S	651,059	38,344
*	Ambu A/S Class B	1,745,828	37,474
	Sydbank A/S	903,067	36,933
	Tryg A/S	1,450,421	35,296

	SimCorp A/S	519,515	32,997
*	Topdanmark A/S	607,424	29,019
	Rockwool International A/S Class B	81,330	22,719
	Dfds A/S	370,899	22,256
*	Nilfisk Holding A/S	351,885	20,413
3	Scandinavian Tobacco Group A/S	832,448	16,833
	Schouw & Co. A/S	164,767	16,677
*	Bavarian Nordic A/S	422,480	16,277
*	NKT A/S	368,353	16,061
	Spar Nord Bank A/S	1,037,645	12,362
*	Bang & Olufsen A/S	434,454	11,668
	Alm Brand A/S	893,636	11,014
	ALK-Abello A/S	78,819	10,011
*	D/S Norden A/S	322,928	6,433
	Matas A/S	397,590	4,995
	Solar A/S Class B	63,855	4,215
*,2	OW Bunker A/S	129,331	—
			4,155,287
Egypt (0.0%)
	Commercial International Bank Egypt SAE	13,730,329	60,880
*	Global Telecom Holding SAE	31,419,285	12,092
	ElSewedy Electric Co.	948,195	8,415
	Egyptian Financial Group-Hermes Holding Co.	6,894,293	8,021
	Talaat Moustafa Group	13,048,255	7,115
*	Orascom Construction Ltd.	650,528	5,662
	Medinet Nasr Housing	6,471,862	4,115
*	Six of October Development & Investment	3,831,591	4,066
	Heliopolis Housing	1,755,662	3,493
	Telecom Egypt Co.	4,565,673	3,446
*	Palm Hills Developments SAE	15,083,164	3,194
*	Ezz Steel	2,351,797	2,958
*	Pioneers Holding for Financial Investments SAE	5,246,654	2,574
	Sidi Kerir Petrochemicals Co.	1,549,940	2,276
	Oriental Weavers	2,225,268	1,981
	Orascom Telecom Media And Technology Holding SAE	33,175,829	1,350
2	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	283
			131,921
Finland (0.7%)
	Nokia Oyj	74,616,743	359,919
	Sampo Oyj Class A	6,169,927	358,462
	Kone Oyj Class B	5,030,900	287,998
	UPM-Kymmene Oyj	7,014,370	236,516
	Wartsila OYJ Abp	2,032,871	138,884
	Fortum Oyj	5,674,539	123,057
	Neste Oyj	1,650,616	114,239
	Stora Enso Oyj	6,180,470	106,136
	Nokian Renkaat Oyj	1,764,432	89,145
	Elisa Oyj	1,919,475	81,700
	Orion Oyj Class B	1,337,059	53,635
	Huhtamaki Oyj	1,238,482	52,870
	Kesko Oyj Class B	889,105	51,857
	Metso Oyj	1,384,916	48,354
	Konecranes Oyj Class A	882,721	44,814
	Amer Sports Oyj	1,560,787	44,064
	Valmet Oyj	1,754,576	39,369
	Outokumpu Oyj	4,010,308	34,401

	Tieto Oyj	950,310	33,034
	Cargotec Oyj Class B	546,215	31,845
	Metsa Board Oyj	2,308,843	21,006
*,^	Outotec Oyj	1,851,531	15,945
	Uponor Oyj	720,010	15,241
	Cramo Oyj	581,148	14,178
	Kemira Oyj	983,941	13,929
	Sanoma Oyj	1,072,020	13,898
	Citycon Oyj	4,812,940	13,361
^	YIT Oyj	1,567,834	12,889
*	DNA Oyj	668,912	12,547
*,^	Caverion Oyj	1,190,403	10,035
	Finnair Oyj	748,552	9,063
	Raisio Oyj	1,529,988	8,481
	Ramirent Oyj	827,090	8,302
	F-Secure Oyj	1,321,369	6,410
	Oriola Oyj	1,491,955	5,309
*,^	Stockmann OYJ Abp Class B	605,662	3,122
			2,514,015
France (6.4%)
	TOTAL SA	29,101,757	1,687,328
	Sanofi	14,411,457	1,271,842
	BNP Paribas SA	14,240,751	1,176,205
	LVMH Moet Hennessy Louis Vuitton SE	3,280,233	1,027,543
	Airbus SE	7,208,481	828,971
	AXA SA	24,909,461	819,214
	Danone SA	7,711,482	663,704
	Vinci SA	6,119,985	661,445
	Schneider Electric SE	6,973,931	653,442
	Air Liquide SA (XPAR)	4,670,811	629,844
	L'Oreal SA	2,643,290	600,703
	Societe Generale SA	9,667,705	561,867
^	Kering	976,563	494,677
^	Orange SA	25,230,657	455,913
	Pernod Ricard SA	2,787,845	443,992
	Safran SA	3,823,833	432,024
	Vivendi SA	14,083,566	412,645
	Essilor International Cie Generale d'Optique SA	2,684,248	381,071
	Cie de Saint-Gobain	6,527,480	379,149
	Engie SA	21,557,387	374,327
	Cie Generale des Etablissements Michelin	2,330,179	372,771
	Legrand SA	3,524,091	293,198
	Capgemini SE	2,029,568	269,407
	Renault SA	2,427,719	266,646
	Credit Agricole SA	13,211,947	249,095
	Valeo SA	3,133,836	246,756
	Hermes International	410,526	226,921
	TechnipFMC plc	6,073,562	196,585
	STMicroelectronics NV	8,210,055	196,056
	Dassault Systemes SE	1,693,267	195,206
	Atos SE	1,195,098	188,476
	Publicis Groupe SA	2,708,593	187,185
	Carrefour SA	7,251,847	172,939
	Veolia Environnement SA	6,386,159	160,987
	Bouygues SA	2,649,806	147,273
	Thales SA	1,310,925	146,947
^	Sodexo SA	1,132,243	145,134

Accor SA	2,290,324	130,355
Peugeot SA	5,799,119	130,257
Klepierre SA	2,675,153	122,220
L'Oreal SA Loyalty Line	532,666	121,051
Arkema SA	938,507	119,813
Eiffage SA	987,702	119,745
Gecina SA	611,980	119,581
Air Liquide SA (XPAR)	868,922	117,171
Teleperformance	759,270	115,071
Natixis SA	10,940,605	99,624
Edenred	3,083,897	99,527
Bureau Veritas SA	3,385,448	99,205
SCOR SE	2,059,781	92,192
Alstom SA	2,014,905	88,383
Faurecia	957,113	85,883
* Ubisoft Entertainment SA	991,467	84,854
Ingenico Group SA	742,041	84,463
Eurofins Scientific SE	129,531	84,320
Getlink SE	6,005,972	84,228
* Zodiac Aerospace	2,648,492	82,308
Iliad SA	315,210	81,554
Electricite de France SA	5,873,660	80,801
Aeroports de Paris	373,915	77,659
Bollore SA	12,931,610	75,077
Orpea	597,641	74,590
* Rubis SCA	1,008,492	74,378
^ SES SA Class A	4,639,824	72,405
Rexel SA	4,013,258	72,298
Wendel SA	385,452	71,871
Suez	4,771,797	71,131
SEB SA	314,577	64,993
Ipsen SA	454,240	63,610
3 Euronext NV	917,108	62,130
Eurazeo SA	585,422	61,631
3 Amundi SA	646,923	61,043
Fonciere Des Regions	539,902	59,343
CNP Assurances	2,092,603	53,633
Imerys SA	486,826	52,176
* BioMerieux	547,521	51,837
ICADE	477,767	51,814
Eutelsat Communications SA	2,330,501	51,294
Dassault Aviation SA	30,387	50,777
Lagardere SCA	1,536,052	47,906
Elis SA (XPAR)	1,624,263	45,381
^ Casino Guichard Perrachon SA	745,274	43,546
* Air France-KLM	2,790,287	43,279
Remy Cointreau SA	327,619	43,119
JCDecaux SA	962,655	41,647
Societe BIC SA	350,246	40,109
3 Elior Group SA	1,734,385	39,919
^ Altran Technologies SA	2,110,934	39,275
Cie Plastic Omnium SA	758,638	38,969
Alten SA	370,830	37,542
SPIE SA	1,424,622	35,403
Nexity SA	563,108	33,931
Sopra Steria Group	166,383	33,767
Credit Agricole SA Loyalty Line	1,787,302	33,697

	Euler Hermes Group	204,763	30,996
*,3	Worldline SA	523,655	29,605
	Sartorius Stedim Biotech	311,985	27,026
*,^	Vallourec SA	3,816,455	26,137
*	Fnac Darty SA	222,221	25,921
3	Maisons du Monde SA	582,319	25,010
	Metropole Television SA	829,281	22,563
	Trigano SA	107,174	20,805
	Television Francaise 1	1,376,691	20,649
	Nexans SA	335,310	20,338
*	SOITEC	235,168	19,291
	Korian SA	593,533	19,109
*,3	ALD SA	1,058,065	18,682
3	Europcar Groupe SA	1,316,770	18,310
	Technicolor SA	4,784,692	17,879
^	Gaztransport Et Technigaz SA	238,548	16,503
*	Eramet	116,266	16,410
	IPSOS	423,007	16,158
	Tarkett SA	410,137	16,034
	Vicat SA	192,849	15,889
	Coface SA	1,290,754	14,509
^	Neopost SA	472,579	14,072
	Beneteau SA	518,656	13,804
*,^	Genfit	390,588	13,397
*,^	DBV Technologies SA	268,819	12,589
	Mercialys SA	548,763	12,473
	Derichebourg SA	1,087,060	10,901
	Bonduelle SCA	183,022	9,649
	Vilmorin & Cie SA	82,844	9,059
	Albioma SA	338,481	8,817
*,^	Virbac SA	57,085	8,773
*,3	X-Fab Silicon Foundries SE	710,303	8,744
	SEB SA Loyalty Line	39,123	8,083
	Mersen SA	163,269	7,967
	FFP	60,581	7,852
	Manitou BF SA	181,321	7,743
	Interparfums SA	155,126	7,246
	Boiron SA	77,814	6,804
^	Guerbet	64,346	6,431
^	Rallye SA	336,450	6,174
	Jacquet Metal Service	165,485	6,144
	Electricite de France SA Loyalty Line	416,343	5,727
^	Direct Energie	118,242	5,558
	MGI Coutier	121,107	5,329
	GL Events	137,489	4,660
	Haulotte Group SA	167,729	4,001
^	Bourbon Corp.	348,196	3,506
*	Etablissements Maurel et Prom	745,015	3,461
	Groupe Crit	35,703	3,407
*,^	Parrot SA	270,429	2,729
*	Esso SA Francaise	33,612	2,154
	Union Financiere de France BQE SA	44,987	1,733
*	Stallergenes Greer plc	37,389	1,609
	Albioma SA Loyalty Line	42,824	1,116
	Assystem	1,824	68
	Christian Dior SE	35	14
			22,400,892

Germany (6.3%)
	Siemens AG	10,032,126	1,522,928
	Allianz SE	5,867,831	1,484,138
	Bayer AG	10,920,013	1,430,938
	BASF SE	12,068,496	1,415,374
	SAP SE	11,974,770	1,354,840
	Daimler AG	12,705,176	1,163,633
	Deutsche Telekom AG	42,593,783	747,101
	adidas AG	2,610,437	606,605
	Deutsche Post AG	12,559,369	593,239
	Volkswagen AG Preference Shares	2,437,823	536,091
	Bayerische Motoren Werke AG	4,229,422	483,118
	Fresenius SE & Co. KGaA	5,344,580	467,795
	Deutsche Bank AG	24,507,863	450,963
*	Linde AG- Tender Line	1,833,911	450,323
	Infineon Technologies AG	14,858,122	432,615
	Continental AG	1,423,428	427,612
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,803,149	424,223
	Fresenius Medical Care AG & Co. KGaA	2,802,124	322,980
	Deutsche Boerse AG	2,465,822	316,900
	Vonovia SE	6,391,654	315,191
	Henkel AG & Co. KGaA Preference Shares	2,243,437	313,735
	E.ON SE	27,065,638	284,491
3	Covestro AG	1,999,305	230,222
*	Commerzbank AG	13,650,528	225,249
	HeidelbergCement AG	1,957,179	212,465
	Deutsche Wohnen SE	4,673,106	211,298
	Henkel AG & Co. KGaA	1,609,433	201,462
	thyssenkrupp AG	6,131,870	193,063
	Wirecard AG	1,501,408	187,195
	Porsche Automobil Holding SE Preference Shares	2,017,886	186,732
	Merck KGaA	1,705,737	186,709
	Beiersdorf AG	1,313,216	155,703
	Linde AG	617,253	140,833
	Symrise AG	1,602,320	134,278
	Brenntag AG	2,047,215	132,902
*	RWE AG	6,308,588	126,526
	MTU Aero Engines AG	675,115	121,028
	ProSiebenSat.1 Media SE	3,025,791	115,918
	United Internet AG	1,539,898	112,353
	OSRAM Licht AG	1,267,778	110,802
	GEA Group AG	2,205,734	109,708
	Deutsche Lufthansa AG	3,060,421	109,327
	Hannover Rueck SE	793,507	108,524
	LANXESS AG	1,204,861	105,214
*	QIAGEN NV	2,903,219	97,106
	LEG Immobilien AG	830,916	93,774
	KION Group AG	928,757	85,367
	Rheinmetall AG	575,301	81,434
*,3	Zalando SE	1,379,665	80,865
	Volkswagen AG	363,086	80,556
	HUGO BOSS AG	858,693	78,866
	Evonik Industries AG	1,993,792	78,786
^	Uniper SE	2,563,890	76,540
	Bayerische Motoren Werke AG Preference Shares	735,921	71,930
^	K&S AG	2,527,864	71,045
	Freenet AG	1,703,490	65,323

3	Innogy SE	1,681,039	64,087
	MAN SE	482,956	57,460
	Fraport AG Frankfurt Airport Services Worldwide	463,919	54,928
^	Sartorius AG Preference Shares	451,411	54,026
	Fuchs Petrolub SE Preference Shares	972,348	53,225
	Axel Springer SE	594,062	52,205
	1&1 Drillisch AG	600,758	49,974
*,^	METRO AG	2,241,784	48,755
	HOCHTIEF AG	259,568	46,941
	Aurubis AG	443,130	46,566
	Duerr AG	331,686	45,696
	Telefonica Deutschland Holding AG	8,885,205	44,914
	RTL Group SA	524,418	44,464
	Hella GmbH & Co. KGaA	584,875	41,680
	Aareal Bank AG	807,928	40,843
*	Siltronic AG	244,354	40,567
	TAG Immobilien AG	2,029,872	40,125
	GRENKE AG	329,355	39,279
	Wacker Chemie AG	194,810	39,089
*,^	MorphoSys AG	378,799	37,368
	CTS Eventim AG & Co. KGaA	737,241	36,862
	Gerresheimer AG	420,037	36,689
*	Software AG	650,777	35,323
	Leoni AG	441,259	33,884
	Norma Group SE	425,565	33,520
	Bechtle AG	359,838	32,818
	STADA Arzneimittel AG	296,837	32,228
	CECONOMY AG	2,201,730	31,742
	Jungheinrich AG Preference Shares	636,053	31,455
	alstria office REIT-AG	1,984,056	31,331
*,^	Evotec AG	1,715,593	31,328
	Salzgitter AG	514,000	31,046
	Rational AG	43,819	30,824
*	Dialog Semiconductor plc	1,007,107	30,705
	Stabilus SA	315,837	30,618
	TLG Immobilien AG	1,053,136	29,655
	TUI AG (XETR)	1,278,422	28,833
	Fielmann AG	324,384	28,403
	Jenoptik AG	681,225	28,274
	Deutsche EuroShop AG	708,354	27,833
*,3	Rocket Internet SE	931,764	27,046
^	Krones AG	192,009	26,833
3	Deutsche Pfandbriefbank AG	1,337,518	24,722
	Stroeer SE & Co. KGaA	318,037	24,511
	Nemetschek SE	239,551	23,602
	Talanx AG	507,236	22,458
*	AIXTRON SE	1,388,064	20,970
*,3	Delivery Hero AG	479,762	20,605
3	ADO Properties SA	381,428	20,552
^	Suedzucker AG	1,072,176	20,433
	Carl Zeiss Meditec AG	311,103	20,363
	Bilfinger SE	430,936	20,228
*,3	Hapag-Lloyd AG	480,784	19,943
	FUCHS PETROLUB SE	389,964	19,803
	Indus Holding AG	248,933	19,761
	Schaeffler AG Preference Shares	954,649	18,998
^	Sixt SE	182,647	18,870

	CompuGroup Medical SE	296,112	18,754
	Pfeiffer Vacuum Technology AG	88,795	17,606
*,^	zooplus AG	79,445	16,370
	Koenig & Bauer AG	192,870	15,810
	RHOEN-KLINIKUM AG	380,366	14,978
	Deutz AG	1,587,177	14,738
	XING SE	41,781	14,614
*,3	Tele Columbus AG	1,301,796	14,604
*	PATRIZIA Immobilien AG	576,291	14,434
	Sixt SE Preference Shares	202,573	14,392
	DMG Mori AG	241,967	14,344
	Puma SE	33,525	14,138
	Takkt AG	496,375	13,816
	Kloeckner & Co. SE	992,410	13,161
	Wacker Neuson SE	320,689	13,139
*	Heidelberger Druckmaschinen AG	3,307,414	11,956
*,^	Nordex SE	841,516	11,125
	KWS Saat SE	26,157	11,043
*,^	SGL Carbon SE	666,091	10,376
	Draegerwerk AG & Co. KGaA Preference Shares	103,741	10,114
	Deutsche Beteiligungs AG	158,735	9,798
^	ElringKlinger AG	389,476	9,047
	RWE AG Preference Shares	510,695	8,932
	Biotest AG Preference Shares	273,368	8,568
	VTG AG	162,524	8,415
^	Bertrandt AG	61,218	7,851
	BayWa AG	194,646	7,549
	DIC Asset AG	587,301	7,543
	Wuestenrot & Wuerttembergische AG	243,574	7,295
*	Vossloh AG	132,330	7,276
^	SMA Solar Technology AG	133,122	7,247
*	Diebold Nixdorf AG	80,280	7,116
	Hamburger Hafen und Logistik AG	248,579	6,942
	comdirect bank AG	433,072	6,249
^	Gerry Weber International AG	317,178	3,519
	Hornbach Baumarkt AG	90,401	3,472
*	H&R GmbH & Co. KGaA	169,288	2,999
	Draegerwerk AG & Co. KGaA	36,022	2,749
	RIB Software SE	75,198	2,545
	CropEnergies AG	246,908	2,231
			22,276,052
Greece (0.1%)
*	Alpha Bank AE	18,073,838	43,976
	Hellenic Telecommunications Organization SA	2,554,043	40,051
	OPAP SA	2,806,794	37,611
*	National Bank of Greece SA	72,298,016	30,571
*	Eurobank Ergasias SA	23,749,026	26,474
	JUMBO SA	1,325,366	26,181
*	Mytilineos Holdings SA	1,473,221	18,471
	Motor Oil Hellas Corinth Refineries SA	721,716	18,038
	Piraeus Bank SA	3,830,106	17,234
	Titan Cement Co. SA	517,401	15,879
*	FF Group	444,823	10,666
	Hellenic Telecommunications Organization SA ADR	1,347,520	10,450
	Hellenic Petroleum SA	849,184	9,271
	Grivalia Properties REIC AE	591,448	6,833
*	GEK Terna Holding Real Estate Construction SA	924,762	6,200

*	Public Power Corp. SA	1,562,401	6,169
	Hellenic Exchanges SA	751,807	5,364
	Aegean Airlines SA	414,923	4,724
	Fourlis Holdings SA	574,208	4,197
*	Holding Co. ADMIE IPTO SA	1,463,469	3,821
*	Ellaktor SA	1,629,116	3,795
*,2	Cyprus Popular Bank PCL	12,597,118	—
			345,976
Hong Kong (2.5%)
	AIA Group Ltd.	159,475,190	1,362,158
	Hong Kong Exchanges & Clearing Ltd.	16,372,129	617,650
	CK Hutchison Holdings Ltd.	35,467,848	478,407
*	CK Asset Holdings Ltd.	35,576,911	338,536
	Sun Hung Kai Properties Ltd.	18,790,507	324,866
	Link REIT	29,200,632	258,438
	Galaxy Entertainment Group Ltd.	27,789,043	245,152
	BOC Hong Kong Holdings Ltd.	47,439,926	241,947
	Hang Seng Bank Ltd.	9,629,999	228,803
	CLP Holdings Ltd.	21,867,671	222,799
	Hong Kong & China Gas Co. Ltd.	107,704,194	212,730
	Sands China Ltd.	31,556,282	187,529
	Jardine Matheson Holdings Ltd.	2,732,583	173,453
	Power Assets Holdings Ltd.	17,408,600	154,709
	AAC Technologies Holdings Inc.	9,144,908	151,527
3	WH Group Ltd.	110,390,501	136,487
	New World Development Co. Ltd.	72,922,493	117,548
	China Mengniu Dairy Co. Ltd.	35,197,881	114,743
*	Wharf Real Estate Investment Co. Ltd.	16,208,409	111,991
	Hongkong Land Holdings Ltd.	15,534,274	111,868
	Techtronic Industries Co. Ltd.	16,558,507	110,331
	MTR Corp. Ltd.	18,651,063	106,667
	Henderson Land Development Co. Ltd.	14,213,614	99,191
	Jardine Strategic Holdings Ltd.	2,400,616	95,503
	Swire Pacific Ltd. Class A	8,593,470	85,772
	Wheelock & Co. Ltd.	10,819,996	84,619
	CK Infrastructure Holdings Ltd.	8,276,640	73,657
	Samsonite International SA	16,893,749	73,013
	Sino Land Co. Ltd.	39,401,825	72,670
	Hang Lung Properties Ltd.	27,114,580	71,468
	Bank of East Asia Ltd.	16,064,566	69,345
	Wynn Macau Ltd.	19,070,769	67,375
	Wharf Holdings Ltd.	16,056,409	65,421
	Want Want China Holdings Ltd.	73,790,565	65,033
	ASM Pacific Technology Ltd.	4,020,355	54,759
*,^	Semiconductor Manufacturing International Corp.	36,809,203	52,974
	Minth Group Ltd.	9,041,727	50,915
	Tingyi Cayman Islands Holding Corp.	24,425,938	50,800
	Swire Properties Ltd.	14,239,098	49,850
	Hysan Development Co. Ltd.	8,133,924	45,383
	Yue Yuen Industrial Holdings Ltd.	9,489,073	42,884
	Hang Lung Group Ltd.	11,089,113	42,091
	Xinyi Glass Holdings Ltd.	26,307,598	39,859
	Sun Art Retail Group Ltd.	29,061,937	39,357
	Li & Fung Ltd.	75,983,232	38,708
	Shangri-La Asia Ltd.	14,958,601	37,929
	Kerry Properties Ltd.	7,783,500	37,224
^	Kingston Financial Group Ltd.	46,589,316	36,152

	NWS Holdings Ltd.	18,404,767	35,772
	Dairy Farm International Holdings Ltd.	3,978,799	33,762
	PCCW Ltd.	56,189,892	32,361
	Melco International Development Ltd.	10,500,762	31,437
	Hopewell Holdings Ltd.	7,673,179	30,971
^	MGM China Holdings Ltd.	9,712,656	29,865
	VTech Holdings Ltd.	2,057,645	28,383
	PRADA SPA	6,739,420	27,568
	Vitasoy International Holdings Ltd.	10,021,696	25,625
	SJM Holdings Ltd.	24,862,688	24,793
^	Orient Overseas International Ltd.	2,587,605	24,314
	Nexteer Automotive Group Ltd.	10,705,227	22,795
^	Haitong International Securities Group Ltd.	31,286,770	22,132
*,^	MMG Ltd.	29,878,661	21,833
	First Pacific Co. Ltd.	29,240,335	20,855
	Man Wah Holdings Ltd.	19,549,348	20,793
^	United Co. RUSAL plc	27,633,182	19,997
	Xinyi Solar Holdings Ltd.	41,435,659	19,040
	Champion REIT	25,489,542	18,890
	Johnson Electric Holdings Ltd.	4,439,370	18,115
	Great Eagle Holdings Ltd.	3,359,554	17,640
3	BOC Aviation Ltd.	2,933,127	17,224
	SITC International Holdings Co. Ltd.	14,760,414	16,887
*	Freeman FinTech Corp. Ltd.	129,949,040	16,594
	NagaCorp Ltd.	19,941,028	16,258
	Shui On Land Ltd.	46,399,658	16,094
	Chow Tai Fook Jewellery Group Ltd.	14,370,573	16,085
^	Value Partners Group Ltd.	12,580,335	15,986
	Luk Fook Holdings International Ltd.	4,417,594	15,773
*	Cathay Pacific Airways Ltd.	9,242,583	14,647
	Uni-President China Holdings Ltd.	15,961,954	14,637
^	IGG Inc.	12,402,372	13,757
	Dah Sing Financial Holdings Ltd.	2,017,969	13,606
	Fortune REIT (XHKG)	10,566,244	13,264
	Television Broadcasts Ltd.	3,652,195	13,031
	K Wah International Holdings Ltd.	16,689,657	11,974
	HKBN Ltd.	9,441,705	11,883
	China Travel International Investment Hong Kong Ltd.	32,191,286	11,862
^	Guotai Junan International Holdings Ltd.	31,977,592	11,607
*	Pacific Basin Shipping Ltd.	49,906,764	11,561
^	China Goldjoy Group Ltd.	128,284,593	11,443
	Shougang Fushan Resources Group Ltd.	46,514,674	11,278
	Cafe de Coral Holdings Ltd.	4,205,755	11,126
	Dah Sing Banking Group Ltd.	4,677,376	11,049
	FIH Mobile Ltd.	36,537,408	10,896
	Towngas China Co. Ltd.	12,581,988	10,536
^	Gemdale Properties & Investment Corp. Ltd.	71,982,920	10,531
	L'Occitane International SA	5,682,891	10,514
	Shun Tak Holdings Ltd.	23,662,521	10,181
	Yuexiu REIT	14,976,379	9,914
*	Esprit Holdings Ltd.	24,548,208	9,878
	Kerry Logistics Network Ltd.	6,683,692	9,616
*,3	FIT Hon Teng Ltd.	13,472,633	8,441
	Sunlight REIT	12,079,911	8,440
	Lifestyle International Holdings Ltd.	5,287,500	7,970
	Huabao International Holdings Ltd.	10,346,929	7,770
	Lai Sun Development Co. Ltd.	4,103,477	7,351

^	Pou Sheng International Holdings Ltd.	28,108,747	7,030
^	Truly International Holdings Ltd.	20,682,397	7,022
	Giordano International Ltd.	13,639,410	6,974
	Stella International Holdings Ltd.	4,772,785	6,914
*,^	China Harmony New Energy Auto Holding Ltd.	9,336,385	6,848
^	Hutchison Telecommunications Hong Kong Holdings Ltd.	16,568,378	6,728
*,2	Brightoil Petroleum Holdings Ltd.	35,005,650	6,712
*,^	KuangChi Science Ltd.	23,238,400	6,707
	Hopewell Highway Infrastructure Ltd.	10,777,747	6,608
*	Global Brands Group Holding Ltd.	76,140,902	6,604
*	China Baoli Technologies Holdings Ltd.	328,225,000	6,575
	Road King Infrastructure Ltd.	3,193,186	6,555
	Chow Sang Sang Holdings International Ltd.	2,649,078	6,405
	Far East Consortium International Ltd.	10,948,507	6,328
	Goodbaby International Holdings Ltd.	10,067,561	6,203
	Pacific Textiles Holdings Ltd.	5,904,303	6,190
*,^,2 Superb Summit International Group Ltd.		32,112,957	5,994
	Lee's Pharmaceutical Holdings Ltd.	3,538,188	5,886
*,^	GCL New Energy Holdings Ltd.	78,771,037	5,725
	SA Sa International Holdings Ltd.	13,069,204	5,672
	Prosperity REIT	12,928,339	5,654
	SmarTone Telecommunications Holdings Ltd.	4,836,765	5,631
	CITIC Telecom International Holdings Ltd.	17,925,405	5,395
	CP Pokphand Co. Ltd.	66,824,796	5,290
*,^	United Laboratories International Holdings Ltd.	5,970,627	5,218
^	Microport Scientific Corp.	4,930,781	5,173
	Canvest Environmental Protection Group Co. Ltd.	8,869,325	5,136
*,^	Panda Green Energy Group Ltd.	42,160,637	4,955
^	HC International Inc.	6,475,393	4,849
	Dynam Japan Holdings Co. Ltd.	3,395,256	4,672
^,2	Town Health International Medical Group Ltd.	51,896,341	4,578
	Texwinca Holdings Ltd.	8,308,316	4,545
^	Nan Hai Corp. Ltd.	146,607,854	4,375
	Sun Hung Kai & Co. Ltd.	6,417,818	4,190
^	China Silver Group Ltd.	14,563,024	4,134
*	COFCO Meat Holdings Ltd.	20,254,993	4,088
^	Spring REIT	9,387,811	4,083
^	Chong Hing Bank Ltd.	1,866,764	4,045
*,^	China Oceanwide Holdings Ltd.	56,361,963	4,033
	Emperor Capital Group Ltd.	45,186,995	3,740
	Swire Pacific Ltd. Class B	2,171,814	3,722
^	China LNG Group Ltd.	19,295,155	3,684
^,3	Regina Miracle International Holdings Ltd.	4,041,605	3,641
	Singamas Container Holdings Ltd.	18,162,677	3,639
*,^,3 IMAX China Holding Inc.		1,401,171	3,607
*	G-Resources Group Ltd.	283,722,361	3,471
*,^	Honghua Group Ltd.	27,800,483	3,398
*,^	Digital Domain Holdings Ltd.	145,948,364	3,373
^	China Aerospace International Holdings Ltd.	28,298,811	3,369
*,2	Convoy Global Holdings Ltd.	147,827,859	3,156
*	Beijing Enterprises Medical & Health Group Ltd.	56,999,182	3,133
	Liu Chong Hing Investment Ltd.	1,824,873	3,127
*,^	Macau Legend Development Ltd.	19,029,569	3,007
*,^	New Provenance Everlasting Holdings Ltd.	152,139,232	2,874
	HKR International Ltd.	4,348,570	2,862
*,^	Future World Financial Holdings Ltd.	91,080,401	2,851
	Ju Teng International Holdings Ltd.	9,798,665	2,803

*,^	NewOcean Energy Holdings Ltd.	10,752,142	2,712
*,^	Anton Oilfield Services Group	18,125,978	2,653
*	Hong Kong Television Network Ltd.	5,004,858	2,367
*,^	China Financial International Investments Ltd.	75,974,766	2,218
^	Parkson Retail Group Ltd.	14,951,233	2,132
*	China Strategic Holdings Ltd.	168,529,200	2,022
*	China LotSynergy Holdings Ltd.	87,053,086	1,958
*	Sunshine Oilsands Ltd.	53,717,894	1,951
^	Shenwan Hongyuan HK Ltd.	5,366,864	1,950
	EVA Precision Industrial Holdings Ltd.	12,638,951	1,911
*	Mei Ah Entertainment Group Ltd.	38,594,978	1,872
	Emperor Watch & Jewellery Ltd.	36,595,468	1,852
3	CGN New Energy Holdings Co. Ltd.	12,377,103	1,775
*	BOE Varitronix Ltd.	3,339,301	1,750
*	CST Group Ltd.	308,422,084	1,615
*	Lifestyle China Group Ltd.	5,065,701	1,507
*,^	Technovator International Ltd.	5,454,062	1,502
	TPV Technology Ltd.	10,255,782	1,452
*	Silver Base Group Holdings Ltd.	13,782,677	1,444
*,^	Summit Ascent Holdings Ltd.	11,751,879	1,322
*	Good Resources Holdings Ltd.	28,922,911	1,277
^	New Sports Group Ltd.	12,885,103	1,198
*,^	Xinchen China Power Holdings Ltd.	8,597,638	1,186
	Henderson Investment Ltd.	13,569,137	1,164
*	Sino Oil And Gas Holdings Ltd.	143,849,903	1,102
*	New World Department Store China Ltd.	4,642,000	1,084
	Yip's Chemical Holdings Ltd.	2,837,199	1,056
*,^	China Ocean Industry Group Ltd.	122,790,682	993
*,^	Qianhai Health Holdings Ltd.	80,242,420	963
*	China Medical & HealthCare Group Ltd.	28,694,527	951
^	Kowloon Development Co. Ltd.	883,311	945
*,^	Vision Fame International Holding Ltd.	18,049,023	888
*	Tou Rong Chang Fu Group Ltd.	52,775,514	782
	Inspur International Ltd.	1,550,445	482
*	Yanchang Petroleum International Ltd.	32,438,573	456
*	13 Holdings Ltd.	8,073,949	398
*	Sincere Watch Hong Kong Ltd.	27,040,000	395
*,^	China Animal Healthcare Ltd.	4,917,000	352
*	Midland Holdings Ltd.	850,657	271
*	China Healthcare Enterprise Group Ltd.	8,238,028	269
*	GT Group Holdings Ltd.	8,030,049	236
*	SOCAM Development Ltd.	821,275	211
*	China Healthwise Holdings Ltd.	8,544,000	174
	APT Satellite Holdings Ltd.	335,872	158
*	China Huarong Energy Co. Ltd.	1,958,068	70
*	China Shandong Hi-Speed Financial Group Ltd.	1,356,779	56
	SEA Holdings Ltd.	20,333	41
*,2	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
			8,851,200
Hungary (0.1%)
	OTP Bank plc	3,268,166	151,428
*	MOL Hungarian Oil & Gas plc	5,692,952	69,535
	Richter Gedeon Nyrt	1,853,650	47,583
	Magyar Telekom Telecommunications plc	5,539,156	10,349
			278,895

India (2.4%)
Housing Development Finance Corp. Ltd.	20,997,040	645,175
Reliance Industries Ltd.	40,988,622	618,463
Infosys Ltd.	23,792,090	429,429
Tata Consultancy Services Ltd.	6,072,141	296,662
Maruti Suzuki India Ltd.	1,604,671	239,584
Axis Bank Ltd.	22,158,312	206,511
Hindustan Unilever Ltd.	9,370,470	201,668
ITC Ltd.	38,632,440	164,655
Sun Pharmaceutical Industries Ltd.	14,557,375	132,430
Oil & Natural Gas Corp. Ltd.	40,808,276	130,243
* Yes Bank Ltd.	22,319,708	123,975
Bharti Airtel Ltd.	16,981,061	117,369
Vedanta Ltd.	21,716,590	115,807
HCL Technologies Ltd.	6,971,851	108,102
Bharat Petroleum Corp. Ltd.	13,168,868	101,823
Larsen & Toubro Ltd.	4,460,238	99,185
State Bank of India	20,105,653	98,792
Mahindra & Mahindra Ltd.	8,039,470	96,264
Indian Oil Corp. Ltd.	14,507,966	95,135
Indiabulls Housing Finance Ltd.	4,270,196	93,203
* Tata Motors Ltd.	13,176,479	82,387
Coal India Ltd.	16,791,631	79,000
Grasim Industries Ltd.	4,252,614	77,351
Hero MotoCorp Ltd.	1,299,341	75,336
UltraTech Cement Ltd.	1,092,796	75,193
Eicher Motors Ltd.	176,415	74,599
Adani Ports & Special Economic Zone Ltd.	10,932,326	73,475
JSW Steel Ltd.	15,642,114	71,170
NTPC Ltd.	26,341,539	70,475
Asian Paints Ltd.	3,836,170	68,095
Zee Entertainment Enterprises Ltd.	7,001,146	65,262
ICICI Bank Ltd.	11,514,067	63,699
Bharti Infratel Ltd.	11,338,965	62,552
Bajaj Finance Ltd.	2,352,312	61,909
Bajaj Auto Ltd.	1,150,459	60,283
Tech Mahindra Ltd.	6,199,100	59,743
Titan Co. Ltd.	4,107,574	56,160
UPL Ltd.	4,724,559	55,785
Godrej Consumer Products Ltd.	3,251,033	53,782
Hindustan Petroleum Corp. Ltd.	8,002,960	49,939
Shriram Transport Finance Co. Ltd.	2,215,540	47,976
Motherson Sumi Systems Ltd.	8,331,652	47,850
Hindalco Industries Ltd.	11,854,211	47,635
Wipro Ltd.	9,844,490	47,078
Piramal Enterprises Ltd.	1,069,770	46,143
Ambuja Cements Ltd.	10,283,604	42,281
Lupin Ltd.	2,948,291	41,064
Cipla Ltd.	4,339,534	40,492
* United Spirits Ltd.	784,016	40,377
GAIL India Ltd.	5,322,792	40,011
Dabur India Ltd.	7,065,597	39,457
Vakrangee Ltd.	6,779,862	38,861
Bajaj Finserv Ltd.	501,798	37,888
Nestle India Ltd.	307,307	36,047
Aurobindo Pharma Ltd.	3,532,846	35,011
Tata Steel Ltd.	3,038,691	33,644

	Power Grid Corp. of India Ltd.	10,724,131	32,649
	IndusInd Bank Ltd.	1,114,146	30,669
	Ashok Leyland Ltd.	15,429,327	30,533
	Federal Bank Ltd.	19,147,992	30,177
	Shree Cement Ltd.	111,038	29,996
	Bosch Ltd.	97,600	29,749
	Marico Ltd.	5,983,848	29,071
	LIC Housing Finance Ltd.	3,355,954	28,175
	Britannia Industries Ltd.	379,603	27,932
*	Idea Cellular Ltd.	18,856,691	27,568
	Bharat Forge Ltd.	2,441,850	27,469
	Dr Reddy's Laboratories Ltd.	765,445	26,817
	Mahindra & Mahindra Financial Services Ltd.	3,584,293	26,102
	Havells India Ltd.	3,183,938	26,101
	Rajesh Exports Ltd.	1,873,145	24,177
	Container Corp. Of India Ltd.	1,096,187	23,932
	Siemens Ltd.	1,148,049	23,434
	Pidilite Industries Ltd.	1,658,871	23,365
^	Wipro Ltd. ADR	4,126,318	22,653
	NMDC Ltd.	10,103,258	22,272
	Apollo Hospitals Enterprise Ltd.	1,219,965	22,269
*	Bharat Financial Inclusion Ltd.	1,342,381	22,144
	Dewan Housing Finance Corp. Ltd.	2,419,284	22,094
	Cadila Healthcare Ltd.	3,299,640	22,071
3	ICICI Prudential Life Insurance Co. Ltd.	3,424,954	21,843
	Page Industries Ltd.	64,405	21,720
	Mindtree Ltd.	1,793,620	21,708
	Rural Electrification Corp. Ltd.	8,821,511	21,538
	DLF Ltd.	5,489,303	21,532
	Crompton Greaves Consumer Electricals Ltd.	5,358,241	20,997
	Bharat Electronics Ltd.	7,877,954	20,926
*	Jindal Steel & Power Ltd.	4,817,217	20,128
	Edelweiss Financial Services Ltd.	4,458,372	19,644
	Bharat Heavy Electricals Ltd.	11,948,999	18,785
	Biocon Ltd.	1,930,733	18,634
*	Steel Authority of India Ltd.	13,232,867	18,460
	Glenmark Pharmaceuticals Ltd.	1,932,673	18,416
	Sun TV Network Ltd.	1,120,856	18,032
	Tata Power Co. Ltd.	12,587,749	17,594
*	Tata Motors Ltd. Class A	4,982,071	17,526
	Oracle Financial Services Software Ltd.	266,109	17,483
	Divi's Laboratories Ltd.	1,062,503	17,360
	Natco Pharma Ltd.	1,145,897	17,059
	Alkem Laboratories Ltd.	492,243	17,021
	ABB India Ltd.	646,926	16,811
	ACC Ltd.	614,362	16,548
	Info Edge India Ltd.	779,276	16,545
	TVS Motor Co. Ltd.	1,499,737	16,402
*,3	Avenue Supermarts Ltd.	877,782	16,276
	L&T Finance Holdings Ltd.	5,865,356	15,872
	United Breweries Ltd.	871,567	15,696
	Power Finance Corp. Ltd.	8,543,922	15,666
	IDFC Bank Ltd.	17,579,917	15,658
	Colgate-Palmolive India Ltd.	883,728	15,565
	Hindustan Zinc Ltd.	3,147,869	15,327
	Jubilant Foodworks Ltd.	473,336	15,191
	MRF Ltd.	14,074	15,064

* Punjab National Bank	5,603,097	15,051
Bajaj Holdings & Investment Ltd.	341,155	15,047
NHPC Ltd.	32,476,267	15,021
Bank of Baroda	6,091,776	14,991
* Max Financial Services Ltd.	1,740,808	14,610
CESC Ltd.	872,602	14,435
PC Jeweller Ltd.	1,873,227	14,280
Jubilant Life Sciences Ltd.	966,828	13,863
Apollo Tyres Ltd.	3,443,808	13,780
* Future Retail Ltd.	1,572,095	13,769
Tata Global Beverages Ltd.	2,996,033	13,659
Reliance Infrastructure Ltd.	1,739,940	13,550
Indian Hotels Co. Ltd.	6,239,548	13,535
Mphasis Ltd.	960,857	13,514
State Bank of India GDR	266,038	13,189
GlaxoSmithKline Consumer Healthcare Ltd.	126,067	13,169
Oil India Ltd.	2,320,465	13,071
Dalmia Bharat Ltd.	281,556	13,001
Kansai Nerolac Paints Ltd.	1,611,282	12,888
Cummins India Ltd.	907,543	12,876
Voltas Ltd.	1,342,950	12,740
Reliance Capital Ltd.	1,637,882	12,614
Emami Ltd.	693,058	12,235
Berger Paints India Ltd.	3,083,444	12,133
Adani Enterprises Ltd.	3,542,728	11,839
KRBL Ltd.	1,204,612	11,634
* Indiabulls Real Estate Ltd.	3,421,337	11,567
Dr Reddy's Laboratories Ltd. ADR	332,511	11,458
Torrent Pharmaceuticals Ltd.	527,743	11,310
Balkrishna Industries Ltd.	614,590	11,018
Arvind Ltd.	1,682,150	10,912
AIA Engineering Ltd.	445,825	10,757
3 InterGlobe Aviation Ltd.	561,125	10,695
GRUH Finance Ltd.	1,164,352	10,688
Exide Industries Ltd.	2,934,979	10,278
NBCC India Ltd.	2,869,597	10,180
Castrol India Ltd.	3,478,046	10,132
Gillette India Ltd.	97,650	10,065
Cholamandalam Investment and Finance Co. Ltd.	493,718	9,975
PI Industries Ltd.	712,788	9,960
Jain Irrigation Systems Ltd.	4,504,163	9,882
* Fortis Healthcare Ltd.	4,488,126	9,803
Escorts Ltd.	769,378	9,789
* GMR Infrastructure Ltd.	28,529,458	9,731
NCC Ltd.	4,972,500	9,538
Sundaram Finance Ltd.	318,984	9,426
Supreme Industries Ltd.	458,240	9,387
Manappuram Finance Ltd.	5,382,186	9,356
* Adani Transmission Ltd.	2,832,911	9,288
Tata Communications Ltd.	957,064	9,238
Ramco Cements Ltd.	763,950	9,103
Oberoi Realty Ltd.	1,060,753	8,809
Bayer CropScience Ltd.	121,026	8,658
Godrej Industries Ltd.	904,710	8,636
Muthoot Finance Ltd.	1,309,767	8,533
Canara Bank	1,581,141	8,469
* Indraprastha Gas Ltd.	1,769,213	8,469

	Whirlpool of India Ltd.	360,667	8,374
	Kajaria Ceramics Ltd.	835,458	8,298
*	Suzlon Energy Ltd.	35,586,236	8,151
	Petronet LNG Ltd.	2,035,710	8,151
*	Godrej Properties Ltd.	634,459	7,949
	KPIT Technologies Ltd.	2,376,222	7,900
	Century Textiles & Industries Ltd.	357,440	7,788
*	Bank of India	3,134,880	7,729
*	Sun Pharma Advanced Research Co. Ltd.	1,083,863	7,723
	Coromandel International Ltd.	885,800	7,718
*	CG Power and Industrial Solutions Ltd.	5,397,016	7,700
	Amara Raja Batteries Ltd.	596,382	7,590
	Strides Shasun Ltd.	628,914	7,538
	PVR Ltd.	315,950	7,252
	Prestige Estates Projects Ltd.	1,421,062	7,188
	National Aluminium Co. Ltd.	6,031,887	7,134
*	Adani Power Ltd.	12,293,716	7,061
	Redington India Ltd.	2,517,985	7,053
	Hexaware Technologies Ltd.	1,177,209	7,041
	Ajanta Pharma Ltd.	306,004	6,989
*	IDBI Bank Ltd.	7,321,838	6,952
	Sadbhav Engineering Ltd.	1,083,207	6,936
	Torrent Power Ltd.	1,543,609	6,924
	IRB Infrastructure Developers Ltd.	1,819,894	6,884
	Karur Vysya Bank Ltd.	3,897,912	6,784
	Ceat Ltd.	236,823	6,773
	JSW Energy Ltd.	4,828,273	6,642
	Thermax Ltd.	340,159	6,624
	Indian Bank	1,162,833	6,622
	Gujarat State Petronet Ltd.	2,051,297	6,531
	JM Financial Ltd.	2,553,797	6,527
*,3	AU Small Finance Bank Ltd.	633,054	6,524
*	Reliance Communications Ltd.	13,635,801	6,307
	WABCO India Ltd.	53,844	6,280
	Gujarat Gas Ltd.	475,604	6,238
	Varun Beverages Ltd.	568,992	6,172
	Engineers India Ltd.	2,148,486	5,995
	Gujarat Pipavav Port Ltd.	2,618,054	5,923
	Symphony Ltd.	205,712	5,872
*	Aditya Birla Fashion and Retail Ltd.	2,292,854	5,870
	Blue Dart Express Ltd.	78,659	5,787
	Persistent Systems Ltd.	467,209	5,775
*	TI Financial Holdings Ltd.	527,395	5,715
	Motilal Oswal Financial Services Ltd.	282,184	5,699
	Care Ratings Ltd.	264,568	5,650
	eClerx Services Ltd.	237,690	5,620
	Welspun India Ltd.	5,063,442	5,493
*	TV18 Broadcast Ltd.	5,610,740	5,444
	SRF Ltd.	194,069	5,434
3	Syngene International Ltd.	567,924	5,353
	Ipca Laboratories Ltd.	591,509	5,329
*	Wockhardt Ltd.	419,199	5,297
	Mahanagar Gas Ltd.	326,928	5,251
	Mangalore Refinery & Petrochemicals Ltd.	2,510,382	5,084
	GE T&D India Ltd.	748,110	5,066
	Jindal Saw Ltd.	2,160,182	5,051
*	Reliance Power Ltd.	6,985,178	5,017

* Equitas Holdings Ltd.	2,130,690	4,962
Sanofi India Ltd.	62,376	4,897
* Jaiprakash Associates Ltd.	15,201,896	4,830
* Just Dial Ltd.	590,738	4,784
Radico Khaitan Ltd.	830,446	4,708
Sobha Ltd.	521,000	4,653
Alembic Pharmaceuticals Ltd.	521,225	4,630
Pfizer Ltd.	125,283	4,575
* IFCI Ltd.	10,167,305	4,549
South Indian Bank Ltd.	9,615,962	4,547
* Union Bank of India	2,125,053	4,541
Gujarat Fluorochemicals Ltd.	334,054	4,374
Bajaj Corp. Ltd.	554,303	4,286
Cox & Kings Ltd.	1,084,944	4,251
India Cements Ltd.	1,575,910	4,151
Karnataka Bank Ltd.	1,781,902	4,123
Srei Infrastructure Finance Ltd.	2,687,009	4,037
* Hindustan Construction Co. Ltd.	6,504,244	4,009
Balrampur Chini Mills Ltd.	2,090,078	4,007
* Dish TV India Ltd.	3,393,186	4,006
Great Eastern Shipping Co. Ltd.	626,641	3,940
3 Dr Lal PathLabs Ltd.	275,735	3,913
* Mahindra CIE Automotive Ltd.	1,096,732	3,809
Welspun Corp. Ltd.	1,495,494	3,753
PTC India Ltd.	2,257,529	3,738
Repco Home Finance Ltd.	370,086	3,629
* Jet Airways India Ltd.	300,938	3,557
* Thomas Cook India Ltd.	961,863	3,544
VA Tech Wabag Ltd.	349,766	3,350
* Unitech Ltd.	25,154,607	3,332
Chambal Fertilizers and Chemicals Ltd.	1,319,222	3,319
Raymond Ltd.	197,221	3,252
* Housing Development & Infrastructure Ltd.	3,585,080	3,240
Kaveri Seed Co. Ltd.	397,629	3,217
3 Laurus Labs Ltd.	375,043	3,051
* Jammu & Kashmir Bank Ltd.	2,537,800	2,963
Vijaya Bank	2,871,762	2,876
* RattanIndia Power Ltd.	25,500,612	2,874
* Syndicate Bank	2,499,475	2,843
Multi Commodity Exchange of India Ltd.	223,465	2,722
* DEN Networks Ltd.	1,542,785	2,677
GlaxoSmithKline Pharmaceuticals Ltd.	68,569	2,644
Gateway Distriparks Ltd.	705,986	2,546
* Central Bank of India	2,208,108	2,533
GE Power India Ltd.	164,724	2,428
Gujarat Mineral Development Corp. Ltd.	1,026,009	2,364
* Aditya Birla Capital Ltd.	831,530	2,222
* Bajaj Hindusthan Sugar Ltd.	9,616,574	2,133
Vedanta Ltd. ADR	98,074	2,101
* Andhra Bank	2,509,468	2,069
* Reliance Home Finance Ltd.	1,577,613	1,982
* Indian Overseas Bank	5,532,962	1,966
* Shipping Corp. of India Ltd.	1,530,257	1,944
ICICI Bank Ltd. ADR	175,239	1,924
IDFC Ltd.	2,092,913	1,849
* Allahabad Bank	1,732,385	1,815
Sintex Industries Ltd.	4,935,664	1,797

*	Tata Motors Ltd. ADR	57,417	1,778
	Marksans Pharma Ltd.	2,723,185	1,724
	McLeod Russel India Ltd.	629,420	1,683
*	Oriental Bank of Commerce	925,155	1,677
*	Sintex Plastics Technology Ltd.	1,458,679	1,669
*	Corp Bank	2,650,322	1,607
*	UCO Bank	2,956,646	1,461
*	Shree Renuka Sugars Ltd.	5,107,730	1,242
*	Rolta India Ltd.	1,078,980	1,151
*	Reliance Naval and Engineering Ltd.	958,685	692
	Kotak Mahindra Bank Ltd.	32,230	561
	Tube Investments of India Ltd.	125,472	527
*,3	ICICI Lombard General Insurance Co. Ltd.	37,166	459
	Infosys Ltd. ADR	8,616	155
*	Polaris Consulting & Services Ltd.	21,168	136
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	111
*	JITF Infralogistics Ltd.	131,362	93
*,2	Praxis Home Retail Ltd.	72,465	20
*,2	Chennai Super Kings Cricket Ltd.	951,110	—
			8,575,889
Indonesia (0.5%)
	Bank Central Asia Tbk PT	127,846,097	217,055
	Bank Rakyat Indonesia Persero Tbk PT	697,591,837	192,918
	Telekomunikasi Indonesia Persero Tbk PT	626,944,691	186,829
	Astra International Tbk PT	269,066,854	170,645
	Bank Mandiri Persero Tbk PT	244,933,051	148,900
	Bank Negara Indonesia Persero Tbk PT	97,766,974	68,650
	Unilever Indonesia Tbk PT	15,450,697	62,752
	United Tractors Tbk PT	20,078,010	58,221
	Hanjaya Mandala Sampoerna Tbk PT	115,508,363	42,245
	Gudang Garam Tbk PT	6,063,614	36,725
	Indofood Sukses Makmur Tbk PT	60,085,875	34,766
	Semen Indonesia Persero Tbk PT	37,609,751	31,251
	Adaro Energy Tbk PT	169,840,030	31,071
	Kalbe Farma Tbk PT	242,994,654	30,165
	Indocement Tunggal Prakarsa Tbk PT	17,339,202	28,226
	Perusahaan Gas Negara Persero Tbk PT	136,776,954	26,648
	Matahari Department Store Tbk PT	30,283,268	25,163
	Charoen Pokphand Indonesia Tbk PT	94,299,069	24,295
	Bank Danamon Indonesia Tbk PT	40,603,476	21,669
	Indofood CBP Sukses Makmur Tbk PT	30,959,016	20,181
	Ciputra Development Tbk PT	175,282,010	17,799
	Pakuwon Jati Tbk PT	284,728,034	15,069
	Surya Citra Media Tbk PT	74,006,821	14,848
	Bukit Asam Persero Tbk PT	54,393,245	13,811
	Bumi Serpong Damai Tbk PT	96,130,560	13,065
	Bank Tabungan Negara Persero Tbk PT	46,074,797	12,591
	Jasa Marga Persero Tbk PT	29,109,461	12,385
	Summarecon Agung Tbk PT	142,199,700	11,905
	Waskita Karya Persero Tbk PT	55,328,267	11,704
	Indo Tambangraya Megah Tbk PT	5,156,400	11,659
	Tower Bersama Infrastructure Tbk PT	24,213,884	11,100
	Lippo Karawaci Tbk PT	258,855,600	10,636
*	XL Axiata Tbk PT	45,013,853	10,048
	AKR Corporindo Tbk PT	20,870,100	9,691
	Ace Hardware Indonesia Tbk PT	90,095,900	9,079
	Japfa Comfeed Indonesia Tbk PT	78,715,165	8,587

*	Medco Energi Internasional Tbk PT	90,483,900	8,378
*	Aneka Tambang Persero Tbk PT	116,417,227	7,949
	Semen Baturaja Persero TBK PT	28,628,452	7,913
*	Vale Indonesia Tbk PT	28,070,836	7,829
	PP Persero Tbk PT	33,419,125	7,809
	Media Nusantara Citra Tbk PT	63,914,583	7,271
	Wijaya Karya Persero Tbk PT	42,916,698	6,660
	Link Net Tbk PT	14,247,600	5,777
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	31,695,900	5,467
	Global Mediacom Tbk PT	93,374,512	5,233
	Astra Agro Lestari Tbk PT	5,208,096	5,055
*	Panin Financial Tbk PT	205,027,000	4,590
	Mitra Adiperkasa Tbk PT	8,344,000	4,555
	Alam Sutera Realty Tbk PT	152,465,700	4,478
	Adhi Karya Persero Tbk PT	25,380,400	4,219
	Kawasan Industri Jababeka Tbk PT	187,769,804	4,177
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	36,022,800	3,525
	Ramayana Lestari Sentosa Tbk PT	34,042,500	2,973
*	Eagle High Plantations Tbk PT	158,129,500	2,670
	Timah Tbk PT	33,689,487	2,636
*	Siloam International Hospitals Tbk PT	3,670,885	2,414
	Surya Semesta Internusa Tbk PT	53,814,000	2,352
	Agung Podomoro Land Tbk PT	122,690,000	2,165
	Intiland Development Tbk PT	67,755,800	1,813
*	Krakatau Steel Persero Tbk PT	46,351,636	1,781
	Bekasi Fajar Industrial Estate Tbk PT	67,348,700	1,511
*	Lippo Cikarang Tbk PT	5,712,500	1,486
	Gajah Tunggal Tbk PT	22,673,600	1,441
	Salim Ivomas Pratama Tbk PT	33,590,700	1,304
	Wijaya Karya Beton Tbk PT	27,926,705	1,251
*	Matahari Putra Prima Tbk PT	33,991,300	1,228
*	Medco Energi Internasional Tbk PT Warrants	23,126,700	1,080
*	Tiga Pilar Sejahtera Food Tbk	25,864,557	1,052
*	Bakrie and Brothers Tbk PT	249,678,500	932
	Sampoerna Agro PT	2,149,280	408
	BISI International Tbk PT	2,922,674	383
*,2	Berlian Laju Tanker Tbk PT	25,926,000	380
*	Bakrie Telecom Tbk PT	94,762,000	354
*,2	Sigmagold Inti Perkasa Tbk PT	64,941,800	243
			1,785,094
Ireland (0.3%)
	CRH plc (XDUB)	8,389,837	311,585
	Kerry Group plc Class A	1,917,144	204,293
*	Bank of Ireland Group plc	12,123,508	118,381
	Kingspan Group plc	1,961,066	90,443
*	AIB Group plc	8,919,884	62,371
	Glanbia plc	2,621,539	44,835
	Green REIT plc	9,774,236	19,397
	Hibernia REIT plc	9,407,889	17,929
	C&C Group plc	3,968,428	14,867
	Irish Continental Group plc	2,082,666	14,768
	Origin Enterprises plc	1,575,242	11,854
*	Permanent TSB Group Holdings plc	1,430,664	3,821
*	Aryzta AG (XDUB)	77,228	2,040
*,2	Irish Bank Resolution Corp. Ltd.	698,992	—
			916,584

Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	11,863,214	242,232
Bank Leumi Le-Israel BM	19,188,668	117,783
Bank Hapoalim BM	13,721,068	102,513
Nice Ltd.	813,648	74,072
Frutarom Industries Ltd.	492,087	51,298
Elbit Systems Ltd.	315,318	47,625
* Israel Discount Bank Ltd. Class A	15,877,174	47,494
Bezeq The Israeli Telecommunication Corp. Ltd.	27,159,058	44,764
* Tower Semiconductor Ltd.	1,224,567	42,679
Israel Chemicals Ltd.	9,232,781	38,862
Mizrahi Tefahot Bank Ltd.	1,774,017	34,528
Azrieli Group Ltd.	402,917	21,930
* Mazor Robotics Ltd.	610,006	20,045
* Paz Oil Co. Ltd.	106,027	18,264
First International Bank Of Israel Ltd.	674,701	15,222
Gazit-Globe Ltd.	1,296,889	13,572
Alony Hetz Properties & Investments Ltd.	1,261,841	13,248
Harel Insurance Investments & Financial Services Ltd.	1,500,091	12,391
* Airport City Ltd.	940,629	12,105
Delek Group Ltd.	65,881	11,582
Strauss Group Ltd.	473,450	10,673
* Nova Measuring Instruments Ltd.	375,517	10,214
Oil Refineries Ltd.	20,738,049	9,822
* Israel Corp. Ltd.	48,381	9,334
Reit 1 Ltd.	2,025,402	9,230
Amot Investments Ltd.	1,497,809	8,952
Melisron Ltd.	172,662	7,719
IDI Insurance Co. Ltd.	93,910	6,788
* Partner Communications Co. Ltd.	1,193,701	6,760
* Brack Capital Properties NV	55,510	6,584
* Jerusalem Oil Exploration	103,402	6,410
Shufersal Ltd.	847,316	6,100
* Kenon Holdings Ltd.	194,788	5,814
* Clal Insurance Enterprises Holdings Ltd.	293,129	5,700
Shikun & Binui Ltd.	2,306,372	5,635
* Phoenix Holdings Ltd.	871,455	5,467
Electra Ltd.	20,122	5,372
* Cellcom Israel Ltd. (Registered)	568,799	5,303
* Jerusalem Economy Ltd.	1,878,618	5,302
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	87,868	5,151
Migdal Insurance & Financial Holding Ltd.	3,938,233	4,726
Matrix IT Ltd.	376,205	4,464
Bayside Land Corp.	8,180	4,112
Formula Systems 1985 Ltd.	92,191	3,989
Menora Mivtachim Holdings Ltd.	270,512	3,927
* Gilat Satellite Networks Ltd.	466,885	3,870
Delta-Galil Industries Ltd.	106,115	3,754
* Africa Israel Properties Ltd.	142,066	3,553
Teva Pharmaceutical Industries Ltd. ADR	163,775	3,343
Big Shopping Centers Ltd.	43,145	2,920
Delek Automotive Systems Ltd.	349,664	2,715
Naphtha Israel Petroleum Corp. Ltd.	378,207	2,543
* AudioCodes Ltd.	297,988	2,321
* B Communications Ltd.	119,903	2,300
Norstar Holdings Inc.	114,719	2,249
* Allot Communications Ltd.	435,560	2,217

*	Kamada Ltd.	319,053	1,768
	Sella Capital Real Estate Ltd.	818,071	1,744
	Property & Building Corp. Ltd.	11,550	1,194
*	Evogene Ltd.	276,637	1,038
*	Cellcom Israel Ltd.	96,644	899
*	Ceragon Networks Ltd.	199,537	415
*	Compugen Ltd.	45,710	136
	Delek Energy Systems Ltd.	317	124
	Silicom Ltd.	1,067	70
			1,184,930
Italy (1.9%)
	Intesa Sanpaolo SPA (Registered)	167,506,678	658,161
	Enel SPA	102,305,228	650,399
*	UniCredit SPA	29,384,478	647,861
	Eni SPA	32,926,290	592,750
*	Fiat Chrysler Automobiles NV	14,352,396	346,880
	Assicurazioni Generali SPA	17,201,037	341,255
	Atlantia SPA	6,991,550	231,419
	Ferrari NV	1,657,726	197,782
	CNH Industrial NV	12,626,119	186,700
	Snam SPA	31,288,648	152,197
	Luxottica Group SPA	2,047,018	131,622
*	Telecom Italia SPA (Registered)	145,376,683	130,821
	Terna Rete Elettrica Nazionale SPA	18,610,040	112,112
	EXOR NV	1,402,085	108,391
	Tenaris SA	5,763,827	100,681
	Prysmian SPA	2,785,994	98,008
^	Mediobanca Banca di Credito Finanziario SPA	7,701,857	93,670
	Intesa Sanpaolo SPA	23,318,023	89,007
	Moncler SPA	2,258,060	74,415
*,^	Banco BPM SPA	19,254,917	73,292
	Unione di Banche Italiane SPA	12,807,635	66,387
	FinecoBank Banca Fineco SPA	5,243,100	65,189
	Telecom Italia SPA (Bearer)	85,248,903	65,181
	Leonardo SPA	5,087,655	61,407
	Recordati SPA	1,321,468	60,178
	Davide Campari-Milano SPA	7,545,347	60,100
*,3	Pirelli & C SPA	5,387,728	51,913
3	Poste Italiane SPA	6,079,548	50,310
	Italgas SPA	6,491,166	40,107
	Interpump Group SPA	1,101,127	39,698
*,^	Yoox Net-A-Porter Group SPA	824,496	38,727
	A2A SPA	20,090,590	38,610
	Hera SPA	10,534,179	38,502
	Cerved Information Solutions SPA	2,564,603	36,168
	Unipol Gruppo SPA	6,496,766	35,839
	BPER Banca	6,056,431	35,348
	Azimut Holding SPA	1,551,259	35,329
*,^	Saipem SPA	7,467,185	35,032
	UnipolSai Assicurazioni SPA	12,748,882	32,962
	Banca Mediolanum SPA	3,345,316	32,820
*	Brembo SPA	2,021,335	32,646
	DiaSorin SPA	304,393	29,447
	Banca Generali SPA	764,988	28,654
	Amplifon SPA	1,551,752	27,595
	Buzzi Unicem SPA (MTAA)	919,650	27,002
	De' Longhi SPA	786,585	26,462

	Societa Cattolica di Assicurazioni SC	2,100,002	26,127
3	Anima Holding SPA	3,053,668	25,621
	Banca Popolare di Sondrio SCPA	6,107,530	24,670
	Autogrill SPA	1,697,169	23,632
3	Infrastrutture Wireless Italiane SPA	2,989,667	21,606
	Iren SPA	6,586,531	21,313
	Industria Macchine Automatiche SPA	220,522	19,297
3	OVS SPA	2,563,896	18,991
*,^	Mediaset SPA	4,594,123	18,286
3	Enav SPA	3,420,289	17,901
	Societa Iniziative Autostradali e Servizi SPA	911,972	17,174
^	Salvatore Ferragamo SPA	608,332	17,137
*	Reply SPA	248,946	16,172
	Ei Towers SPA	229,947	14,051
3	Technogym SPA	1,268,939	13,898
	Saras SPA	6,102,499	13,331
	MARR SPA	479,023	13,250
^	Tod's SPA	174,746	13,168
	Beni Stabili SpA SIIQ	13,797,290	12,782
	ERG SPA	615,824	12,762
	Brunello Cucinelli SPA	374,615	12,559
	Banca IFIS SPA	251,627	11,973
	ASTM SPA	434,808	11,806
	ACEA SPA	590,839	11,406
*	Fincantieri SPA	6,134,560	10,969
	Danieli & C Officine Meccaniche SPA (MTAA)	540,345	10,690
	Datalogic SPA	262,136	10,445
	Buzzi Unicem SPA (MTAA)	609,656	10,277
*,3	doBank SPA	569,141	9,097
^	Maire Tecnimont SPA	1,719,840	8,963
	Credito Emiliano SPA	909,278	8,790
*,3	Banca Farmafactoring SPA	1,057,889	8,520
	Salini Impregilo SPA	2,112,114	8,503
3	RAI Way SPA	1,336,771	8,211
	Parmalat SPA	2,017,474	7,833
	Piaggio & C SPA	2,221,271	6,712
	Cementir Holding SPA	669,747	6,287
	CIR-Compagnie Industriali Riunite SPA	4,106,514	5,956
*	Italmobiliare SPA	186,605	5,700
	Immobiliare Grande Distribuzione SIIQ SPA	4,385,942	5,131
*,^	Juventus Football Club SPA	4,826,694	4,891
	Danieli & C Officine Meccaniche SPA (MTAA)	168,673	4,820
*	Arnoldo Mondadori Editore SPA	1,694,267	4,732
	Zignago Vetro SPA	425,656	4,296
	Cairo Communication SPA	829,387	3,832
^	Geox SPA	1,008,614	3,441
	Cofide SPA	4,106,800	2,973
*	Rizzoli Corriere Della Sera Mediagroup SPA	1,756,241	2,609
	DeA Capital SPA	1,249,588	2,273
*,^	Safilo Group SPA	385,034	2,273
^	Esprinet SPA	348,830	1,914
*	GEDI Gruppo Editoriale SPA	2,409,498	1,910
*,^	Credito Valtellinese SPA	141,806	1,891
^	Astaldi SPA	525,569	1,795
	Biesse SPA	12,263	689
*,2	Gemina SPA CVR	315,232	5
			6,694,377

Japan (17.2%)
Toyota Motor Corp.	34,159,483	2,353,499
Mitsubishi UFJ Financial Group Inc.	169,706,999	1,283,218
SoftBank Group Corp.	11,237,379	933,690
Honda Motor Co. Ltd.	23,533,679	829,933
Sony Corp.	16,659,009	798,984
Sumitomo Mitsui Financial Group Inc.	17,609,823	793,075
Keyence Corp.	1,187,580	725,739
FANUC Corp.	2,559,946	694,817
Nintendo Co. Ltd.	1,415,955	641,307
Mizuho Financial Group Inc.	334,714,626	634,536
Shin-Etsu Chemical Co. Ltd.	5,376,007	615,101
KDDI Corp.	23,740,605	602,496
Takeda Pharmaceutical Co. Ltd.	10,051,113	588,732
Canon Inc.	13,507,958	538,968
Japan Tobacco Inc.	15,806,666	523,830
Nidec Corp.	3,091,183	497,507
East Japan Railway Co.	4,918,188	490,908
Hitachi Ltd.	60,886,022	485,858
Mitsubishi Electric Corp.	26,109,901	480,530
Mitsubishi Corp.	16,959,539	475,297
Komatsu Ltd.	12,042,783	473,311
Central Japan Railway Co.	2,400,320	455,966
Kao Corp.	6,351,797	441,378
Tokio Marine Holdings Inc.	9,203,219	435,146
NTT DOCOMO Inc.	17,157,268	426,314
Nippon Telegraph & Telephone Corp.	8,838,457	423,227
Seven & i Holdings Co. Ltd.	10,221,576	421,740
Daikin Industries Ltd.	3,493,990	421,588
Panasonic Corp.	28,115,083	417,430
Denso Corp.	6,440,606	404,894
Bridgestone Corp.	8,242,878	402,302
Mitsui & Co. Ltd.	22,193,849	390,489
Tokyo Electron Ltd.	2,052,536	387,195
Recruit Holdings Co. Ltd.	15,759,377	384,857
SMC Corp.	763,660	376,358
Murata Manufacturing Co. Ltd.	2,500,056	369,716
ITOCHU Corp.	18,611,030	366,204
Astellas Pharma Inc.	26,619,348	350,077
Daiwa House Industry Co. Ltd.	8,551,005	338,693
Mitsui Fudosan Co. Ltd.	12,481,861	328,720
ORIX Corp.	16,921,671	316,971
Dai-ichi Life Holdings Inc.	14,938,758	315,023
Suzuki Motor Corp.	5,411,741	310,824
Fast Retailing Co. Ltd.	676,035	302,582
Kubota Corp.	14,723,851	300,919
Mitsubishi Estate Co. Ltd.	15,636,796	300,770
Daiichi Sankyo Co. Ltd.	8,590,124	288,403
Nomura Holdings Inc.	43,272,638	282,503
JXTG Holdings Inc.	41,866,306	278,729
Kirin Holdings Co. Ltd.	11,084,434	277,666
Nissan Motor Co. Ltd.	25,860,522	277,031
Kyocera Corp.	4,101,086	273,771
Subaru Corp.	8,079,388	269,112
Shiseido Co. Ltd.	5,111,790	262,527
Nippon Steel & Sumitomo Metal Corp.	10,266,569	262,025
Sumitomo Corp.	14,764,619	255,289

Hoya Corp.	4,959,985	254,760
Asahi Group Holdings Ltd.	5,013,488	253,294
Otsuka Holdings Co. Ltd.	5,533,497	245,812
Oriental Land Co. Ltd.	2,492,056	243,581
MS&AD Insurance Group Holdings Inc.	6,598,072	225,384
Sumitomo Realty & Development Co. Ltd.	5,696,550	219,776
Asahi Kasei Corp.	16,403,000	215,207
Japan Post Holdings Co. Ltd.	17,801,423	212,802
Shionogi & Co. Ltd.	3,781,708	209,320
Sumitomo Mitsui Trust Holdings Inc.	4,923,972	205,029
Toray Industries Inc.	19,937,990	198,899
Secom Co. Ltd.	2,581,567	197,863
Terumo Corp.	4,040,990	197,785
Eisai Co. Ltd.	3,475,029	197,767
FUJIFILM Holdings Corp.	5,126,119	197,596
Fujitsu Ltd.	25,486,248	188,180
Sompo Holdings Inc.	4,653,954	186,875
Nitto Denko Corp.	2,023,817	185,948
Mitsubishi Chemical Holdings Corp.	17,007,045	185,484
West Japan Railway Co.	2,422,298	182,210
Resona Holdings Inc.	28,799,226	174,406
Sumitomo Electric Industries Ltd.	9,938,295	170,095
Daito Trust Construction Co. Ltd.	946,173	165,830
Omron Corp.	2,587,581	162,185
JFE Holdings Inc.	6,775,138	161,075
Inpex Corp.	12,032,281	156,919
Aeon Co. Ltd.	9,177,857	156,686
Nitori Holdings Co. Ltd.	972,580	155,179
Marubeni Corp.	20,607,475	154,988
Daiwa Securities Group Inc.	21,221,701	152,765
Makita Corp.	3,217,382	152,002
Yaskawa Electric Corp.	2,905,697	150,381
Chugai Pharmaceutical Co. Ltd.	2,839,778	150,089
MEIJI Holdings Co. Ltd.	1,784,899	149,702
Sysmex Corp.	1,896,936	149,322
Shimano Inc.	1,035,087	148,368
Sumitomo Metal Mining Co. Ltd.	3,120,691	146,527
Sumitomo Chemical Co. Ltd.	19,765,332	145,432
TDK Corp.	1,570,577	145,388
Mitsubishi Heavy Industries Ltd.	3,835,894	144,747
* Toshiba Corp.	50,247,311	143,789
Ono Pharmaceutical Co. Ltd.	5,817,520	143,735
Olympus Corp.	3,714,674	143,104
Taisei Corp.	2,767,241	141,242
Sekisui House Ltd.	7,663,590	140,806
Toyota Industries Corp.	2,105,702	137,651
Aisin Seiki Co. Ltd.	2,317,277	135,634
Unicharm Corp.	5,057,259	135,462
T&D Holdings Inc.	7,440,794	133,415
Tokyo Gas Co. Ltd.	5,501,242	131,263
Dentsu Inc.	2,909,406	130,543
Japan Exchange Group Inc.	7,138,651	128,908
Ajinomoto Co. Inc.	6,734,507	128,103
Rohm Co. Ltd.	1,156,812	127,441
MINEBEA MITSUMI Inc.	5,519,433	125,620
Yamaha Motor Co. Ltd.	3,665,453	122,463
Yamato Holdings Co. Ltd.	4,707,923	121,581

Isuzu Motors Ltd.	7,166,106	121,351
Toyota Tsusho Corp.	2,951,422	119,949
Kansai Electric Power Co. Inc.	9,601,249	119,638
Kajima Corp.	12,048,687	119,620
Hankyu Hanshin Holdings Inc.	2,960,629	119,614
Chubu Electric Power Co. Inc.	9,431,228	118,852
Yakult Honsha Co. Ltd.	1,341,777	112,648
Asahi Glass Co. Ltd.	2,541,324	111,908
MISUMI Group Inc.	3,622,631	109,680
Tokyu Corp.	6,509,074	109,179
TOTO Ltd.	1,890,223	108,530
Obayashi Corp.	8,865,095	107,033
Koito Manufacturing Co. Ltd.	1,510,159	106,675
Mazda Motor Corp.	7,532,681	106,103
Osaka Gas Co. Ltd.	5,221,378	103,868
Ryohin Keikaku Co. Ltd.	309,229	103,421
NEC Corp.	3,317,095	100,292
NSK Ltd.	5,990,413	99,350
NTT Data Corp.	8,250,803	97,404
Kikkoman Corp.	2,341,150	97,204
LIXIL Group Corp.	3,446,119	97,107
M3 Inc.	2,641,968	96,849
Kintetsu Group Holdings Co. Ltd.	2,417,854	95,732
Concordia Financial Group Ltd.	15,476,347	94,370
Rakuten Inc.	10,403,358	94,149
Sekisui Chemical Co. Ltd.	4,775,831	91,316
Yamaha Corp.	2,198,753	90,924
Tobu Railway Co. Ltd.	2,693,142	90,795
Odakyu Electric Railway Co. Ltd.	4,068,325	89,860
Shimadzu Corp.	3,536,145	89,824
* Nexon Co. Ltd.	2,679,728	89,533
Kuraray Co. Ltd.	4,765,295	89,508
Nikon Corp.	4,576,800	89,255
Ricoh Co. Ltd.	8,939,589	88,117
Seiko Epson Corp.	3,613,180	88,012
Dai Nippon Printing Co. Ltd.	3,876,356	86,681
Don Quijote Holdings Co. Ltd.	1,559,674	86,415
Tosoh Corp.	3,728,006	85,827
* Tokyo Electric Power Co. Holdings Inc.	21,120,010	85,761
Disco Corp.	361,118	85,165
Bandai Namco Holdings Inc.	2,559,338	83,756
SUMCO Corp.	3,075,780	83,711
^ Yahoo Japan Corp.	17,213,157	83,026
Daifuku Co. Ltd.	1,228,538	82,718
Tohoku Electric Power Co. Inc.	6,286,480	81,364
Trend Micro Inc.	1,499,571	81,176
Suntory Beverage & Food Ltd.	1,670,374	80,116
Stanley Electric Co. Ltd.	1,966,243	80,036
Oji Holdings Corp.	11,578,665	79,553
Kawasaki Heavy Industries Ltd.	1,919,501	79,482
Brother Industries Ltd.	3,083,030	79,200
Santen Pharmaceutical Co. Ltd.	4,777,079	77,568
Shimizu Corp.	7,501,103	77,157
Nissan Chemical Industries Ltd.	1,884,330	77,045
Showa Denko KK	1,652,403	76,878
Japan Post Bank Co. Ltd.	5,520,950	74,727
Mitsui Chemicals Inc.	2,367,923	74,660

	Chiba Bank Ltd.	8,543,092	74,374
	Shizuoka Bank Ltd.	6,947,774	74,296
*	Renesas Electronics Corp.	6,277,292	73,973
	Nabtesco Corp.	1,555,427	73,959
	Nippon Paint Holdings Co. Ltd.	2,035,282	73,156
	Keio Corp.	1,534,307	73,058
	Idemitsu Kosan Co. Ltd.	1,918,020	72,000
	FamilyMart UNY Holdings Co. Ltd.	1,067,166	71,772
	NGK Insulators Ltd.	3,501,642	71,642
	Konami Holdings Corp.	1,240,336	71,473
*,^	Sharp Corp.	1,897,063	71,014
	Mitsubishi Gas Chemical Co. Inc.	2,492,535	70,653
	Alps Electric Co. Ltd.	2,442,090	70,571
	Kyushu Railway Co.	2,143,482	68,937
	Start Today Co. Ltd.	2,330,066	68,847
	Nippon Express Co. Ltd.	954,599	68,789
	Nisshin Seifun Group Inc.	3,413,781	68,625
	Obic Co. Ltd.	874,888	68,377
	Fuji Electric Co. Ltd.	8,255,756	68,161
	Sumitomo Heavy Industries Ltd.	1,485,552	68,126
	Yokogawa Electric Corp.	3,191,588	68,089
	Kyushu Electric Power Co. Inc.	6,174,948	67,884
	SBI Holdings Inc.	2,788,983	67,801
	Taiheiyo Cement Corp.	1,591,282	67,533
	Nissin Foods Holdings Co. Ltd.	903,928	67,068
	NGK Spark Plug Co. Ltd.	2,532,004	67,049
	Toppan Printing Co. Ltd.	7,026,174	66,233
	Tsuruha Holdings Inc.	473,089	66,071
	Hisamitsu Pharmaceutical Co. Inc.	960,234	65,811
	Kose Corp.	380,317	65,680
	Hoshizaki Corp.	691,497	65,603
	NH Foods Ltd.	2,709,615	65,269
	Keikyu Corp.	3,295,245	65,127
	Kyowa Hakko Kirin Co. Ltd.	3,322,812	64,823
	USS Co. Ltd.	2,882,047	64,548
	Nagoya Railroad Co. Ltd.	2,426,185	64,046
	Kansai Paint Co. Ltd.	2,584,501	63,927
	Amada Holdings Co. Ltd.	4,294,753	63,883
	Hirose Electric Co. Ltd.	424,166	63,866
	Hamamatsu Photonics KK	1,711,923	63,521
	Nomura Research Institute Ltd.	1,372,202	63,355
	Aozora Bank Ltd.	1,547,523	62,856
	Mebuki Financial Group Inc.	13,740,817	62,732
	ANA Holdings Inc.	1,532,635	62,524
	Lion Corp.	3,330,520	62,493
	Hitachi Construction Machinery Co. Ltd.	1,388,507	62,454
	Electric Power Development Co. Ltd.	2,179,418	62,126
	THK Co. Ltd.	1,485,898	62,077
	Keisei Electric Railway Co. Ltd.	1,820,862	61,834
	JGC Corp.	2,832,179	61,553
	Mitsubishi Motors Corp.	8,264,116	61,493
	Mitsubishi Materials Corp.	1,633,269	60,802
	J Front Retailing Co. Ltd.	3,292,496	60,517
	Hulic Co. Ltd.	4,714,002	59,931
	Mitsubishi Tanabe Pharma Corp.	2,928,986	59,568
	Konica Minolta Inc.	5,939,138	59,452
	Japan Airlines Co. Ltd.	1,569,357	59,302

^	Yamada Denki Co. Ltd.	9,943,956	59,049
	JSR Corp.	2,475,955	58,854
	Alfresa Holdings Corp.	2,361,911	57,489
	Seibu Holdings Inc.	2,851,248	57,150
	IHI Corp.	1,700,032	57,102
	Haseko Corp.	3,638,145	56,894
	Isetan Mitsukoshi Holdings Ltd.	4,731,061	56,836
	Otsuka Corp.	669,457	56,360
	Fukuoka Financial Group Inc.	9,667,472	56,253
	Pigeon Corp.	1,420,804	55,555
	Coca-Cola Bottlers Japan Holdings Inc.	1,562,107	55,339
	Mitsui OSK Lines Ltd.	1,526,291	54,983
	Persol Holdings Co. Ltd.	2,193,740	54,811
	CyberAgent Inc.	1,256,509	54,640
	Ebara Corp.	1,322,535	54,288
	JTEKT Corp.	3,019,858	54,224
	Tokyu Fudosan Holdings Corp.	6,830,550	54,081
	Bank of Kyoto Ltd.	956,232	53,878
	Kobayashi Pharmaceutical Co. Ltd.	810,173	53,664
	Sojitz Corp.	16,477,433	53,345
*	Nippon Yusen KK	2,108,204	52,999
	Advantest Corp.	2,452,887	52,422
	Toho Co. Ltd.	1,512,860	51,295
	Teijin Ltd.	2,312,243	51,266
	Nihon M&A Center Inc.	847,308	50,558
	Asahi Intecc Co. Ltd.	1,314,194	50,487
	Marui Group Co. Ltd.	2,734,017	49,973
	Toyo Suisan Kaisha Ltd.	1,217,858	49,557
	Taisho Pharmaceutical Holdings Co. Ltd.	608,210	49,539
	Daicel Corp.	4,068,783	49,477
	Kurita Water Industries Ltd.	1,476,040	48,456
	Sohgo Security Services Co. Ltd.	887,109	48,266
	Hakuhodo DY Holdings Inc.	3,152,110	47,461
	Hino Motors Ltd.	3,535,773	47,019
	Sumitomo Rubber Industries Ltd.	2,388,166	46,516
	Rinnai Corp.	492,005	46,454
	Denka Co. Ltd.	1,162,243	46,453
	Suruga Bank Ltd.	2,285,459	46,336
	Nippon Shinyaku Co. Ltd.	674,372	46,251
	Square Enix Holdings Co. Ltd.	1,003,649	45,846
	Casio Computer Co. Ltd.	3,001,110	45,700
	Suzuken Co. Ltd.	1,053,100	44,889
	SCREEN Holdings Co. Ltd.	514,144	44,814
	Nippon Electric Glass Co. Ltd.	1,080,103	44,659
*,^	PeptiDream Inc.	1,085,810	44,620
	Tokyo Tatemono Co. Ltd.	2,752,968	44,385
	Furukawa Electric Co. Ltd.	805,561	44,282
	Hikari Tsushin Inc.	297,179	43,316
	Air Water Inc.	2,012,572	43,187
	Lawson Inc.	632,521	42,895
	Kewpie Corp.	1,496,212	42,807
	DIC Corp.	1,072,686	42,448
	Sony Financial Holdings Inc.	2,296,860	42,246
	Chugoku Electric Power Co. Inc.	3,811,464	42,223
	Matsumotokiyoshi Holdings Co. Ltd.	1,025,352	42,128
	Ulvac Inc.	623,725	41,810
	Keihan Holdings Co. Ltd.	1,315,297	41,697

MediPal Holdings Corp.	2,109,474	41,177
Ube Industries Ltd.	1,376,840	41,127
Takashimaya Co. Ltd.	3,946,966	41,070
Mabuchi Motor Co. Ltd.	681,040	40,524
Credit Saison Co. Ltd.	2,216,336	40,493
* Kobe Steel Ltd.	3,880,309	40,404
Relo Group Inc.	1,351,004	40,121
Mitsui Mining & Smelting Co. Ltd.	713,934	40,096
Hitachi High-Technologies Corp.	843,525	39,828
Asics Corp.	2,401,385	39,648
Azbil Corp.	840,625	39,180
Nifco Inc.	552,636	38,774
Kagome Co. Ltd.	1,035,805	38,688
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,924,661	38,398
AEON Financial Service Co. Ltd.	1,532,754	38,347
Pola Orbis Holdings Inc.	979,192	38,332
TIS Inc.	1,071,069	38,002
Nichirei Corp.	1,415,412	37,996
COMSYS Holdings Corp.	1,358,042	37,983
Iida Group Holdings Co. Ltd.	1,912,717	37,959
Shinsei Bank Ltd.	2,170,034	37,942
Sundrug Co. Ltd.	874,121	37,620
Nankai Electric Railway Co. Ltd.	1,443,156	37,612
Nomura Real Estate Holdings Inc.	1,566,921	37,540
Tokai Carbon Co. Ltd.	2,565,614	37,392
Yamaguchi Financial Group Inc.	3,175,248	37,329
Sega Sammy Holdings Inc.	2,654,335	37,153
Miura Co. Ltd.	1,295,139	36,995
Sanwa Holdings Corp.	2,641,986	36,704
Hitachi Metals Ltd.	2,616,152	35,697
Toho Gas Co. Ltd.	1,213,268	35,625
NOK Corp.	1,524,515	35,565
Showa Shell Sekiyu KK	2,500,291	35,544
Calbee Inc.	1,004,820	35,502
Toyo Seikan Group Holdings Ltd.	2,183,655	35,398
Fujikura Ltd.	3,598,523	35,381
Aeon Mall Co. Ltd.	1,602,531	35,312
Kaneka Corp.	3,785,513	35,238
Ezaki Glico Co. Ltd.	689,750	35,198
Gunma Bank Ltd.	5,802,912	35,117
Topcon Corp.	1,374,598	34,996
Shimamura Co. Ltd.	297,153	34,935
Yokohama Rubber Co. Ltd.	1,364,385	34,832
Benesse Holdings Inc.	922,085	34,745
Rohto Pharmaceutical Co. Ltd.	1,289,770	34,666
Park24 Co. Ltd.	1,379,704	34,513
House Foods Group Inc.	986,162	34,362
Oracle Corp. Japan	424,810	34,311
Sumitomo Dainippon Pharma Co. Ltd.	2,313,566	34,153
Yamazaki Baking Co. Ltd.	1,708,576	33,709
Hitachi Chemical Co. Ltd.	1,314,503	33,673
Cosmo Energy Holdings Co. Ltd.	854,063	33,626
Tokyo Century Corp.	615,204	33,286
Nippon Kayaku Co. Ltd.	2,241,766	33,099
Izumi Co. Ltd.	520,610	33,076
Hachijuni Bank Ltd.	5,540,884	32,947
Seino Holdings Co. Ltd.	1,977,557	32,885

	Hiroshima Bank Ltd.	3,898,161	32,763
	Horiba Ltd.	502,043	32,385
	Ito En Ltd.	781,686	32,361
	Miraca Holdings Inc.	701,689	32,051
	Seven Bank Ltd.	8,617,055	31,849
	Zenkoku Hosho Co. Ltd.	676,052	31,690
	DeNA Co. Ltd.	1,445,770	31,401
	Kyushu Financial Group Inc.	5,191,893	31,195
	Bic Camera Inc.	2,017,312	31,125
	Sankyu Inc.	662,032	30,900
	Nippon Shokubai Co. Ltd.	430,031	30,623
	Chugoku Bank Ltd.	2,319,353	30,572
	Kakaku.com Inc.	1,727,820	30,357
	Iyo Bank Ltd.	3,669,581	30,298
	DMG Mori Co. Ltd.	1,318,254	30,186
	Sumitomo Forestry Co. Ltd.	1,751,166	30,168
	Kyowa Exeo Corp.	1,160,816	30,136
	Kamigumi Co. Ltd.	1,367,576	30,100
	Daiichikosho Co. Ltd.	547,397	29,901
	Tsumura & Co.	873,023	29,426
	K's Holdings Corp.	1,052,457	29,398
	Penta-Ocean Construction Co. Ltd.	3,798,125	29,345
	Kinden Corp.	1,753,307	29,344
	Taiyo Nippon Sanso Corp.	1,883,588	29,279
	TS Tech Co. Ltd.	681,002	29,185
*,^	Kawasaki Kisen Kaisha Ltd.	1,097,280	29,183
	Takara Holdings Inc.	2,356,046	29,078
	Shima Seiki Manufacturing Ltd.	398,932	28,956
	Zeon Corp.	1,917,025	28,932
	Glory Ltd.	729,985	28,601
	NTN Corp.	5,487,409	28,301
	Citizen Watch Co. Ltd.	3,680,343	28,277
^	Skylark Co. Ltd.	1,960,944	28,261
	OKUMA Corp.	408,963	28,232
	Nishi-Nippon Railroad Co. Ltd.	1,008,619	28,196
	Tokuyama Corp.	883,518	28,129
	Welcia Holdings Co. Ltd.	660,502	28,104
	Toyo Tire & Rubber Co. Ltd.	1,310,883	27,995
	Sotetsu Holdings Inc.	1,010,599	27,935
	Itochu Techno-Solutions Corp.	633,180	27,905
	Morinaga & Co. Ltd.	529,790	27,535
	GS Yuasa Corp.	5,055,985	27,249
	Aica Kogyo Co. Ltd.	702,845	27,241
	Daido Steel Co. Ltd.	460,010	27,210
	Nishi-Nippon Financial Holdings Inc.	2,047,133	26,887
	Nagase & Co. Ltd.	1,461,215	26,651
	Toyoda Gosei Co. Ltd.	996,065	26,508
	Tadano Ltd.	1,510,682	26,445
	Nisshinbo Holdings Inc.	1,847,816	26,354
	Leopalace21 Corp.	3,157,986	26,235
	Hokuhoku Financial Group Inc.	1,737,326	26,130
	Sugi Holdings Co. Ltd.	486,407	25,936
	Japan Steel Works Ltd.	825,520	25,889
	Maruichi Steel Tube Ltd.	849,352	25,563
	Sapporo Holdings Ltd.	842,702	25,404
	Morinaga Milk Industry Co. Ltd.	535,387	25,264
	SCSK Corp.	548,188	25,260

	Wacoal Holdings Corp.	812,745	24,995
	Dowa Holdings Co. Ltd.	599,410	24,984
	Aoyama Trading Co. Ltd.	633,609	24,952
	OSG Corp.	977,499	24,856
	77 Bank Ltd.	946,031	24,829
	SHO-BOND Holdings Co. Ltd.	308,507	24,825
	Nipro Corp.	1,604,241	24,669
	NOF Corp.	913,328	24,583
	TechnoPro Holdings Inc.	446,359	24,512
^	MonotaRO Co. Ltd.	774,772	24,505
	Taiyo Yuden Co. Ltd.	1,440,135	24,372
	Kaken Pharmaceutical Co. Ltd.	463,385	24,282
	Hanwa Co. Ltd.	496,071	24,202
	NHK Spring Co. Ltd.	2,170,624	24,193
	Amano Corp.	888,520	24,148
	Japan Airport Terminal Co. Ltd.	620,902	24,122
	Maeda Corp.	1,752,523	24,088
	Nippon Paper Industries Co. Ltd.	1,263,968	24,065
	Sankyo Co. Ltd.	739,982	24,042
	Toda Corp.	3,047,225	24,008
	Mitsubishi Logistics Corp.	910,963	23,943
*	SG Holdings Co. Ltd.	1,031,700	23,910
	Tokyo Ohka Kogyo Co. Ltd.	520,184	23,881
	Tokai Tokyo Financial Holdings Inc.	3,096,982	23,725
	Ushio Inc.	1,545,232	23,697
	Japan Post Insurance Co. Ltd.	890,628	23,612
	Kyudenko Corp.	510,221	23,437
	H2O Retailing Corp.	1,155,526	23,436
	Capcom Co. Ltd.	611,609	23,397
	ADEKA Corp.	1,317,462	23,393
	Nihon Kohden Corp.	990,838	23,384
	Shikoku Electric Power Co. Inc.	2,052,731	23,324
	Jafco Co. Ltd.	409,812	23,324
	ABC-Mart Inc.	356,521	23,199
	Sumitomo Osaka Cement Co. Ltd.	4,918,189	23,154
	Open House Co. Ltd.	391,280	23,003
	Sawai Pharmaceutical Co. Ltd.	504,217	22,957
	Nippon Light Metal Holdings Co. Ltd.	7,775,854	22,938
	Anritsu Corp.	1,779,655	22,916
*,^	Acom Co. Ltd.	5,227,904	22,873
	Ain Holdings Inc.	367,556	22,501
	Rengo Co. Ltd.	2,759,272	22,390
	Okumura Corp.	516,275	22,334
	Fuji Machine Manufacturing Co. Ltd.	1,052,064	22,261
	Ibiden Co. Ltd.	1,422,739	22,178
	Tokyo Seimitsu Co. Ltd.	502,179	21,988
	Toyobo Co. Ltd.	1,145,247	21,855
	Zensho Holdings Co. Ltd.	1,239,542	21,738
	Toagosei Co. Ltd.	1,655,986	21,432
	Nihon Parkerizing Co. Ltd.	1,228,349	21,350
	Nippon Gas Co. Ltd.	503,183	21,249
*	LINE Corp.	475,169	21,241
	San-In Godo Bank Ltd.	2,034,001	21,086
	Ariake Japan Co. Ltd.	241,598	20,997
	Japan Lifeline Co. Ltd.	825,520	20,923
	Cosmos Pharmaceutical Corp.	115,215	20,602
	Kokuyo Co. Ltd.	1,106,493	20,566

Resorttrust Inc.	861,592	20,535
Shimachu Co. Ltd.	617,743	20,369
Nichias Corp.	1,483,521	20,215
Chiyoda Corp.	2,100,000	19,976
Hazama Ando Corp.	2,393,341	19,692
Nishimatsu Construction Co. Ltd.	689,539	19,603
CKD Corp.	716,255	19,446
Daishi Bank Ltd.	409,087	19,419
Outsourcing Inc.	1,018,570	19,299
Shochiku Co. Ltd.	129,201	19,174
Kenedix Inc.	3,001,692	19,127
^ Hokuriku Electric Power Co.	2,332,318	19,086
NTT Urban Development Corp.	1,450,835	19,055
Fuji Seal International Inc.	544,297	18,935
Tsubakimoto Chain Co.	2,230,112	18,832
PALTAC Corp.	423,648	18,809
GMO Payment Gateway Inc.	213,174	18,757
Meitec Corp.	340,719	18,746
Iwatani Corp.	541,589	18,738
Lintec Corp.	653,361	18,719
Tomy Co. Ltd.	1,234,614	18,688
Ship Healthcare Holdings Inc.	569,895	18,553
Nikkon Holdings Co. Ltd.	674,889	18,401
Shiga Bank Ltd.	3,408,835	18,391
Sumitomo Bakelite Co. Ltd.	2,123,748	18,243
^ Mitsui Engineering & Shipbuilding Co. Ltd.	1,021,030	18,213
Fuji Oil Holdings Inc.	595,910	18,184
Nippon Suisan Kaisha Ltd.	3,388,125	18,088
Fuyo General Lease Co. Ltd.	245,189	18,034
Lasertec Corp.	496,939	17,800
Nihon Unisys Ltd.	843,401	17,776
Toyota Boshoku Corp.	827,290	17,754
Mandom Corp.	495,373	17,692
Maeda Road Construction Co. Ltd.	775,355	17,308
Nachi-Fujikoshi Corp.	2,446,861	17,155
Kureha Corp.	236,974	17,072
KYB Corp.	260,614	16,996
Autobacs Seven Co. Ltd.	831,930	16,655
Noevir Holdings Co. Ltd.	204,373	16,626
Itoham Yonekyu Holdings Inc.	1,807,326	16,605
Oki Electric Industry Co. Ltd.	1,140,490	16,599
Toho Holdings Co. Ltd.	707,440	16,432
NET One Systems Co. Ltd.	1,082,888	16,401
Sangetsu Corp.	822,395	16,382
Canon Marketing Japan Inc.	594,713	16,378
Takasago Thermal Engineering Co. Ltd.	862,702	16,334
Iriso Electronics Co. Ltd.	256,407	16,271
Inaba Denki Sangyo Co. Ltd.	344,820	16,271
Pilot Corp.	327,377	16,270
Fukuyama Transporting Co. Ltd.	420,352	16,232
Megmilk Snow Brand Co. Ltd.	560,649	16,193
FP Corp.	305,328	16,131
Topre Corp.	525,388	16,027
Trusco Nakayama Corp.	537,382	15,932
Yoshinoya Holdings Co. Ltd.	893,998	15,832
Round One Corp.	845,399	15,678
Kandenko Co. Ltd.	1,414,547	15,616

Hokkaido Electric Power Co. Inc.	2,393,422	15,611
HIS Co. Ltd.	430,493	15,595
United Arrows Ltd.	354,234	15,580
Hitachi Capital Corp.	562,903	15,547
Okasan Securities Group Inc.	2,221,065	15,238
Sakata Seed Corp.	433,050	15,218
Awa Bank Ltd.	2,376,065	15,151
^ GMO Internet Inc.	826,688	15,146
Kanematsu Corp.	1,103,386	15,098
^ Colowide Co. Ltd.	749,263	15,070
Ci:z Holdings Co. Ltd.	281,800	15,031
Nippo Corp.	653,425	15,027
Heiwa Corp.	745,269	14,937
Fancl Corp.	474,366	14,925
Nichiha Corp.	369,732	14,896
Kotobuki Spirits Co. Ltd.	243,987	14,880
Toyo Ink SC Holdings Co. Ltd.	2,435,889	14,835
Daiseki Co. Ltd.	491,380	14,749
Okamura Corp.	1,053,177	14,740
Tsubaki Nakashima Co. Ltd.	514,955	14,706
Hitachi Transport System Ltd.	563,567	14,650
Duskin Co. Ltd.	562,905	14,625
Fujitsu General Ltd.	735,930	14,567
cocokara fine Inc.	242,985	14,554
Koei Tecmo Holdings Co. Ltd.	655,930	14,538
Tokai Rika Co. Ltd.	668,159	14,536
Maruha Nichiro Corp.	488,968	14,434
Musashino Bank Ltd.	406,169	14,330
Keiyo Bank Ltd.	2,963,643	14,249
Digital Garage Inc.	425,575	14,195
TOKAI Holdings Corp.	1,449,925	14,003
Kiyo Bank Ltd.	834,100	13,932
Fujitec Co. Ltd.	1,007,060	13,897
^ GungHo Online Entertainment Inc.	4,816,293	13,888
Hokkoku Bank Ltd.	324,636	13,727
Yamato Kogyo Co. Ltd.	477,075	13,669
Gunze Ltd.	219,378	13,626
^ Sanrio Co. Ltd.	790,127	13,600
Exedy Corp.	386,504	13,568
* Aiful Corp.	3,717,610	13,512
Unipres Corp.	506,680	13,502
Makino Milling Machine Co. Ltd.	1,193,433	13,489
Ryosan Co. Ltd.	350,522	13,474
^ Nissha Co. Ltd.	514,004	13,395
Hyakugo Bank Ltd.	2,648,891	13,393
Taikisha Ltd.	382,333	13,358
Senshu Ikeda Holdings Inc.	3,463,298	13,338
KH Neochem Co. Ltd.	456,163	13,331
North Pacific Bank Ltd.	3,813,222	13,307
^ Daio Paper Corp.	967,834	13,242
Yaoko Co. Ltd.	271,799	13,228
Matsui Securities Co. Ltd.	1,385,665	13,209
Orient Corp.	7,974,970	13,194
Nippon Television Holdings Inc.	746,009	13,138
Ogaki Kyoritsu Bank Ltd.	504,681	13,090
Paramount Bed Holdings Co. Ltd.	248,289	13,087
Takuma Co. Ltd.	962,948	13,085

^ Kyoritsu Maintenance Co. Ltd.	315,972	13,034
Onward Holdings Co. Ltd.	1,515,492	13,034
EDION Corp.	1,018,743	13,032
Prima Meat Packers Ltd.	1,893,675	12,959
Juroku Bank Ltd.	444,175	12,958
Mitsubishi Pencil Co. Ltd.	579,708	12,933
DCM Holdings Co. Ltd.	1,299,546	12,878
Kumagai Gumi Co. Ltd.	454,363	12,856
Mochida Pharmaceutical Co. Ltd.	166,720	12,802
Joyful Honda Co. Ltd.	382,875	12,776
Daihen Corp.	1,326,464	12,672
Seiren Co. Ltd.	611,918	12,639
Ai Holdings Corp.	469,335	12,558
Maxell Holdings Ltd.	541,598	12,513
Nanto Bank Ltd.	436,127	12,437
Valor Holdings Co. Ltd.	516,575	12,428
Hosiden Corp.	746,066	12,413
Nippon Seiki Co. Ltd.	594,709	12,324
Hokuetsu Kishu Paper Co. Ltd.	1,866,844	12,267
Alpine Electronics Inc.	539,387	12,236
FCC Co. Ltd.	453,862	12,205
Keihin Corp.	585,001	12,196
Goldwin Inc.	117,942	12,184
Takeuchi Manufacturing Co. Ltd.	467,059	12,156
Nippon Soda Co. Ltd.	1,762,636	12,142
Financial Products Group Co. Ltd.	789,970	12,074
Toshiba Machine Co. Ltd.	1,461,531	11,989
KYORIN Holdings Inc.	631,574	11,945
Taiyo Holdings Co. Ltd.	244,180	11,916
Nomura Co. Ltd.	526,980	11,913
Eizo Corp.	251,490	11,846
Central Glass Co. Ltd.	528,384	11,827
TPR Co. Ltd.	364,128	11,716
Sumitomo Mitsui Construction Co. Ltd.	2,048,768	11,692
Totetsu Kogyo Co. Ltd.	359,830	11,684
SMS Co. Ltd.	328,416	11,672
Optex Group Co. Ltd.	181,966	11,653
NS Solutions Corp.	432,027	11,642
Daikyonishikawa Corp.	711,855	11,629
Ichigo Inc.	2,790,841	11,581
Hitachi Zosen Corp.	2,131,642	11,580
Okinawa Electric Power Co. Inc.	451,476	11,526
Kissei Pharmaceutical Co. Ltd.	407,315	11,504
V Technology Co. Ltd.	57,521	11,457
Japan Petroleum Exploration Co. Ltd.	414,111	11,452
Tokyo Steel Manufacturing Co. Ltd.	1,290,451	11,451
Nippon Steel & Sumikin Bussan Corp.	186,313	11,441
Shibuya Corp.	266,596	11,437
Nitta Corp.	270,289	11,435
Tokyo Broadcasting System Holdings Inc.	474,102	11,424
San-A Co. Ltd.	229,484	11,335
Hogy Medical Co. Ltd.	149,152	11,312
Macnica Fuji Electronics Holdings Inc.	407,278	11,294
Mirait Holdings Corp.	759,662	11,259
Okamoto Industries Inc.	989,345	11,206
Kanamoto Co. Ltd.	361,725	11,187
Hyakujushi Bank Ltd.	3,175,550	11,181

	Sumitomo Warehouse Co. Ltd.	1,488,528	11,098
	Nichicon Corp.	822,486	11,085
^	Tokyo Dome Corp.	1,158,833	11,071
	Meidensha Corp.	2,644,924	11,071
	ZERIA Pharmaceutical Co. Ltd.	551,495	11,042
	S Foods Inc.	252,964	11,036
*	Nippon Sheet Glass Co. Ltd.	1,216,159	11,017
	Token Corp.	94,884	10,922
	Komeri Co. Ltd.	378,461	10,916
	Seiko Holdings Corp.	378,827	10,909
	Kusuri no Aoki Holdings Co. Ltd.	207,962	10,905
	Wacom Co. Ltd.	1,882,769	10,892
	Nitto Boseki Co. Ltd.	359,131	10,806
	Yodogawa Steel Works Ltd.	347,630	10,781
^	Siix Corp.	235,682	10,709
	Sanken Electric Co. Ltd.	1,459,516	10,702
	Descente Ltd.	583,412	10,634
	Fuji Media Holdings Inc.	647,052	10,631
	Takara Bio Inc.	656,014	10,600
	Toho Zinc Co. Ltd.	173,562	10,575
	IBJ Leasing Co. Ltd.	400,834	10,540
	Starts Corp. Inc.	377,525	10,537
	Obara Group Inc.	152,355	10,535
	Bank of Okinawa Ltd.	260,180	10,500
	Fuji Soft Inc.	304,797	10,495
	Nojima Corp.	434,921	10,483
	Aida Engineering Ltd.	739,866	10,436
	Toshiba Plant Systems & Services Corp.	528,669	10,428
	EPS Holdings Inc.	428,451	10,414
^	Hitachi Kokusai Electric Inc.	363,730	10,384
	Tokyu Construction Co. Ltd.	948,252	10,314
	Yokogawa Bridge Holdings Corp.	399,241	10,283
*,^	Japan Display Inc.	4,721,164	10,274
	Kato Sangyo Co. Ltd.	286,901	10,270
	Futaba Corp.	459,265	10,239
	Saizeriya Co. Ltd.	337,619	10,239
	Daiwabo Holdings Co. Ltd.	228,984	10,208
	Nisshin Steel Co. Ltd.	604,727	10,196
	Kintetsu World Express Inc.	461,665	10,186
	Yamazen Corp.	835,208	10,179
	Shinmaywa Industries Ltd.	1,057,471	10,174
	Ryobi Ltd.	339,823	10,149
^	Royal Holdings Co. Ltd.	368,221	10,076
	NSD Co. Ltd.	476,494	10,075
	Idec Corp.	343,821	10,063
	Arcs Co. Ltd.	432,201	10,040
	Kitz Corp.	1,159,912	10,038
	As One Corp.	155,158	10,002
	Nippon Flour Mills Co. Ltd.	644,737	10,001
^	UACJ Corp.	368,132	9,932
	Sushiro Global Holdings Ltd.	248,481	9,909
	Zenrin Co. Ltd.	287,503	9,892
	Nissin Kogyo Co. Ltd.	522,677	9,865
	Senko Group Holdings Co. Ltd.	1,370,390	9,858
	Japan Material Co. Ltd.	248,888	9,789
	Furukawa Co. Ltd.	429,253	9,780
	Japan Aviation Electronics Industry Ltd.	580,954	9,766

Toridoll Holdings Corp.	278,300	9,765
Toshiba TEC Corp.	1,606,310	9,763
Funai Soken Holdings Inc.	410,244	9,755
Takara Standard Co. Ltd.	585,819	9,697
San-Ai Oil Co. Ltd.	661,258	9,659
Nikkiso Co. Ltd.	805,680	9,557
^ Benefit One Inc.	378,140	9,555
Transcosmos Inc.	358,523	9,535
^ ASKUL Corp.	285,126	9,532
DTS Corp.	258,594	9,462
Shindengen Electric Manufacturing Co. Ltd.	101,736	9,423
Infomart Corp.	1,326,584	9,393
Chudenko Corp.	322,718	9,365
Sato Holdings Corp.	289,607	9,351
MOS Food Services Inc.	306,314	9,303
Maruwa Co. Ltd.	103,781	9,295
Piolax Inc.	308,512	9,255
TOMONY Holdings Inc.	1,867,292	9,249
Tokyo TY Financial Group Inc.	333,744	9,236
Nippon Densetsu Kogyo Co. Ltd.	418,762	9,217
Tsugami Corp.	614,618	9,187
Monex Group Inc.	2,469,282	9,181
Toei Co. Ltd.	89,132	9,180
JCR Pharmaceuticals Co. Ltd.	182,467	9,171
Nichi-iko Pharmaceutical Co. Ltd.	586,095	9,168
^ Ichibanya Co. Ltd.	222,976	9,164
Sanyo Denki Co. Ltd.	114,541	9,156
Sakata INX Corp.	538,594	9,131
Mani Inc.	257,295	9,104
Star Micronics Co. Ltd.	432,657	9,092
Atom Corp.	1,031,543	9,076
^ JINS Inc.	197,470	9,036
Noritake Co. Ltd.	168,760	9,021
Morita Holdings Corp.	492,184	9,021
Earth Chemical Co. Ltd.	172,124	8,989
Nisshin Oillio Group Ltd.	296,310	8,944
Eiken Chemical Co. Ltd.	201,272	8,930
Menicon Co. Ltd.	294,508	8,886
Kohnan Shoji Co. Ltd.	351,323	8,851
Doutor Nichires Holdings Co. Ltd.	372,529	8,850
Koa Corp.	361,931	8,806
NEC Networks & System Integration Corp.	328,305	8,797
Japan Wool Textile Co. Ltd.	812,900	8,772
Pacific Industrial Co. Ltd.	575,608	8,759
* Ishihara Sangyo Kaisha Ltd.	460,861	8,738
Unizo Holdings Co. Ltd.	302,408	8,719
Hiday Hidaka Corp.	274,925	8,715
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	177,061	8,702
Aeon Delight Co. Ltd.	236,886	8,661
Heiwa Real Estate Co. Ltd.	438,465	8,646
KOMEDA Holdings Co. Ltd.	448,942	8,626
Musashi Seimitsu Industry Co. Ltd.	269,698	8,626
^ Megachips Corp.	226,583	8,615
Noritz Corp.	435,159	8,605
Kurabo Industries Ltd.	2,644,955	8,577
Dexerials Corp.	614,720	8,574
Tocalo Co. Ltd.	170,061	8,542

*,^	euglena Co. Ltd.	873,392	8,531
	Saibu Gas Co. Ltd.	324,887	8,530
	Kumiai Chemical Industry Co. Ltd.	1,312,472	8,503
	Asahi Diamond Industrial Co. Ltd.	686,040	8,475
	Foster Electric Co. Ltd.	286,097	8,474
	Inabata & Co. Ltd.	556,202	8,454
	Dip Corp.	264,794	8,454
	Nissan Shatai Co. Ltd.	799,891	8,448
^	Fuji Kyuko Co. Ltd.	283,145	8,393
	Bank of Iwate Ltd.	204,776	8,379
	Daikyo Inc.	393,985	8,352
	Yamanashi Chuo Bank Ltd.	1,960,716	8,326
	Heiwado Co. Ltd.	380,038	8,323
^	Bank of Nagoya Ltd.	215,081	8,292
	Aomori Bank Ltd.	250,190	8,269
	Mitsui Sugar Co. Ltd.	193,971	8,266
	Justsystems Corp.	426,158	8,253
	Kameda Seika Co. Ltd.	168,413	8,167
	Nippon Signal Company Ltd.	773,879	8,154
	Toho Bank Ltd.	2,248,474	8,148
	Jaccs Co. Ltd.	315,516	8,138
	Geo Holdings Corp.	397,636	8,097
	Gree Inc.	1,244,410	8,093
^	Yamagata Bank Ltd.	365,542	8,045
^	Tokyotokeiba Co. Ltd.	197,170	8,021
	Koshidaka Holdings Co. Ltd.	144,216	8,002
	Asahi Holdings Inc.	400,942	7,960
	TSI Holdings Co. Ltd.	1,121,416	7,956
	Sekisui Jushi Corp.	346,929	7,919
	Showa Corp.	627,528	7,894
	Nagaileben Co. Ltd.	306,917	7,881
	Milbon Co. Ltd.	237,114	7,878
*,^	Macromill Inc.	309,183	7,876
	Shikoku Chemicals Corp.	472,156	7,874
	SKY Perfect JSAT Holdings Inc.	1,660,631	7,867
	Adastria Co. Ltd.	367,625	7,855
*	Pioneer Corp.	3,678,659	7,849
	Systena Corp.	226,780	7,828
	Sanyo Special Steel Co. Ltd.	306,703	7,786
	Showa Sangyo Co. Ltd.	300,714	7,775
	Marusan Securities Co. Ltd.	794,171	7,770
	Nishimatsuya Chain Co. Ltd.	659,320	7,764
	Arata Corp.	149,551	7,747
	Kura Corp.	126,445	7,674
	Seikagaku Corp.	490,678	7,666
	Sintokogio Ltd.	595,022	7,660
	Komori Corp.	575,113	7,651
	Daibiru Corp.	604,425	7,643
	Modec Inc.	274,091	7,615
	Sinfonia Technology Co. Ltd.	1,765,606	7,593
	Tamura Corp.	956,353	7,591
	Chiyoda Co. Ltd.	305,113	7,571
	Sodick Co. Ltd.	538,286	7,525
	United Super Markets Holdings Inc.	739,525	7,506
	Belluna Co. Ltd.	608,823	7,495
	Kadokawa Dwango Corp.	593,155	7,484
	Oita Bank Ltd.	189,071	7,460

Joshin Denki Co. Ltd.	229,886	7,447
Sanyo Chemical Industries Ltd.	140,248	7,432
Juki Corp.	387,637	7,394
Futaba Industrial Co. Ltd.	766,771	7,363
Topy Industries Ltd.	224,982	7,344
Fujimori Kogyo Co. Ltd.	203,070	7,301
Internet Initiative Japan Inc.	335,427	7,300
DyDo Group Holdings Inc.	125,941	7,207
Shikoku Bank Ltd.	474,364	7,206
Shinko Electric Industries Co. Ltd.	844,596	7,184
Kanto Denka Kogyo Co. Ltd.	605,513	7,148
TOC Co. Ltd.	826,208	7,139
BML Inc.	264,197	7,126
YAMABIKO Corp.	431,953	7,126
Konoike Transport Co. Ltd.	389,341	7,104
Miroku Jyoho Service Co. Ltd.	231,788	7,104
Press Kogyo Co. Ltd.	1,116,307	7,103
Chubu Shiryo Co. Ltd.	329,171	7,096
Nippon Ceramic Co. Ltd.	248,490	7,011
^ Matsuya Co. Ltd.	490,781	6,999
Ichikoh Industries Ltd.	744,256	6,988
Oiles Corp.	335,409	6,986
^ Nippon Denko Co. Ltd.	1,478,224	6,952
ESPEC Corp.	246,488	6,927
* Sanden Holdings Corp.	316,909	6,927
Create SD Holdings Co. Ltd.	284,501	6,923
Nissei ASB Machine Co. Ltd.	104,837	6,908
Fuso Chemical Co. Ltd.	239,760	6,905
JCU Corp.	143,230	6,898
Prestige International Inc.	524,497	6,885
Nippon Thompson Co. Ltd.	874,306	6,878
Belc Co. Ltd.	118,642	6,839
TKC Corp.	187,168	6,837
^ Zojirushi Corp.	556,002	6,835
Nissin Electric Co. Ltd.	611,910	6,821
JVC Kenwood Corp.	1,759,325	6,818
Mitsuboshi Belting Ltd.	508,197	6,800
Nippon Chemi-Con Corp.	200,174	6,794
Sogo Medical Co. Ltd.	112,241	6,774
^ J Trust Co. Ltd.	979,957	6,760
Yuasa Trading Co. Ltd.	188,574	6,750
Max Co. Ltd.	483,182	6,748
Shoei Foods Corp.	165,179	6,740
Axial Retailing Inc.	163,837	6,714
Doshisha Co. Ltd.	284,803	6,694
AOKI Holdings Inc.	440,977	6,687
Iino Kaiun Kaisha Ltd.	1,167,805	6,661
Kyokuto Kaihatsu Kogyo Co. Ltd.	380,038	6,653
^ OSAKA Titanium Technologies Co. Ltd.	255,086	6,651
Mizuno Corp.	228,085	6,644
Hamakyorex Co. Ltd.	190,171	6,575
Aichi Bank Ltd.	128,341	6,562
^ Riso Kagaku Corp.	347,217	6,558
* DA Consortium Holdings Inc.	297,595	6,557
Shizuoka Gas Co. Ltd.	749,562	6,551
Tachi-S Co. Ltd.	358,429	6,532
NichiiGakkan Co. Ltd.	505,080	6,513

	Create Restaurants Holdings Inc.	586,642	6,505
	Japan Securities Finance Co. Ltd.	1,084,619	6,499
	Wakita & Co. Ltd.	523,401	6,492
	Eagle Industry Co. Ltd.	326,624	6,486
^	Noritsu Koki Co. Ltd.	258,195	6,484
	Relia Inc.	533,494	6,473
	Plenus Co. Ltd.	329,610	6,462
*	Toa Corp.	235,482	6,451
	Fukui Bank Ltd.	264,104	6,434
	kabu.com Securities Co. Ltd.	1,788,171	6,430
	TV Asahi Holdings Corp.	310,729	6,426
	Fukushima Industries Corp.	142,252	6,402
	Kisoji Co. Ltd.	259,200	6,381
	Raito Kogyo Co. Ltd.	562,012	6,381
	KLab Inc.	367,436	6,368
	Riken Corp.	112,140	6,364
	Mitsuba Corp.	449,361	6,363
^	W-Scope Corp.	321,217	6,344
	T-Gaia Corp.	254,996	6,337
^	Istyle Inc.	627,224	6,334
^	LIFULL Co. Ltd.	741,261	6,321
	Chugoku Marine Paints Ltd.	722,364	6,299
	Toyo Tanso Co. Ltd.	181,765	6,295
	Ringer Hut Co. Ltd.	279,902	6,267
	Bunka Shutter Co. Ltd.	678,152	6,263
	Ricoh Leasing Co. Ltd.	169,963	6,248
	Ichiyoshi Securities Co. Ltd.	481,962	6,242
	Tosho Co. Ltd.	185,469	6,238
	Bank of the Ryukyus Ltd.	398,858	6,226
*,^	Pacific Metals Co. Ltd.	189,167	6,221
^	Toho Titanium Co. Ltd.	437,750	6,208
*,^	M&A Capital Partners Co. Ltd.	79,106	6,194
	Avex Inc.	414,345	6,189
	Kenko Mayonnaise Co. Ltd.	168,862	6,188
	Tokai Corp.	252,482	6,156
	Kaga Electronics Co. Ltd.	223,282	6,156
	Nippon Carbon Co. Ltd.	128,046	6,155
	Vector Inc.	307,406	6,150
	Ohsho Food Service Corp.	131,150	6,143
	Miyazaki Bank Ltd.	188,969	6,126
^	Mitsui High-Tec Inc.	315,212	6,118
	Hosokawa Micron Corp.	83,829	6,116
^	CMK Corp.	620,219	6,096
	Towa Pharmaceutical Co. Ltd.	108,040	6,093
	Sanki Engineering Co. Ltd.	535,606	6,070
	Life Corp.	234,890	6,053
	Canon Electronics Inc.	231,784	6,038
	Marudai Food Co. Ltd.	1,321,517	6,033
	Towa Bank Ltd.	435,253	6,020
	Teikoku Sen-I Co. Ltd.	275,797	6,014
	FULLCAST Holdings Co. Ltd.	254,151	6,002
	Bando Chemical Industries Ltd.	505,397	5,995
^	YA-MAN Ltd.	358,540	5,990
	Nishio Rent All Co. Ltd.	183,667	5,952
	Fujicco Co. Ltd.	276,699	5,949
^	VT Holdings Co. Ltd.	1,070,006	5,910
	Nitto Kogyo Corp.	343,923	5,908

Bell System24 Holdings Inc.	409,252	5,904
Hokuetsu Bank Ltd.	256,101	5,892
Qol Co. Ltd.	295,874	5,885
^ Investors Cloud Co. Ltd.	377,510	5,878
Toppan Forms Co. Ltd.	519,720	5,868
Fujimi Inc.	244,490	5,856
Sanshin Electronics Co. Ltd.	309,517	5,846
Aichi Steel Corp.	141,453	5,821
Anicom Holdings Inc.	186,666	5,793
Nippon Koei Co. Ltd.	175,065	5,788
Konishi Co. Ltd.	316,520	5,779
Elecom Co. Ltd.	241,689	5,773
Xebio Holdings Co. Ltd.	270,102	5,759
Yondoshi Holdings Inc.	223,382	5,743
Hibiya Engineering Ltd.	274,905	5,713
Sumitomo Seika Chemicals Co. Ltd.	109,241	5,703
^ Osaka Soda Co. Ltd.	220,281	5,672
Nippon Valqua Industries Ltd.	185,369	5,635
Shin-Etsu Polymer Co. Ltd.	464,968	5,610
Nittetsu Mining Co. Ltd.	77,028	5,549
Jeol Ltd.	921,351	5,545
* Unitika Ltd.	758,357	5,544
Broadleaf Co. Ltd.	537,887	5,519
Trancom Co. Ltd.	73,928	5,507
Akita Bank Ltd.	194,176	5,499
Sakai Chemical Industry Co. Ltd.	195,772	5,499
Takasago International Corp.	175,558	5,435
Yellow Hat Ltd.	178,967	5,409
Nippon Yakin Kogyo Co. Ltd.	1,892,266	5,390
Itochu Enex Co. Ltd.	575,112	5,387
Sakai Moving Service Co. Ltd.	112,141	5,375
OBIC Business Consultants Co. Ltd.	94,792	5,367
G-Tekt Corp.	262,496	5,359
T Hasegawa Co. Ltd.	257,101	5,343
Takara Leben Co. Ltd.	1,192,488	5,339
Toyo Construction Co. Ltd.	928,930	5,322
Tsukishima Kikai Co. Ltd.	407,963	5,299
Takamatsu Construction Group Co. Ltd.	184,671	5,264
* Intage Holdings Inc.	409,022	5,231
Fujibo Holdings Inc.	139,851	5,208
Tochigi Bank Ltd.	1,237,258	5,161
^ COLOPL Inc.	587,187	5,142
Yorozu Corp.	237,087	5,126
Yokohama Reito Co. Ltd.	499,373	5,124
Daiho Corp.	977,376	5,123
Union Tool Co.	129,644	5,120
Nohmi Bosai Ltd.	276,200	5,116
Pressance Corp.	355,837	5,110
Giken Ltd.	182,163	5,102
Riken Keiki Co. Ltd.	226,280	5,101
Clarion Co. Ltd.	1,385,475	5,093
Maeda Kosen Co. Ltd.	270,900	5,084
Shinko Plantech Co. Ltd.	490,977	5,083
^ Chofu Seisakusho Co. Ltd.	217,389	5,079
Kasai Kogyo Co. Ltd.	314,517	5,066
Tanseisha Co. Ltd.	449,051	5,059
^ Kyoei Steel Ltd.	276,898	5,050

Arcland Sakamoto Co. Ltd.	292,420	5,045
^ Link And Motivation Inc.	578,288	5,031
Enplas Corp.	133,249	5,024
Taihei Dengyo Kaisha Ltd.	194,270	5,023
Aisan Industry Co. Ltd.	413,649	4,993
^ PIA Corp.	75,624	4,980
Sumida Corp.	262,608	4,977
Sanyo Electric Railway Co. Ltd.	195,296	4,976
Sumitomo Riko Co. Ltd.	468,867	4,957
Ehime Bank Ltd.	392,658	4,949
Dai Nippon Toryo Co. Ltd.	307,914	4,920
Mitsubishi Shokuhin Co. Ltd.	164,759	4,912
^ Pasona Group Inc.	226,980	4,902
Fuji Co. Ltd.	231,684	4,895
Okabe Co. Ltd.	472,689	4,868
Japan Pulp & Paper Co. Ltd.	124,851	4,859
Ryoyo Electro Corp.	272,694	4,840
JSP Corp.	144,952	4,837
^ Minato Bank Ltd.	254,196	4,826
Micronics Japan Co. Ltd.	429,353	4,825
Eighteenth Bank Ltd.	1,765,690	4,824
ASKA Pharmaceutical Co. Ltd.	248,796	4,822
Daido Metal Co. Ltd.	459,266	4,812
^ IDOM Inc.	687,847	4,811
Sinko Industries Ltd.	246,891	4,811
Daiken Corp.	183,065	4,805
Tsukui Corp.	606,716	4,781
St. Marc Holdings Co. Ltd.	168,366	4,776
Kato Works Co. Ltd.	150,550	4,774
Kyokuyo Co. Ltd.	125,643	4,770
Anest Iwata Corp.	404,650	4,731
MCJ Co. Ltd.	415,727	4,720
Iseki & Co. Ltd.	181,232	4,719
Tamron Co. Ltd.	213,573	4,716
Arakawa Chemical Industries Ltd.	229,678	4,710
Pack Corp.	135,754	4,682
Hokuto Corp.	252,795	4,674
Shinko Shoji Co. Ltd.	239,785	4,661
Goldcrest Co. Ltd.	207,294	4,596
Achilles Corp.	214,770	4,569
Inageya Co. Ltd.	270,188	4,547
Tekken Corp.	150,558	4,546
Digital Arts Inc.	121,744	4,530
Alpen Co. Ltd.	195,372	4,522
Toyo Kanetsu KK	112,840	4,470
Rock Field Co. Ltd.	223,788	4,466
Tsurumi Manufacturing Co. Ltd.	232,296	4,436
F@N Communications Inc.	540,697	4,389
Cosel Co. Ltd.	257,303	4,353
Kanematsu Electronics Ltd.	146,555	4,338
Nissei Build Kogyo Co. Ltd.	342,114	4,323
Neturen Co. Ltd.	396,960	4,310
Namura Shipbuilding Co. Ltd.	631,954	4,303
Tosei Corp.	346,627	4,285
PAL GROUP Holdings Co. Ltd.	149,749	4,284
CONEXIO Corp.	192,576	4,280
Sekisui Plastics Co. Ltd.	335,818	4,271

^ Starzen Co. Ltd.	84,034	4,266
Sankyo Tateyama Inc.	303,123	4,264
Nichiden Corp.	209,660	4,259
Yakuodo Co. Ltd.	138,872	4,258
Roland DG Corp.	144,154	4,244
LEC Inc.	149,375	4,243
* Hochiki Corp.	190,200	4,233
Aeon Fantasy Co. Ltd.	83,730	4,215
* Mitsui-Soko Holdings Co. Ltd.	1,243,500	4,210
Dai-Dan Co. Ltd.	171,065	4,208
Tonami Holdings Co. Ltd.	82,631	4,201
^ Yushin Precision Equipment Co. Ltd.	124,148	4,184
Gurunavi Inc.	334,216	4,180
Tokushu Tokai Paper Co. Ltd.	108,740	4,177
^ Kansai Urban Banking Corp.	320,220	4,169
Feed One Co. Ltd.	1,773,561	4,168
Kyokuto Securities Co. Ltd.	267,400	4,106
UKC Holdings Corp.	192,373	4,103
Kamei Corp.	250,504	4,089
Warabeya Nichiyo Holdings Co. Ltd.	158,861	4,080
OSJB Holdings Corp.	1,365,871	4,041
Toa Corp.	316,703	4,033
Torii Pharmaceutical Co. Ltd.	141,558	4,015
Meisei Industrial Co. Ltd.	555,516	4,005
Daiwa Industries Ltd.	331,523	3,980
Amuse Inc.	128,646	3,969
Kyosan Electric Manufacturing Co. Ltd.	556,217	3,959
Key Coffee Inc.	202,778	3,958
Daito Pharmaceutical Co. Ltd.	117,550	3,947
Osaki Electric Co. Ltd.	535,190	3,943
^ Hodogaya Chemical Co. Ltd.	71,627	3,941
JAC Recruitment Co. Ltd.	187,066	3,938
* Studio Alice Co. Ltd.	152,444	3,925
Sagami Chain Co. Ltd.	305,705	3,919
BRONCO BILLY Co. Ltd.	121,541	3,905
Seika Corp.	143,046	3,865
Wowow Inc.	123,351	3,858
^ eRex Co. Ltd.	388,808	3,847
Nitto Kohki Co. Ltd.	138,250	3,822
Denki Kogyo Co. Ltd.	134,254	3,812
Fukuda Corp.	62,824	3,781
^ Stella Chemifa Corp.	111,041	3,774
METAWATER Co. Ltd.	137,052	3,767
Melco Holdings Inc.	107,741	3,734
Arcland Service Holdings Co. Ltd.	164,264	3,723
Keihanshin Building Co. Ltd.	449,869	3,722
FIDEA Holdings Co. Ltd.	2,022,398	3,721
Jimoto Holdings Inc.	2,136,211	3,712
^ COOKPAD Inc.	630,350	3,689
J-Oil Mills Inc.	102,142	3,672
Bank of Saga Ltd.	155,956	3,635
CI Takiron Corp.	503,180	3,626
Happinet Corp.	197,466	3,623
Nissin Corp.	135,715	3,620
Mimasu Semiconductor Industry Co. Ltd.	172,766	3,591
Itoki Corp.	509,986	3,585
Nippon Beet Sugar Manufacturing Co. Ltd.	144,549	3,581

	AOI Electronics Co. Ltd.	67,651	3,547
	Mitsubishi Steel Manufacturing Co. Ltd.	137,253	3,545
	Nippon Road Co. Ltd.	64,126	3,544
*,^	Kintetsu Department Store Co. Ltd.	97,742	3,535
^	Uchida Yoko Co. Ltd.	114,241	3,534
	Hioki EE Corp.	109,241	3,532
	Chiyoda Integre Co. Ltd.	146,954	3,522
	Ines Corp.	333,312	3,512
	Information Services International-Dentsu Ltd.	140,354	3,508
	Daiichi Jitsugyo Co. Ltd.	114,443	3,488
	Rokko Butter Co. Ltd.	135,556	3,477
	Mitsubishi Logisnext Co. Ltd.	362,039	3,469
	Fuji Oil Co. Ltd.	663,506	3,468
	Matsuya Foods Co. Ltd.	95,137	3,450
	Maruzen Showa Unyu Co. Ltd.	739,306	3,450
	Nihon Nohyaku Co. Ltd.	584,919	3,441
	Riken Technos Corp.	602,207	3,432
	Sumitomo Densetsu Co. Ltd.	161,865	3,412
	Tatsuta Electric Wire and Cable Co. Ltd.	460,656	3,410
	SMK Corp.	769,260	3,402
	Nagatanien Holdings Co. Ltd.	247,104	3,401
	Itochu-Shokuhin Co. Ltd.	56,724	3,396
	Cawachi Ltd.	139,154	3,390
	Vital KSK Holdings Inc.	382,358	3,385
^	Katakura Industries Co. Ltd.	260,199	3,379
^	Yonex Co. Ltd.	483,672	3,363
	Michinoku Bank Ltd.	199,174	3,354
	Tenma Corp.	167,666	3,353
	Oyo Corp.	250,898	3,352
	Nippon Parking Development Co. Ltd.	1,895,090	3,351
^	Marvelous Inc.	369,131	3,335
	Mito Securities Co. Ltd.	818,991	3,324
	Kobe Bussan Co. Ltd.	79,625	3,296
	Koatsu Gas Kogyo Co. Ltd.	390,127	3,296
^	Sun Frontier Fudousan Co. Ltd.	259,696	3,283
^	Nihon Trim Co. Ltd.	57,321	3,280
	Fuji Pharma Co. Ltd.	87,135	3,279
	Gakken Holdings Co. Ltd.	57,222	3,278
	Komatsu Seiren Co. Ltd.	395,257	3,271
	Shinwa Co. Ltd.	139,651	3,264
	Kyodo Printing Co. Ltd.	102,335	3,249
	Nippon Kanzai Co. Ltd.	174,275	3,244
	Riken Vitamin Co. Ltd.	83,336	3,237
^	Daisan Bank Ltd.	205,281	3,236
^	KAWADA TECHNOLOGIES Inc.	57,344	3,226
	Hakuto Co. Ltd.	178,955	3,223
^	Keiyo Co. Ltd.	521,386	3,222
	SRA Holdings	90,132	3,220
	T RAD Co. Ltd.	92,229	3,219
^	Jamco Corp.	125,445	3,210
	Kurimoto Ltd.	140,055	3,210
	Tsukuba Bank Ltd.	858,056	3,207
^	Toyo Engineering Corp.	262,290	3,198
	Denyo Co. Ltd.	189,171	3,191
	Yurtec Corp.	391,149	3,186
	KFC Holdings Japan Ltd.	172,166	3,168
	PC Depot Corp.	431,550	3,159

	Okuwa Co. Ltd.	303,123	3,157
*	Kappa Create Co. Ltd.	275,407	3,153
	Fudo Tetra Corp.	1,837,384	3,138
	Okura Industrial Co. Ltd.	511,179	3,112
^	Fujiya Co. Ltd.	132,949	3,108
*,^	Rorze Corp.	123,629	3,095
	Ministop Co. Ltd.	147,656	3,093
	ST Corp.	134,951	3,083
	Teikoku Electric Manufacturing Co. Ltd.	224,382	3,082
	Meiko Network Japan Co. Ltd.	252,685	3,072
	GCA Corp.	292,733	3,063
	Chiba Kogyo Bank Ltd.	618,223	3,053
	NS United Kaiun Kaisha Ltd.	121,545	3,004
	Kitagawa Iron Works Co. Ltd.	104,636	2,986
	Toyo Kohan Co. Ltd.	573,422	2,954
	Ryoden Corp.	167,560	2,951
	WATAMI Co. Ltd.	197,882	2,925
	Ateam Inc.	115,643	2,909
	Icom Inc.	120,545	2,861
	Mie Bank Ltd.	128,050	2,841
^	Tokyo Individualized Educational Institute Inc.	267,544	2,817
	Onoken Co. Ltd.	157,570	2,815
	Mitani Sekisan Co. Ltd.	120,550	2,814
^	Fujita Kanko Inc.	89,134	2,808
	Central Sports Co. Ltd.	73,599	2,797
	Kanaden Corp.	203,884	2,789
^	Hito Communications Inc.	139,047	2,788
	Osaka Steel Co. Ltd.	133,052	2,787
	Zuken Inc.	164,765	2,780
	Shinnihon Corp.	293,318	2,776
	ASAHI YUKIZAI Corp.	148,456	2,772
	Shimizu Bank Ltd.	92,437	2,760
	Yomiuri Land Co. Ltd.	61,418	2,760
	Toyo Securities Co. Ltd.	856,318	2,753
	Mie Kotsu Group Holdings Inc.	619,264	2,739
	Organo Corp.	82,806	2,737
	Mitsubishi Research Institute Inc.	80,629	2,736
	Chukyo Bank Ltd.	127,055	2,704
*,^	Akebono Brake Industry Co. Ltd.	913,549	2,694
	Future Corp.	248,184	2,687
	Corona Corp. Class A	211,160	2,672
	Taiho Kogyo Co. Ltd.	174,565	2,654
	Nihon Chouzai Co. Ltd.	83,931	2,652
	Advan Co. Ltd.	266,813	2,647
	Sinanen Holdings Co. Ltd.	110,040	2,624
	Dai-ichi Seiko Co. Ltd.	92,934	2,622
	Daikokutenbussan Co. Ltd.	56,323	2,621
	Yahagi Construction Co. Ltd.	310,114	2,616
	Torishima Pump Manufacturing Co. Ltd.	255,399	2,604
	Sanyo Shokai Ltd.	132,351	2,574
*	SWCC Showa Holdings Co. Ltd.	295,201	2,536
	Pronexus Inc.	187,469	2,530
	Wellnet Corp.	230,879	2,521
*,^	Japan Drilling Co. Ltd.	85,628	2,515
*	KNT-CT Holdings Co. Ltd.	155,651	2,511
	Tokyo Rope Manufacturing Co. Ltd.	148,756	2,508
*	Hirata Corp.	22,700	2,508

	Godo Steel Ltd.	121,442	2,499
	Hokkan Holdings Ltd.	636,225	2,494
	Fujitsu Frontech Ltd.	145,449	2,485
	Tokyo Energy & Systems Inc.	244,090	2,482
	Sanoh Industrial Co. Ltd.	310,502	2,477
	CMIC Holdings Co. Ltd.	129,242	2,474
	Chuetsu Pulp & Paper Co. Ltd.	134,441	2,473
	Aiphone Co. Ltd.	135,155	2,470
	Sac's Bar Holdings Inc.	221,184	2,466
	Toyo Corp.	267,505	2,441
	Tomoku Co. Ltd.	121,044	2,440
	Hisaka Works Ltd.	233,098	2,432
*,^	Senshukai Co. Ltd.	437,850	2,430
^	Misawa Homes Co. Ltd.	276,095	2,426
^	JP-Holdings Inc.	817,655	2,423
	Kita-Nippon Bank Ltd.	84,236	2,400
	Kanagawa Chuo Kotsu Co. Ltd.	70,830	2,398
^	Toho Co. Ltd.	98,841	2,372
	Fukui Computer Holdings Inc.	83,631	2,369
	Linical Co. Ltd.	161,849	2,368
	Japan Transcity Corp.	542,224	2,362
	K&O Energy Group Inc.	145,264	2,358
	Elematec Corp.	95,236	2,332
*,^	FDK Corp.	1,001,354	2,330
	Shibusawa Warehouse Co. Ltd.	125,244	2,312
	France Bed Holdings Co. Ltd.	241,702	2,308
^	Kansai Super Market Ltd.	209,227	2,307
	CHIMNEY Co. Ltd.	86,812	2,305
	Matsuda Sangyo Co. Ltd.	127,657	2,285
*	Mitsubishi Paper Mills Ltd.	347,531	2,274
	Krosaki Harima Corp.	53,619	2,270
	Daisyo Corp.	143,542	2,266
	Parco Co. Ltd.	159,371	2,254
	Asatsu-DK Inc.	67,245	2,248
	Nippon Coke & Engineering Co. Ltd.	1,878,578	2,244
^	Kourakuen Holdings Corp.	132,947	2,233
	Toenec Corp.	74,032	2,227
	Furuno Electric Co. Ltd.	293,811	2,214
*,^	U-Shin Ltd.	330,413	2,205
	Taisei Lamick Co. Ltd.	73,226	2,201
	Mars Engineering Corp.	98,642	2,193
	Gun-Ei Chemical Industry Co. Ltd.	59,723	2,163
*,^	Laox Co. Ltd.	376,835	2,150
	Halows Co. Ltd.	91,539	2,131
	Takaoka Toko Co. Ltd.	132,348	2,124
*,^	Nippon Sharyo Ltd.	715,311	2,115
	Kitano Construction Corp.	549,196	2,107
	Asunaro Aoki Construction Co. Ltd.	231,200	2,107
	Aichi Corp.	283,118	2,083
*,^	Medical Data Vision Co. Ltd.	99,164	2,081
	Mitsui Matsushima Co. Ltd.	148,016	2,079
	Fuso Pharmaceutical Industries Ltd.	79,933	2,078
^	Toda Kogyo Corp.	49,418	2,078
	Toli Corp.	516,105	2,072
	Weathernews Inc.	66,087	2,052
	Chori Co. Ltd.	109,948	1,979
^	Japan Cash Machine Co. Ltd.	179,775	1,951

	NDS Co. Ltd.	51,024	1,926
	Cleanup Corp.	239,970	1,915
^	Showa Aircraft Industry Co. Ltd.	142,450	1,901
	Artnature Inc.	265,894	1,897
	Mitsui Home Co. Ltd.	288,102	1,892
	Rhythm Watch Co. Ltd.	89,738	1,892
	Hokkaido Gas Co. Ltd.	692,253	1,890
^	MTI Ltd.	318,622	1,869
	Asahi Co. Ltd.	144,657	1,850
	Chugai Ro Co. Ltd.	73,929	1,838
	Atsugi Co. Ltd.	159,066	1,824
	Yushiro Chemical Industry Co. Ltd.	110,148	1,762
	Maezawa Kasei Industries Co. Ltd.	156,557	1,743
	Nihon Yamamura Glass Co. Ltd.	1,009,388	1,733
^	Funai Electric Co. Ltd.	227,668	1,732
	Tokyo Tekko Co. Ltd.	94,641	1,712
^	Tosho Printing Co. Ltd.	189,578	1,704
	Alpha Systems Inc.	73,333	1,699
	Maezawa Kyuso Industries Co. Ltd.	94,542	1,682
^	Honeys Holdings Co. Ltd.	160,990	1,670
	Fields Corp.	150,159	1,661
*	Pepper Food Service Co. Ltd.	37,000	1,635
^	Zuiko Corp.	47,618	1,632
	Sankyo Seiko Co. Ltd.	363,865	1,625
	Fujikura Kasei Co. Ltd.	249,310	1,597
	NEC Capital Solutions Ltd.	75,134	1,559
	Tsutsumi Jewelry Co. Ltd.	78,733	1,557
	Cybozu Inc.	289,312	1,556
	Tokyo Rakutenchi Co. Ltd.	29,511	1,543
	Tv Tokyo Holdings Corp.	67,090	1,531
*	LIXIL VIVA Corp.	81,117	1,490
	Tokyo Electron Device Ltd.	69,228	1,450
	Nakayama Steel Works Ltd.	202,771	1,386
	Nihon Dempa Kogyo Co. Ltd.	190,678	1,382
	Chuo Spring Co. Ltd.	40,418	1,372
	Airport Facilities Co. Ltd.	213,685	1,302
	Gecoss Corp.	112,150	1,279
	Daikoku Denki Co. Ltd.	76,232	1,242
	CAC Holdings Corp.	123,653	1,214
	Mitsubishi Kakoki Kaisha Ltd.	57,026	1,211
	Inaba Seisakusho Co. Ltd.	96,237	1,209
^	Toyo Denki Seizo KK	66,031	1,205
	Takihyo Co. Ltd.	56,024	1,193
	Daidoh Ltd.	275,300	1,176
*	Yamashin-Filter Corp.	89,200	1,168
	Srg Takamiya Co. Ltd.	184,684	1,139
*,^	Aplus Financial Co. Ltd.	1,075,942	1,137
	Paris Miki Holdings Inc.	244,604	1,136
	Shimojima Co. Ltd.	104,349	1,129
*	Shoei Co. Ltd.	23,600	1,084
*,^	Shin Nippon Biomedical Laboratories Ltd.	200,390	1,081
^	Right On Co. Ltd.	125,150	1,077
	Nippon Chemiphar Co. Ltd.	24,811	1,069
	Riso Kyoiku Co. Ltd.	134,200	1,031
	Sumitomo Precision Products Co. Ltd.	270,131	1,015
*,^	Yamada SxL Home Co. Ltd.	1,314,439	1,001
	Kinki Sharyo Co. Ltd.	32,016	907

Endo Lighting Corp.	66,300	829
* WDB Holdings Co. Ltd.	22,600	805
* Towa Corp.	37,300	796
^ Toa Oil Co. Ltd.	524,262	784
Tayca Corp.	23,000	705
Kojima Co. Ltd.	179,907	605
* Alconix Corp.	23,100	534
Mitsuuroko Group Holdings Co. Ltd.	69,970	516
* Maruwa Unyu Kikan Co. Ltd.	13,500	495
* Rheon Automatic Machinery Co. Ltd.	24,200	491
Computer Engineering & Consulting Ltd.	15,600	456
Monogatari Corp.	4,500	433
Trust Tech Inc.	14,000	409
* Nichiban Co. Ltd.	7,700	216
^ Kobelco Eco-Solutions Co. Ltd.	3,700	69
Nice Holdings Inc.	3,824	54
C Uyemura & Co. Ltd.	300	24
		60,362,615
Luxembourg (0.0%)
Tenaris SA ADR	189,482	6,632
* Tatung Co. Ltd. GDR	38,879	637
		7,269
Malaysia (0.7%)
Public Bank Bhd. (Local)	41,587,417	234,414
Tenaga Nasional Bhd.	53,898,279	217,967
Malayan Banking Bhd.	79,285,591	205,367
CIMB Group Holdings Bhd.	84,242,075	156,501
Axiata Group Bhd.	58,451,615	85,123
Petronas Chemicals Group Bhd.	38,055,220	79,324
Genting Bhd.	29,996,100	74,037
* Sime Darby Plantation Bhd.	47,136,139	66,512
DiGi.Com Bhd.	49,088,500	62,298
IHH Healthcare Bhd.	37,966,457	58,564
Maxis Bhd.	36,868,350	57,465
IOI Corp. Bhd.	44,047,386	52,935
Genting Malaysia Bhd.	37,137,400	52,464
Petronas Gas Bhd.	10,268,600	47,077
Kuala Lumpur Kepong Bhd.	6,478,553	41,922
Dialog Group Bhd.	60,898,844	39,935
Hong Leong Bank Bhd.	8,216,552	39,161
Gamuda Bhd.	29,186,700	38,307
Sime Darby Bhd.	47,026,417	36,866
MISC Bhd.	18,378,630	35,505
Press Metal Aluminium Holdings Bhd.	23,314,320	34,574
IJM Corp. Bhd.	41,133,520	32,583
PPB Group Bhd.	7,263,600	32,458
AMMB Holdings Bhd.	25,077,900	31,003
Hartalega Holdings Bhd.	9,633,880	29,218
Malaysia Airports Holdings Bhd.	12,291,900	28,520
Top Glove Corp. Bhd.	11,319,100	26,854
YTL Corp. Bhd.	62,520,525	24,522
Petronas Dagangan Bhd.	3,866,900	24,360
Telekom Malaysia Bhd.	15,223,100	24,013
AirAsia Bhd.	19,972,700	21,207
RHB Bank Bhd. (XKLS)	14,039,435	19,586
* Sime Darby Property Bhd.	47,026,417	19,063

	My EG Services Bhd.	29,173,950	18,692
3	Astro Malaysia Holdings Bhd.	26,212,600	17,470
	British American Tobacco Malaysia Bhd.	1,802,500	15,800
	Inari Amertron Bhd.	18,235,150	15,410
	Alliance Bank Malaysia Bhd.	13,539,900	15,030
	HAP Seng Consolidated Bhd.	5,905,089	14,720
*	UMW Holdings Bhd.	8,425,600	14,691
	Hong Leong Financial Group Bhd.	2,885,832	13,728
	Felda Global Ventures Holdings Bhd.	25,396,224	13,080
	Fraser & Neave Holdings Bhd.	1,715,599	12,828
	IOI Properties Group Bhd.	25,107,255	12,815
	Sapura Energy Bhd.	64,607,662	12,436
	Bursa Malaysia Bhd.	4,423,385	12,363
	YTL Power International Bhd.	37,456,827	12,005
	Genting Plantations Bhd.	4,565,400	11,729
	SP Setia Bhd Group	14,578,411	11,628
	Westports Holdings Bhd.	12,621,600	11,338
	KLCCP Stapled Group Bhd.	5,392,900	10,718
	QL Resources Bhd.	8,675,203	10,687
*,3	Lotte Chemical Titan Holding Bhd.	7,114,909	9,786
*	Bumi Armada Bhd.	44,786,587	9,666
	VS Industry Bhd.	11,427,100	8,934
	Sunway REIT	19,841,900	8,807
	Malaysian Resources Corp. Bhd.	27,924,700	8,565
	Kossan Rubber Industries Bhd.	3,812,400	8,469
	Malakoff Corp. Bhd.	33,972,200	8,275
	Sunway Bhd.	18,123,829	8,203
	TIME dotCom Bhd.	3,597,040	8,083
	IGB REIT	19,557,904	8,018
	DRB-Hicom Bhd.	11,214,000	7,467
	Cahya Mata Sarawak Bhd.	6,556,200	7,312
	Mah Sing Group Bhd.	19,504,107	7,175
	Malaysia Building Society Bhd.	23,179,894	6,945
	KPJ Healthcare Bhd.	27,566,760	6,851
	Yinson Holdings Bhd.	5,750,000	6,213
	MMC Corp. Bhd.	11,157,100	5,711
*	WCT Holdings Bhd.	13,868,794	5,548
	Unisem M Bhd.	7,142,700	5,524
	Berjaya Sports Toto Bhd.	9,478,887	5,495
	Pos Malaysia Bhd.	4,211,700	5,319
*	UEM Sunrise Bhd.	18,262,003	5,279
	Capitaland Malaysia Mall Trust	13,104,902	4,602
	Muhibbah Engineering M Bhd.	5,659,300	4,596
	Pavilion REIT	10,304,600	4,155
	Bermaz Auto Bhd.	7,133,040	4,097
*	UMW Oil & Gas Corp. Bhd.	48,748,739	4,043
	Syarikat Takaful Malaysia Bhd.	3,833,100	3,665
*	Eco World Development Group Bhd.	9,979,800	3,586
	Eastern & Oriental Bhd.	9,692,326	3,552
*	Berjaya Corp. Bhd.	38,124,714	3,325
	Supermax Corp. Bhd.	5,918,400	3,320
	Sunway Construction Group Bhd.	4,948,725	3,254
*	AirAsia X Bhd.	24,412,550	2,536
	Datasonic Group Bhd.	8,280,300	2,503
*	Mulpha International Bhd.	2,076,320	1,352
*	KNM Group Bhd.	19,913,225	1,271
	Scientex Bhd.	466,657	1,048

*	Malaysia Marine and Heavy Engineering Holdings Bhd.	4,166,671	848
	Coastal Contracts Bhd.	2,491,500	836
*	Dayang Enterprise Holdings Bhd.	3,729,900	772
*	UMW Oil & Gas Corp. Warrants Expire 09/30/2024	12,999,819	550
*	Puncak Niaga Holdings Bhd.	2,268,000	383
*	Sunway Bhd. Warrants Expire 12/31/2024	2,118,838	302
*	Malaysian Resources Corp. Bhd. Warrants Expire 12/31/2027	2,634,201	257
	TA Enterprise Bhd.	1,491,000	242
	OSK Holdings Bhd.	571,288	152
*,2	RHB Bank Bhd. (XKLS)	9,155,400	114
*	AirAsia X Bhd. Warrants Expire 06/08/2020	1,955,625	100
*	WCT Holdings Bhd. Warrants Expire 08/24/2020	1,594,005	100
*	OSK Holdings Bhd. Warrants Expire 07/22/2020	1,716,558	75
*	KPJ Healthcare Warrants Expire 01/23/2019	1,277,920	59
*	BIMB Holdings Bhd. Warrants Expire 12/04/2023	741,960	59
	Media Prima Bhd.	211,247	37
*	Eastern & Oriental Bhd Warrants Expire 07/21/2019	1,014,820	30
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	462,666	30
*	Malaysian Resources Corp. Bhd. Warrants Expire 09/16/2018	3,131,865	28
*	Mah Sing Group Warrants Expire 01/15/2026	895,021	23
*	KNM Group Bhd. Warrants Expire 04/21/2020	1,085,088	19
*	Mah Sing Group Bhd. Warrants Expire 03/18/2018	714,028	3
*	Puncak Niaga Holding Bhd. Warrants Expire 07/20/2018	111,300	2
			2,504,444
Malta (0.0%)
2	BGP Holdings PLC	17,449,685	—

Mexico (0.7%)
	America Movil SAB de CV	389,832,845	365,290
	Fomento Economico Mexicano SAB de CV	27,800,910	271,142
	Grupo Financiero Banorte SAB de CV	30,059,367	193,131
	Wal-Mart de Mexico SAB de CV	68,232,330	170,986
	Grupo Mexico SAB de CV Class B	44,225,703	156,783
*	Cemex SAB de CV	184,609,935	153,546
	Grupo Televisa SAB	32,984,324	136,497
	Grupo Bimbo SAB de CV Class A	31,822,836	77,626
	Fibra Uno Administracion SA de CV	41,713,926	65,647
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,704,440	52,634
	Grupo Financiero Inbursa SAB de CV	29,633,120	52,430
	Coca-Cola Femsa SAB de CV	6,624,573	50,635
	Alfa SAB de CV Class A	39,392,296	49,442
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,605,575	48,152
	Infraestructura Energetica Nova SAB de CV	8,067,556	42,051
	Industrias Penoles SAB de CV	1,645,732	38,142
	Mexichem SAB de CV	13,242,264	37,532
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santand Class B	22,665,889	35,682
	Arca Continental SAB de CV	4,742,237	34,410
	Gruma SAB de CV Class B	2,734,075	32,656
	Grupo Elektra SAB DE CV	829,036	29,951
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	2,780,404	28,501
*,^	Elis SA (XLON)	871,981	24,384
	Alsea SAB de CV	6,942,682	22,710
	Kimberly-Clark de Mexico SAB de CV Class A	11,269,185	21,162
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,054,834	20,695
	El Puerto de Liverpool SAB de CV	2,525,274	18,692
	Banregio Grupo Financiero SAB de CV	2,991,758	18,634

	Megacable Holdings SAB de CV	3,941,352	18,034
	Grupo Carso SAB de CV	4,405,035	16,525
	PLA Administradora Industrial S de RL de CV	9,181,162	14,024
*	Cemex SAB de CV ADR	1,656,994	13,736
	Gentera SAB de CV	15,148,187	13,731
	Bolsa Mexicana de Valores SAB de CV	6,477,298	12,397
	Macquarie Mexico Real Estate Management SA de CV	11,150,743	12,330
*	Telesites SAB de CV	15,639,004	11,739
	Grupo Lala SAB de CV	7,332,587	11,729
*	Genomma Lab Internacional SAB de CV Class B	10,635,939	11,686
*	Becle SAB de CV	5,819,187	10,587
	Industrias Bachoco SAB de CV Class B	1,962,127	10,084
	Corp Inmobiliaria Vesta SAB de CV	7,027,532	9,681
	Grupo Comercial Chedraui SA de CV	4,138,189	9,214
	Prologis Property Mexico SA de CV	4,096,832	7,444
*	Organizacion Soriana SAB de CV Class B	3,332,368	7,264
*	Industrias CH SAB de CV Class B	1,604,458	7,209
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	7,997,392	6,845
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,700	6,784
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	842,478	6,619
3	Nemak SAB de CV	7,811,170	6,522
	Alpek SAB de CV	4,454,624	6,429
*	Hoteles City Express SAB de CV	4,883,461	6,295
*	Grupo Aeromexico SAB de CV	3,902,157	6,191
	Grupo Herdez SAB de CV	2,633,371	6,180
*,3	Banco del Bajio SA	2,843,286	6,008
	Qualitas Controladora SAB de CV	2,381,251	5,949
	Rassini SAB de CV	1,415,367	5,797
*	La Comer SAB de CV	5,627,395	5,739
	Grupo Financiero Interacciones SA de CV	1,037,840	5,021
	Unifin Financiera SAB de CV SOFOM ENR	1,359,179	4,966
	Concentradora Fibra Danhos SA de CV	2,922,504	4,852
3	Concentradora Fibra Hotelera Mexicana SA de CV	7,330,503	4,388
*	Grupo GICSA SA de CV	7,083,369	4,027
	Credito Real SAB de CV SOFOM ER	2,968,344	3,987
*,3	Elementia SAB de CV	2,819,178	3,735
	Consorcio ARA SAB de CV	7,970,615	3,306
*	Grupo Simec SAB de CV Class B	937,584	3,239
	TV Azteca SAB de CV	17,559,083	3,170
	Grupo Rotoplas SAB de CV	1,636,263	2,652
*	Axtel SAB de CV	9,947,037	2,544
	OHL Mexico SAB de CV	899,411	1,529
*	Minera Frisco SAB de CV	619,226	409
			2,569,740
Netherlands (2.3%)
	Unilever NV	20,179,739	1,164,825
	ING Groep NV	51,177,121	1,004,883
	ASML Holding NV	4,136,971	838,729
	Koninklijke Philips NV	12,364,955	503,996
	Koninklijke Ahold Delhaize NV	16,762,111	374,468
	Heineken NV	3,079,921	346,152
	Unibail-Rodamco SE	1,309,653	335,777
	Akzo Nobel NV	3,307,584	309,567
*	ArcelorMittal	7,919,854	286,838
	RELX NV (XAMS)	11,528,857	255,291
	Koninklijke DSM NV	2,293,001	237,081
	NN Group NV	4,406,680	207,841

	Wolters Kluwer NV	3,573,960	189,172
3	ABN AMRO Group NV	5,422,526	183,543
	Aegon NV (XAMS)	22,901,603	156,499
	Heineken Holding NV	1,376,413	146,018
	Koninklijke KPN NV	39,641,206	138,914
	Randstad Holding NV	1,439,936	101,645
	ASR Nederland NV	1,866,783	81,543
*,^	Altice NV Class A	7,350,827	78,832
	Aalberts Industries NV	1,253,661	68,449
	Gemalto NV	1,077,769	66,482
*	Galapagos NV	537,132	63,790
3	Philips Lighting NV	1,249,731	49,140
	IMCD Group NV	685,041	45,761
	ASM International NV	607,565	43,724
	SBM Offshore NV	2,313,099	43,201
	Boskalis Westminster	1,080,693	43,124
	APERAM SA	699,116	41,577
	BE Semiconductor Industries NV	424,178	40,822
	Koninklijke Vopak NV	870,098	39,277
	TKH Group NV	556,464	36,993
*	OCI NV	1,262,492	32,051
	PostNL NV	5,631,882	28,079
	Eurocommercial Properties NV	591,502	27,904
	Wereldhave NV	552,107	27,427
	Corbion NV	788,090	25,764
3	Refresco Group NV	952,531	23,506
	Arcadis NV	939,373	21,314
*	Rhi Magnesita NV (XWBO)	308,301	19,926
*	TomTom NV	1,668,167	18,162
^	Koninklijke BAM Groep NV	3,243,522	15,856
	Wessanen	697,171	14,979
*	Fugro NV	856,505	14,279
3	GrandVision NV	606,363	14,122
3	Intertrust NV	764,566	14,019
*	Altice NV Class B	1,207,171	12,950
	Vastned Retail NV	224,931	11,345
*,3	Takeaway.com NV	156,043	9,450
	Accell Group	317,655	9,190
3	Flow Traders	366,852	9,171
*,3	Basic-Fit NV	316,970	8,610
	NSI NV	194,033	8,566
	Koninklijke Volkerwessels NV	225,087	6,678
*	ForFarmers NV	494,062	6,212
	Brunel International NV	242,656	4,750
^	BinckBank NV	751,294	4,066
	Aegon NV (XNYS)	237,315	1,611
	AMG Advanced Metallurgical Group NV	21,295	1,139
*,^,2 SRH NV		672,039	—
			7,915,080
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,484,367	73,389
	Spark New Zealand Ltd.	24,884,083	65,824
*	a2 Milk Co. Ltd.	9,501,550	64,648
	Auckland International Airport Ltd.	12,705,460	62,599
	Fletcher Building Ltd. (XNZE)	8,892,962	51,302
	Ryman Healthcare Ltd.	5,554,184	44,848
	Contact Energy Ltd.	9,682,664	39,882

	Meridian Energy Ltd.	15,498,060	33,124
*	Xero Ltd.	1,241,513	31,044
	Z Energy Ltd.	4,756,143	26,781
	SKYCITY Entertainment Group Ltd.	8,761,454	26,749
	Mercury NZ Ltd.	8,501,880	21,580
	Mainfreight Ltd.	991,647	18,823
	Kiwi Property Group Ltd.	17,452,573	17,772
	Trade Me Group Ltd.	5,141,658	17,088
	Chorus Ltd.	5,422,347	16,461
	Air New Zealand Ltd.	6,643,232	15,061
	EBOS Group Ltd.	1,083,303	14,660
	Goodman Property Trust	12,532,049	12,564
	Genesis Energy Ltd.	6,433,121	11,795
	Summerset Group Holdings Ltd.	2,777,601	11,768
	Infratil Ltd.	4,858,493	11,619
	Freightways Ltd.	1,860,092	10,959
	Precinct Properties New Zealand Ltd.	10,598,171	10,311
	SKY Network Television Ltd.	4,805,134	10,310
	Metlifecare Ltd.	1,952,571	8,916
	Argosy Property Ltd.	10,747,597	8,479
	Heartland Bank Ltd.	4,948,684	7,542
	Vital Healthcare Property Trust	4,442,605	7,120
	Kathmandu Holdings Ltd.	2,367,329	4,237
	New Zealand Refining Co. Ltd.	1,832,727	3,378
*,^	TOWER Ltd.	2,059,827	1,000
	Warehouse Group Ltd.	226,636	344
			761,977
Norway (0.5%)
	Statoil ASA	12,817,512	300,331
	DNB ASA	14,208,396	288,789
	Telenor ASA	8,955,803	209,384
	Norsk Hydro ASA	17,569,644	127,931
	Yara International ASA	2,306,595	110,949
	Orkla ASA	10,320,892	107,401
	Marine Harvest ASA	5,325,459	92,214
	Subsea 7 SA	3,459,658	53,888
	Storebrand ASA	5,995,968	53,672
	Gjensidige Forsikring ASA	2,195,579	41,419
	Aker BP ASA	1,353,819	39,177
	Schibsted ASA Class B	1,175,123	35,506
	TGS NOPEC Geophysical Co. ASA	1,352,898	33,988
	Schibsted ASA Class A	1,042,670	33,558
	Tomra Systems ASA	1,489,243	25,224
	SpareBank 1 SR-Bank ASA	1,880,641	22,448
*	Norwegian Finans Holding ASA	1,879,788	21,463
	Bakkafrost P/F	526,499	21,456
3	Entra ASA	1,328,498	20,079
	SpareBank 1 SMN	1,714,638	19,464
	Salmar ASA	688,526	18,721
	Aker ASA	315,231	18,064
	Atea ASA	1,145,398	17,731
	Leroy Seafood Group ASA	3,439,411	17,516
3	XXL ASA	1,237,150	15,294
	Veidekke ASA	1,415,481	15,144
*,^	Petroleum Geo-Services ASA	4,032,932	11,977
	Borregaard ASA	1,287,980	11,498
*,3	Aker Solutions ASA	1,942,304	11,201

*	Nordic Semiconductor ASA	1,874,206	11,157
*	DNO ASA	8,730,095	11,156
*	Wallenius Wilhelmsen Logistics	1,325,278	11,033
	Austevoll Seafood ASA	1,230,818	9,670
*,3	Evry AS	2,135,740	8,874
	Grieg Seafood ASA	745,897	6,591
^	Ocean Yield ASA	617,039	5,564
*	Otello Corp. ASA	1,647,079	5,158
	Stolt-Nielsen Ltd.	351,576	4,729
	Norway Royal Salmon ASA	274,544	4,406
*,^	REC Silicon ASA	29,305,739	4,377
*,^,3 BW LPG Ltd.		917,842	4,335
*,^	Norwegian Air Shuttle ASA	142,145	4,162
	Hoegh LNG Holdings Ltd.	495,438	3,865
*	Akastor ASA	1,881,324	3,812
*	Sparebank 1 Oestlandet	37,765	464
	Treasure ASA	114,445	210
	Kongsberg Gruppen ASA	2,772	57
			1,895,107
Other (0.2%)4
	Vanguard FTSE Emerging Markets ETF	14,065,381	701,019
*	Hyundai Heavy Industries Co. Ltd. Rights Expire 03/09/2018	80,342	2,483
*	ACS Actividades Rights Expire 02/07/2018	3,241,358	1,698
*	Tata Steel Ltd. Rights Expire 02/28/2018	486,190	1,491
*	Robinsons Land Co Rights Expire 02/01/2018	5,613,894	295
*	Piramal Enterprises Ltd. Rights	46,511	265
*	Unicredit SpA Rights Expire 02/20/2018	29,260,922	145
*	Casetek Holdings Ltd. Rights Expire 02/05/2018	264,472	141
*	Tata Steel Ltd. PP Rights Expire 02/28/2018	243,095	30
*,2	China Forestry Holdings Co. Ltd.	3,050,000	—
*,2	ProMOS Technologies Inc.	11,745	—
			707,567
Pakistan (0.0%)
	Habib Bank Ltd.	9,158,100	16,082
	Lucky Cement Ltd.	2,460,030	13,688
	Oil & Gas Development Co. Ltd.	8,487,200	12,652
	Engro Corp. Ltd.	4,552,694	12,453
	Pakistan Petroleum Ltd.	6,294,611	11,749
	Pakistan State Oil Co. Ltd.	3,810,289	10,886
	Hub Power Co. Ltd.	10,597,857	9,484
	Pakistan Oilfields Ltd.	1,474,000	7,521
	United Bank Ltd.	4,238,000	7,417
	MCB Bank Ltd.	3,564,300	7,309
	Fauji Fertilizer Co. Ltd.	7,536,226	6,171
	DG Khan Cement Co. Ltd.	4,139,800	5,987
	Thal Ltd.	975,034	4,863
	Engro Fertilizers Ltd.	7,674,350	4,840
	Nishat Mills Ltd.	2,673,174	4,106
	Millat Tractors Ltd.	329,510	3,937
	SUI Northern Gas Pipeline	3,442,600	3,688
*	SUI Southern Gas Co. Ltd.	11,451,500	3,682
	Searle Co. Ltd.	1,013,625	3,461
	National Bank of Pakistan	6,316,000	2,797
	Kot Addu Power Co. Ltd.	5,007,671	2,629
	Fauji Cement Co. Ltd.	7,235,471	1,907
	Fauji Fertilizer Bin Qasim Ltd.	3,100,000	1,065

	Mari Petroleum Co. Ltd.	40,670	575
*	Bank Alfalah Ltd.	715,000	311
	Pakistan Telecommunication Co. Ltd.	1,650,000	208
			159,468
Peru (0.1%)
	Credicorp Ltd. (XNYS)	713,519	165,272
	Cia de Minas Buenaventura SAA ADR	2,493,421	38,474
	Credicorp Ltd. (XLIM)	141,898	33,062
	Volcan Cia Minera SAA Class B	30,756,986	13,102
2	Cia de Minas Buenaventura SAA	289,871	4,642
			254,552
Philippines (0.3%)
	SM Investments Corp.	6,387,918	127,329
	SM Prime Holdings Inc.	119,649,520	86,046
	Ayala Land Inc.	92,354,750	79,674
	BDO Unibank Inc.	25,798,971	76,880
	Ayala Corp.	3,211,939	65,753
	JG Summit Holdings Inc.	39,221,131	58,540
	Bank of the Philippine Islands	20,852,058	48,423
	PLDT Inc.	1,536,434	46,896
	Aboitiz Equity Ventures Inc.	28,295,296	42,316
	Universal Robina Corp.	11,563,321	36,361
	Metropolitan Bank & Trust Co.	16,774,329	32,515
	International Container Terminal Services Inc.	14,092,394	31,135
	GT Capital Holdings Inc.	1,152,537	30,235
	Jollibee Foods Corp.	5,291,335	29,347
	Security Bank Corp.	6,119,720	29,325
	Manila Electric Co.	3,571,398	23,578
	Metro Pacific Investments Corp.	186,811,900	23,523
	Aboitiz Power Corp.	19,781,771	15,831
*	Alliance Global Group Inc.	52,557,742	15,714
	LT Group Inc.	34,687,132	15,179
	DMCI Holdings Inc.	52,573,154	14,757
	Megaworld Corp.	150,649,025	14,538
	Globe Telecom Inc.	363,735	13,469
	Pilipinas Shell Petroleum Corp.	10,504,240	12,782
	Puregold Price Club Inc.	12,195,480	12,674
	Semirara Mining & Power Corp. Class A	15,317,116	11,320
	Robinsons Retail Holdings Inc.	6,047,472	11,164
*	Bloomberry Resorts Corp.	44,316,050	10,603
	Robinsons Land Corp.	20,893,234	8,496
	Manila Water Co. Inc.	14,889,900	8,205
	Vista Land & Lifescapes Inc.	58,589,350	7,970
	D&L Industries Inc.	26,488,500	6,285
	Cosco Capital Inc.	42,454,200	5,956
	Petron Corp.	31,320,427	5,864
*	DoubleDragon Properties Corp.	7,508,870	5,589
	First Gen Corp.	15,503,500	4,827
	Cebu Air Inc.	2,463,080	4,757
	Filinvest Land Inc.	127,859,000	4,655
	Century Pacific Food Inc.	12,990,242	3,954
*	Melco Resorts And Entertainment Philippines Corp.	22,594,500	3,746
	First Philippine Holdings Corp.	3,013,060	3,630
	Energy Development Corp.	25,701,443	2,844
	Nickel Asia Corp.	21,028,100	2,699
*,3	CEMEX Holdings Philippines Inc.	29,719,577	2,429

	Lopez Holdings Corp.	20,476,770	2,196
	Emperador Inc.	26,219	4
			1,100,013
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	11,253,464	153,422
	Polski Koncern Naftowy ORLEN SA	4,096,922	132,883
	Powszechny Zaklad Ubezpieczen SA	7,405,937	101,231
^	Bank Pekao SA	2,084,066	84,595
	KGHM Polska Miedz SA	1,802,571	59,159
	LPP SA	19,420	56,410
	Bank Zachodni WBK SA	378,458	47,471
	Polskie Gornictwo Naftowe i Gazownictwo SA	22,857,592	44,829
*	PGE Polska Grupa Energetyczna SA	9,708,544	34,482
*	Alior Bank SA	1,216,063	31,047
	CD Projekt SA	827,949	28,710
*	mBank SA	165,397	25,169
	CCC SA	280,967	24,235
*	Bank Millennium SA	7,855,511	22,489
	Grupa Lotos SA	1,221,436	21,644
*	Jastrzebska Spolka Weglowa SA	685,101	19,882
*	Orange Polska SA	8,734,703	16,013
*,3	PLAY Communications SA	1,543,389	15,681
*,3	Dino Polska SA	627,083	15,665
	KRUK SA	214,471	14,736
	Cyfrowy Polsat SA	1,963,943	14,119
	Asseco Poland SA	1,009,649	14,023
*	Tauron Polska Energia SA	14,252,681	12,909
	Grupa Azoty SA	599,742	12,703
	Bank Handlowy w Warszawie SA	393,560	9,960
	Kernel Holding SA	647,271	9,843
	Energa SA	2,692,925	9,660
	Enea SA	2,879,157	9,459
^	Eurocash SA	1,043,245	8,408
	Budimex SA	132,496	8,155
*	PKP Cargo SA	379,992	6,866
*	Ciech SA	338,960	6,238
	Warsaw Stock Exchange	338,611	4,815
*	Boryszew SA	1,054,764	3,040
*	Getin Noble Bank SA	5,013,952	2,745
	Lubelski Wegiel Bogdanka SA	132,205	2,668
*	Getin Holding SA	4,966,628	2,210
*	Medicalgorithmics SA	33,392	1,972
	Neuca SA	20,937	1,688
*	Bioton SA	705,412	849
			1,092,083
Portugal (0.1%)
	Galp Energia SGPS SA	6,803,752	129,968
	EDP - Energias de Portugal SA	29,880,683	104,843
	Jeronimo Martins SGPS SA	3,213,228	68,443
*	Banco Comercial Portugues SA	116,619,048	46,563
	Sonae SGPS SA	12,347,418	19,843
	NOS SGPS SA	2,822,211	19,213
	Navigator Co. SA	3,264,737	18,331
	EDP Renovaveis SA	1,975,446	17,282
	REN - Redes Energeticas Nacionais SGPS SA	4,704,579	14,665
	CTT-Correios de Portugal SA	1,914,722	8,192

Semapa-Sociedade de Investimento e Gestao	346,159	7,905
Altri SGPS SA	1,036,944	6,267
Corticeira Amorim SGPS SA	488,399	6,262
Mota-Engil SGPS SA	1,148,884	5,707
* Banco BPI SA	1,696,737	2,815
Sonaecom SGPS SA	366,973	1,064
* Banco Espirito Santo SA	19,970,703	27
		477,390
Qatar (0.1%)
Qatar National Bank QPSC	3,157,301	117,273
Industries Qatar QSC	1,968,417	59,197
Masraf Al Rayan QSC	5,026,474	55,860
Ooredoo QPSC	1,069,727	28,044
Qatar Insurance Co. SAQ	1,751,386	24,528
Qatar Islamic Bank SAQ	752,300	20,260
* Commercial Bank PQSC	2,504,610	19,277
Qatar Electricity & Water Co. QSC	352,223	18,727
Qatar Gas Transport Co. Ltd.	3,470,683	17,859
Doha Bank QPSC	1,973,050	17,827
Barwa Real Estate Co.	1,198,604	12,461
United Development Co. QSC	2,148,363	10,000
* Vodafone Qatar QSC	4,703,724	9,121
Qatar International Islamic Bank QSC	487,005	8,157
Ezdan Holding Group QSC	2,006,964	6,368
* Gulf Warehousing Co.	355,609	4,022
Gulf International Services QSC	718,038	3,765
Medicare Group	172,601	3,637
Al Meera Consumer Goods Co. QSC	69,541	2,925
Salam International Investment Ltd. QSC	898,342	1,731
Aamal Co.	57,848	134
		441,173
Russia (0.8%)
Sberbank of Russia PJSC	135,295,192	636,606
LUKOIL PJSC	5,210,073	345,527
Gazprom PJSC	116,207,973	296,365
Tatneft PJSC	14,199,761	142,773
Novatek PJSC	10,536,415	136,398
MMC Norilsk Nickel PJSC	587,581	121,335
Magnit PJSC GDR	4,875,331	109,418
Rosneft Oil Co. PJSC	12,474,685	76,162
Mobile TeleSystems PJSC ADR	5,740,513	69,690
AK Transneft OAO Preference Shares	20,325	65,083
Lukoil PJSC ADR	947,827	62,627
Gazprom PJSC ADR (XLON)	11,876,473	59,795
Surgutneftegas OAO Preference Shares	97,067,500	51,259
Tatneft PJSC ADR (XLON)	822,481	49,884
Novatek PJSC GDR	363,799	48,480
Alrosa PJSC	33,274,500	48,243
VTB Bank PJSC	53,589,714,410	47,095
Surgutneftegas OJSC	77,289,626	39,516
Moscow Exchange MICEX-RTS PJSC	18,870,952	38,606
Sberbank of Russia PJSC ADR (XLON)	1,607,893	32,404
Severstal PJSC	1,779,048	29,088
Novolipetsk Steel PJSC GDR	979,252	25,666
Inter RAO UES PJSC	379,086,337	25,559
PhosAgro PJSC GDR	1,317,927	20,992

Tatneft PAO Preference Shares	2,706,635	19,693
Magnitogorsk Iron & Steel Works PJSC	23,727,821	19,252
RusHydro PJSC	1,473,214,350	19,014
Rosneft Oil Co. PJSC GDR	2,960,613	18,152
MegaFon PJSC GDR	1,712,049	16,598
Rostelecom PJSC	12,629,143	15,053
Aeroflot PJSC	6,263,717	14,853
Severstal PJSC GDR	755,637	12,410
Surgutneftegas OJSC ADR	2,371,844	12,083
VTB Bank PJSC GDR	6,293,809	11,914
Federal Grid Co. Unified Energy System PJSC	3,488,932,440	10,862
Bashneft PJSC	220,999	8,850
LSR Group PJSC GDR	2,783,744	8,381
* M.Video PJSC	1,018,940	7,260
Unipro PJSC	158,734,196	7,144
Mobile TeleSystems PJSC	1,289,454	7,088
Safmar Financial Investment	486,696	6,580
TMK PJSC	4,277,636	6,316
ROSSETI PJSC	387,976,566	6,305
Sistema PJSC FC GDR	1,308,195	5,885
* Uralkali PJSC	2,746,901	5,742
* RussNeft PJSC	513,565	5,504
Acron PJSC	73,476	5,390
Mosenergo PJSC	91,030,556	4,409
3 Detsky Mir PJSC	2,506,060	4,124
Novolipetsk Steel PJSC	1,555,380	4,067
* Raspadskaya OJSC	2,202,948	4,031
* DIXY Group PJSC	626,710	3,598
* Mechel PJSC ADR	703,508	3,553
Sistema PJSC FC	15,957,488	3,463
MMC Norilsk Nickel PJSC ADR	145,833	2,999
* OGK-2 PJSC	277,155,958	2,547
TGC-1 PJSC	10,822,122,665	2,310
* Mechel PJSC	805,193	2,092
Mechel PJSC Preference Shares	596,050	1,559
* Novorossiysk Commercial Sea Port PJSC	3,997,000	622
Tatneft PJSC ADR (OOTC)	3,534	213
Sberbank of Russia PJSC ADR (OOTC)	8,082	164
Gazprom PJSC ADR (OOTC)	10,809	54
		2,868,705
Singapore (0.9%)
DBS Group Holdings Ltd.	23,594,218	473,562
Oversea-Chinese Banking Corp. Ltd.	43,136,306	424,109
United Overseas Bank Ltd.	16,870,056	352,128
Singapore Telecommunications Ltd.	99,394,346	268,175
Keppel Corp. Ltd.	18,917,274	124,565
CapitaLand Ltd.	33,721,160	98,454
Genting Singapore plc	76,449,044	78,499
Singapore Exchange Ltd.	11,401,244	71,153
Ascendas REIT	33,606,268	70,587
Wilmar International Ltd.	26,401,646	64,298
City Developments Ltd.	6,308,383	63,578
Singapore Airlines Ltd.	6,868,496	59,156
Venture Corp. Ltd.	3,339,775	58,507
Suntec REIT	34,434,379	54,240
Singapore Technologies Engineering Ltd.	20,942,291	53,729
CapitaLand Mall Trust	32,030,120	51,320

	CapitaLand Commercial Trust	32,502,165	46,295
	UOL Group Ltd.	6,636,652	46,151
^	Singapore Press Holdings Ltd.	21,643,604	43,463
	ComfortDelGro Corp. Ltd.	26,865,138	42,957
	Jardine Cycle & Carriage Ltd.	1,370,737	41,648
	SATS Ltd.	8,513,144	35,799
	Mapletree Commercial Trust	26,234,455	33,763
	Sembcorp Industries Ltd.	12,475,055	32,237
	Mapletree Industrial Trust	17,963,153	29,040
	Mapletree Logistics Trust	26,910,454	28,124
	Hutchison Port Holdings Trust	67,810,953	28,045
	Keppel REIT	26,333,707	25,859
	Golden Agri-Resources Ltd.	83,686,912	24,174
	Mapletree Greater China Commercial Trust	24,917,900	23,948
*	NetLink NBN Trust	36,401,700	23,033
^	Singapore Post Ltd.	21,287,295	20,944
^	Sembcorp Marine Ltd.	10,764,534	20,458
	StarHub Ltd.	8,114,432	17,854
	Ascott Residence Trust	13,348,451	12,822
	CDL Hospitality Trusts	9,197,847	12,751
	Keppel Infrastructure Trust	28,143,111	12,239
	United Engineers Ltd.	6,082,667	12,233
	Frasers Logistics & Industrial Trust	13,950,296	12,136
	Frasers Centrepoint Trust	6,615,655	11,449
	Manulife US REIT	11,024,652	10,795
	Parkway Life REIT	4,566,679	10,509
	Starhill Global REIT	16,545,199	9,716
^	Raffles Medical Group Ltd.	10,950,463	9,258
^	Keppel DC REIT	8,163,569	8,906
	First Resources Ltd.	5,954,211	8,610
	Wing Tai Holdings Ltd.	4,472,961	8,254
	OUE Hospitality Trust	11,592,275	7,913
^	Frasers Commercial Trust	7,067,300	7,867
	Cache Logistics Trust	11,920,218	7,855
	Fortune REIT (XSES)	6,141,000	7,763
	CapitaLand Retail China Trust	5,944,953	7,664
	SIA Engineering Co. Ltd.	2,976,205	7,578
	Asian Pay Television Trust	17,162,026	7,572
	Lippo Malls Indonesia Retail Trust	23,544,386	7,530
	ESR-REIT	14,942,108	6,713
^	M1 Ltd.	4,729,928	6,668
	Ascendas Hospitality Trust	9,444,679	6,476
	First REIT	5,858,311	6,296
	Far East Hospitality Trust	10,273,111	5,987
	SPH REIT	6,793,780	5,429
	Yoma Strategic Holdings Ltd.	14,033,700	5,385
	OUE Ltd.	3,198,155	5,238
	Soilbuild Business Space REIT	9,453,825	4,865
	Accordia Golf Trust	9,047,446	4,788
	RHT Health Trust	6,904,261	4,291
	Silverlake Axis Ltd.	9,739,344	4,236
^	Sheng Siong Group Ltd.	5,889,001	4,176
	Sabana Shari'ah Compliant Industrial REIT	12,906,859	3,973
*,^,2 Ezion Holdings Ltd.		21,473,423	3,225
^	Noble Group Ltd.	11,089,166	2,104
	Bumitama Agri Ltd.	3,632,153	2,065
^	Hyflux Ltd.	7,041,168	2,011

	Frasers Centrepoint Ltd.	985,600	1,616
	Frasers Hospitality Trust	2,496,000	1,543
	Boustead Singapore Ltd.	2,430,178	1,532
	Indofood Agri Resources Ltd.	4,932,622	1,498
*,^,2 China Fishery Group Ltd.		9,033,000	523
*,^,2 Ezra Holdings Ltd.		20,298,532	170
*,2	Ezion Holdings Ltd. Warrants Expire 04/15/2020	3,136,323	49
	Olam International Ltd.	20,059	34
	Keppel Telecommunications & Transportation Ltd.	10,600	13
			3,222,176
South Africa (1.7%)
	Naspers Ltd.	5,620,533	1,600,702
	Standard Bank Group Ltd.	16,697,008	282,610
	MTN Group Ltd.	23,738,065	262,856
	Sasol Ltd.	7,292,062	262,041
	FirstRand Ltd.	42,126,635	236,305
	Sanlam Ltd.	22,165,351	165,015
	Remgro Ltd.	6,811,668	135,812
	Barclays Africa Group Ltd.	8,588,004	130,513
	Shoprite Holdings Ltd.	5,797,052	120,671
	Vodacom Group Ltd.	7,843,021	108,370
	Aspen Pharmacare Holdings Ltd.	4,530,394	103,524
	Bid Corp. Ltd.	4,369,305	98,013
	Bidvest Group Ltd.	4,390,141	92,440
	Growthpoint Properties Ltd.	37,235,198	87,458
	Tiger Brands Ltd.	2,160,911	84,024
	Mr Price Group Ltd.	3,180,930	76,753
	Woolworths Holdings Ltd.	12,591,618	68,229
	Discovery Ltd.	4,475,499	63,574
	Nedbank Group Ltd.	2,793,657	62,333
	Redefine Properties Ltd.	67,987,035	62,201
	NEPI Rockcastle plc	4,496,580	61,304
	AngloGold Ashanti Ltd.	5,326,700	59,393
	RMB Holdings Ltd.	8,715,846	58,000
	Sappi Ltd.	7,368,180	52,975
	Imperial Holdings Ltd.	2,079,829	49,873
	Foschini Group Ltd.	2,955,151	48,358
	Truworths International Ltd.	5,794,398	47,784
	Capitec Bank Holdings Ltd.	692,957	46,792
	Clicks Group Ltd.	3,242,520	46,665
	Gold Fields Ltd.	10,575,317	45,800
	SPAR Group Ltd.	2,540,864	43,916
	Netcare Ltd.	19,356,087	42,424
	Resilient REIT Ltd.	4,264,192	42,142
	Mondi Ltd.	1,567,008	41,914
	Life Healthcare Group Holdings Ltd.	18,206,589	41,760
	Exxaro Resources Ltd.	3,421,224	41,250
	Barloworld Ltd.	2,810,491	39,993
	AVI Ltd.	4,340,719	39,418
	Rand Merchant Investment Holdings Ltd.	8,853,776	33,111
	Hyprop Investments Ltd.	3,304,928	32,260
	PSG Group Ltd.	1,657,682	31,085
	Investec Ltd.	3,851,567	30,270
*,^	Impala Platinum Holdings Ltd.	8,985,552	27,600
	Pick n Pay Stores Ltd.	4,629,355	26,546
	Sibanye Gold Ltd.	22,366,291	26,366
*	Fortress REIT Ltd. Class B	10,229,858	25,922

	MMI Holdings Ltd.	13,544,929	25,878
	Coronation Fund Managers Ltd.	3,783,221	25,120
*	Anglo American Platinum Ltd.	803,959	24,165
*	Fortress REIT Ltd. Class A	15,010,859	22,387
^	Pioneer Foods Group Ltd.	1,903,792	21,026
*	Northam Platinum Ltd.	4,739,824	20,743
^	Kumba Iron Ore Ltd.	678,464	20,520
^	Steinhoff International Holdings NV (XJSE)	33,366,869	19,240
	Liberty Holdings Ltd.	1,638,411	18,163
	Telkom SA SOC Ltd.	4,152,412	18,050
	JSE Ltd.	1,126,715	17,872
*	Super Group Ltd.	4,401,549	16,616
^	Massmart Holdings Ltd.	1,401,704	16,484
	African Rainbow Minerals Ltd.	1,389,540	14,944
	Tsogo Sun Holdings Ltd.	6,793,604	14,740
	Vukile Property Fund Ltd.	8,271,713	14,429
	Brait SE	4,269,907	13,883
	Tongaat Hulett Ltd.	1,425,628	13,821
	KAP Industrial Holdings Ltd.	19,031,428	13,723
	SA Corporate Real Estate Ltd.	31,926,591	13,546
*	Attacq Ltd.	8,104,186	13,393
	Reunert Ltd.	2,117,062	13,362
*	PPC Ltd.	18,868,576	12,933
	AECI Ltd.	1,478,963	12,870
	Santam Ltd.	473,978	11,931
	Assore Ltd.	425,122	11,270
*,3	Steinhoff Africa Retail Ltd.	6,062,310	10,725
*	Nampak Ltd.	8,224,001	10,582
	Cashbuild Ltd.	268,489	10,302
3	Dis-Chem Pharmacies Ltd.	3,290,935	10,104
	Astral Foods Ltd.	495,662	9,920
	Omnia Holdings Ltd.	788,090	9,700
	Advtech Ltd.	6,315,015	9,168
*,^	Famous Brands Ltd.	967,588	9,069
	EOH Holdings Ltd.	1,659,295	8,966
	Trencor Ltd.	2,169,128	8,845
	Wilson Bayly Holmes-Ovcon Ltd.	637,331	8,532
	Harmony Gold Mining Co. Ltd.	4,852,864	8,335
	Hosken Consolidated Investments Ltd.	632,027	8,012
	MAS Real Estate Inc.	3,502,944	7,454
	Emira Property Fund Ltd.	5,656,772	7,097
	DataTec Ltd.	2,589,753	6,749
	Zeder Investments Ltd.	12,299,229	6,745
*	Sun International Ltd.	1,175,179	6,626
*	Grindrod Ltd.	5,915,126	6,547
	Arrowhead Properties Ltd.	11,176,015	6,303
	Alexander Forbes Group Holdings Ltd.	10,582,890	6,231
*,^	Curro Holdings Ltd.	1,868,627	6,050
	Blue Label Telecoms Ltd.	5,103,593	5,855
	City Lodge Hotels Ltd.	412,271	5,111
	Murray & Roberts Holdings Ltd.	4,977,717	5,058
	Metair Investments Ltd.	2,790,270	5,017
	Adcock Ingram Holdings Ltd.	904,761	4,998
	Rebosis Property Fund Ltd.	5,783,800	4,989
	Hudaco Industries Ltd.	395,213	4,919
	Mpact Ltd.	2,049,109	4,678
	Peregrine Holdings Ltd.	2,101,055	4,338

	Raubex Group Ltd.	1,887,857	3,395
	Alviva Holdings Ltd.	2,130,531	3,133
	Lewis Group Ltd.	1,103,130	3,107
	Delta Property Fund Ltd.	5,729,676	3,016
	Ascendis Health Ltd.	2,931,220	2,923
	Oceana Group Ltd.	395,739	2,795
	Merafe Resources Ltd.	17,259,370	2,409
*,^	Stadio Holdings Ltd.	3,818,774	2,406
	Clover Industries Ltd.	1,753,852	2,220
*	Royal Bafokeng Platinum Ltd.	784,196	2,117
*,^	ArcelorMittal South Africa Ltd.	5,719,472	1,779
^	DRDGOLD Ltd.	4,780,279	1,482
	Group Five Ltd.	1,165,653	1,001
*	Aveng Ltd.	5,451,270	888
*,^	Consolidated Infrastructure Group Ltd.	2,514,699	786
	Steinhoff International Holdings NV (XETR)	1,089,227	613
*	Sandown Capital Pty Ltd.	1,457,359	400
*	Adcock Ingram Holdings Ltd. Warrants Expire 07/26/2019	5,387	3
			5,888,972
South Korea (3.7%)
	Samsung Electronics Co. Ltd.	1,241,873	2,902,665
	SK Hynix Inc.	7,029,608	482,546
	Samsung Electronics Co. Ltd. Preference Shares	229,087	452,758
	KB Financial Group Inc.	4,863,223	305,838
*,^	Celltrion Inc.	1,025,131	301,965
	POSCO	842,788	300,611
	NAVER Corp.	352,514	300,275
	Hyundai Motor Co.	1,884,448	286,205
	Shinhan Financial Group Co. Ltd.	5,310,546	263,647
	LG Chem Ltd.	604,710	244,587
	Hyundai Mobis Co. Ltd.	860,052	199,422
	Hana Financial Group Inc.	3,844,662	187,350
	SK Innovation Co. Ltd.	796,029	152,434
	KT&G Corp.	1,455,542	145,159
	LG Electronics Inc.	1,425,914	136,782
	SK Holdings Co. Ltd.	440,382	131,287
	LG Household & Health Care Ltd.	115,999	127,748
	Samsung C&T Corp.	956,356	127,144
	Samsung SDI Co. Ltd.	689,594	127,117
	Samsung Fire & Marine Insurance Co. Ltd.	437,216	118,244
	Amorepacific Corp.	416,319	116,641
	Kia Motors Corp.	3,417,650	110,814
	Woori Bank	6,745,633	106,354
	Samsung Life Insurance Co. Ltd.	833,537	100,675
	Samsung SDS Co. Ltd.	418,713	100,521
	LG Corp.	1,177,078	98,169
	NCSoft Corp.	226,326	93,620
	Korea Electric Power Corp.	2,780,956	93,028
	LG Display Co. Ltd.	2,965,294	89,070
	Lotte Chemical Corp.	193,192	75,948
	E-MART Inc.	269,739	73,292
*,^	Celltrion Healthcare Co. Ltd.	568,989	72,458
	Samsung Electro-Mechanics Co. Ltd.	724,852	72,116
*,^,3 Samsung Biologics Co. Ltd.		174,815	71,340
*,^	SillaJen Inc.	660,141	66,053
	SK Telecom Co. Ltd.	261,075	64,831
	Korea Zinc Co. Ltd.	130,048	62,723

	S-Oil Corp.	534,089	61,519
	Coway Co. Ltd.	688,692	61,356
*,^	Hyundai Heavy Industries Co. Ltd.	454,799	59,080
*	Hyundai Robotics Co. Ltd.	137,109	58,480
	Mirae Asset Daewoo Co. Ltd.	5,525,790	58,172
^	Kakao Corp.	421,743	55,308
	Industrial Bank of Korea	3,490,827	54,393
	Hyundai Steel Co.	991,572	52,830
	Hyundai Motor Co. 2nd Preference Shares	522,067	50,846
	Hankook Tire Co. Ltd.	1,003,889	50,279
	Hanmi Pharm Co. Ltd.	89,754	50,134
	AMOREPACIFIC Group	377,457	50,121
*,^	ViroMed Co. Ltd.	178,516	44,247
	Kangwon Land Inc.	1,427,664	43,349
	GS Holdings Corp.	667,065	43,345
	Korea Aerospace Industries Ltd.	853,208	42,111
	DB Insurance Co. Ltd.	612,899	41,516
	Korea Investment Holdings Co. Ltd.	500,851	40,966
	BNK Financial Group Inc.	3,885,172	38,528
	Hyosung Corp.	302,672	38,252
	Hyundai Engineering & Construction Co. Ltd.	949,817	38,128
^,3	Netmarble Games Corp.	231,948	37,696
	OCI Co. Ltd.	237,455	37,556
	Shinhan Financial Group Co. Ltd. ADR	736,217	36,229
	Hanwha Chemical Corp.	1,070,186	35,262
	Hotel Shilla Co. Ltd.	401,723	34,876
	Hyundai Marine & Fire Insurance Co. Ltd.	796,586	34,552
	Hanwha Corp.	769,519	33,901
*	Samsung Engineering Co. Ltd.	2,066,763	33,813
	Samsung Securities Co. Ltd.	825,427	33,648
	LG Uplus Corp.	2,512,987	33,638
	Hyundai Glovis Co. Ltd.	251,950	32,961
	CJ CheilJedang Corp.	94,763	31,813
	Hyundai Development Co-Engineering & Construction	762,766	31,559
	Orion Corp.	286,013	31,333
*,^	Samsung Heavy Industries Co. Ltd.	3,462,910	29,746
	Medy-Tox Inc.	52,086	29,707
	Shinsegae Inc.	90,443	29,051
	CJ Corp.	167,987	28,941
	KCC Corp.	72,984	28,759
	Lotte Shopping Co. Ltd.	126,398	28,534
	Daelim Industrial Co. Ltd.	364,339	27,686
	NH Investment & Securities Co. Ltd.	1,674,405	26,326
	Lotte Corp.	396,634	25,919
	Hanon Systems	2,101,378	25,671
	Hanwha Life Insurance Co. Ltd.	3,650,637	25,647
	Yuhan Corp.	109,518	23,861
	DGB Financial Group Inc.	2,050,114	23,791
	Hyundai Motor Co. Preference Shares	272,872	23,611
3	ING Life Insurance Korea Ltd.	427,160	23,404
	S-1 Corp.	249,909	23,258
	Korean Air Lines Co. Ltd.	632,120	22,807
	Mando Corp.	85,635	22,257
^	Korea Electric Power Corp. ADR	1,327,052	22,056
	KB Financial Group Inc. ADR	347,833	21,799
	Kumho Petrochemical Co. Ltd.	225,886	21,777
*,^	Celltrion Pharm Inc.	234,199	21,376

	LG Innotek Co. Ltd.	182,485	21,351
	CJ E&M Corp.	251,660	21,273
	LG Chem Ltd. Preference Shares	90,317	20,930
	Hanssem Co. Ltd.	128,957	20,586
	Amorepacific Corp. Preference Shares	138,083	20,116
	Hyundai Department Store Co. Ltd.	203,416	19,807
	BGF retail Co. Ltd.	95,326	19,639
*,^	Doosan Infracore Co. Ltd.	1,900,260	19,625
	POSCO ADR	218,279	19,532
*,^	Hanall Biopharma Co. Ltd.	511,924	19,106
	Meritz Securities Co. Ltd.	3,709,563	18,402
^	GS Engineering & Construction Corp.	590,919	18,338
*,^	HLB Inc.	417,952	18,301
	Cheil Worldwide Inc.	895,102	17,808
	Com2uSCorp	128,355	17,508
	LG Household & Health Care Ltd. Preference Shares	27,262	17,290
*,^	Chabiotech Co. Ltd.	473,325	17,181
^	Kolon Industries Inc.	223,200	17,012
^	Hanmi Science Co. ltd	170,842	16,789
	LS Corp.	225,532	16,680
	Meritz Fire & Marine Insurance Co. Ltd.	714,439	16,661
*,^,2 Hyundai Merchant Marine Co. Ltd.		3,804,462	16,460
*	Korea Gas Corp.	349,717	16,159
	LOTTE Fine Chemical Co. Ltd.	223,829	16,095
^	Korea Kolmar Co. Ltd.	192,009	16,085
	Green Cross Corp.	71,011	15,765
*,^	Komipharm International Co. Ltd.	412,799	15,551
	Samsung Card Co. Ltd.	425,178	15,503
^	KIWOOM Securities Co. Ltd.	150,714	15,099
*,^	Hanwha Techwin Co. Ltd.	476,725	15,023
*	Hyundai Construction Equipment Co. Ltd.	78,313	14,943
*	Hugel Inc.	27,593	14,587
	Posco Daewoo Corp.	642,746	14,502
	Green Cross Holdings Corp.	361,782	14,456
*	Daewoo Engineering & Construction Co. Ltd.	2,471,871	14,341
	Doosan Corp.	128,660	14,295
*,^	Pan Ocean Co. Ltd.	2,515,642	14,162
	Korean Reinsurance Co.	1,206,185	13,780
*	CJ Logistics Corp.	101,105	13,715
^	Doosan Heavy Industries & Construction Co. Ltd.	848,189	13,502
*	Hyundai Mipo Dockyard Co. Ltd.	129,612	13,494
	Koh Young Technology Inc.	149,770	13,190
	NongShim Co. Ltd.	43,516	13,186
^	Paradise Co. Ltd.	595,133	13,179
	LS Industrial Systems Co. Ltd.	198,865	12,839
	GS Retail Co. Ltd.	352,059	12,820
^	POSCO Chemtech Co. Ltd.	274,282	12,669
	Hana Tour Service Inc.	116,552	12,247
^	CJ CGV Co. Ltd.	170,362	12,163
	SK Networks Co. Ltd.	1,995,374	12,143
^	Hyundai Wia Corp.	207,988	12,054
	Poongsan Corp.	255,826	12,045
*,^	SK Chemicals Co. Ltd.	111,328	11,989
	Ottogi Corp.	16,613	11,982
	Korea Petrochemical Ind Co. Ltd.	38,033	11,797
	Youngone Corp.	386,420	11,525
	LOTTE Himart Co. Ltd.	159,586	11,508

*,^	Kumho Tire Co. Inc.	2,058,154	11,474
	Chong Kun Dang Pharmaceutical Corp.	83,444	11,450
	Doosan Bobcat Inc.	327,704	11,337
*,^	Genexine Co. Ltd.	155,031	11,311
	Seoul Semiconductor Co. Ltd.	489,358	11,224
	WONIK IPS Co. Ltd.	362,995	11,183
	SKC Co. Ltd.	263,232	11,165
^	Cosmax Inc.	90,753	10,958
^	Fila Korea Ltd.	135,113	10,920
	KEPCO Plant Service & Engineering Co. Ltd.	278,279	10,916
^	Dongsuh Cos. Inc.	396,198	10,851
	Douzone Bizon Co. Ltd.	236,039	10,588
^	SK Materials Co. Ltd.	66,069	10,517
*,^	NHN Entertainment Corp.	133,953	10,375
*,^	Yungjin Pharmaceutical Co. Ltd.	1,106,576	10,159
*,^	Medipost Co. Ltd.	93,358	10,082
*,^	Hyundai Rotem Co. Ltd.	615,470	9,881
	Hyundai Greenfood Co. Ltd.	654,701	9,853
*	Hyundai Electric & Energy System Co. Ltd.	82,302	9,465
	Innocean Worldwide Inc.	142,700	9,392
^	Daewoong Pharmaceutical Co. Ltd.	55,249	9,375
^	Eo Technics Co. Ltd.	106,732	9,284
	SK Telecom Co. Ltd. ADR	335,078	9,221
	Bukwang Pharmaceutical Co. Ltd.	356,423	9,198
	LG International Corp.	326,700	9,162
^	Kolon Life Science Inc.	95,163	8,967
	Hite Jinro Co. Ltd.	410,491	8,845
	SFA Engineering Corp.	243,190	8,798
	Taekwang Industrial Co. Ltd.	6,802	8,783
*	Hanjin Kal Corp.	403,622	8,755
	GS Home Shopping Inc.	41,197	8,560
	Dongkuk Steel Mill Co. Ltd.	747,417	8,496
	LG Electronics Inc. Preference Shares	208,412	8,408
	Hyundai Home Shopping Network Corp.	73,994	8,272
	Samyang Holdings Corp.	72,172	8,213
^	Iljin Materials Co. Ltd.	223,791	8,134
	CJ O Shopping Co. Ltd.	38,572	8,132
	Hanwha General Insurance Co. Ltd.	943,492	7,996
	Loen Entertainment Inc.	77,165	7,967
	Hyundai Elevator Co. Ltd.	140,372	7,915
^	LIG Nex1 Co. Ltd.	142,946	7,839
*,^	CrystalGenomics Inc.	303,978	7,697
	Hanil Cement Co. Ltd.	48,950	7,646
	LF Corp.	236,599	7,577
	JB Financial Group Co. Ltd.	1,217,659	7,521
*,^	Seegene Inc.	205,360	7,312
*,^	SM Entertainment Co.	202,077	7,303
^	JW Pharmaceutical Corp.	155,984	7,264
^	Daou Technology Inc.	309,197	7,247
*,^	Osstem Implant Co. Ltd.	132,452	7,178
	Lotte Chilsung Beverage Co. Ltd.	5,018	7,124
*,^	CMG Pharmaceutical Co. Ltd.	1,016,000	7,074
	Grand Korea Leisure Co. Ltd.	246,955	7,040
^	Hansol Chemical Co. Ltd.	110,136	6,950
	Orion Holdings Corp.	271,967	6,942
	LG Hausys Ltd.	80,982	6,939
	Ilyang Pharmaceutical Co. Ltd.	173,339	6,884

*,^	iNtRON Biotechnology Inc.	154,412	6,772
	Dong-A ST Co. Ltd.	60,340	6,721
	DoubleUGames Co. Ltd.	116,865	6,706
	LEENO Industrial Inc.	114,970	6,585
	DB HiTek Co. Ltd.	473,093	6,548
^	Korea Real Estate Investment & Trust Co. Ltd.	2,123,286	6,532
*,^	Foosung Co. Ltd.	645,369	6,526
^	Toptec Co. Ltd.	254,906	6,500
	Huchems Fine Chemical Corp.	270,681	6,438
	IS Dongseo Co. Ltd.	173,284	6,376
	Young Poong Corp.	6,419	6,371
	Daesang Corp.	250,152	6,267
	Ssangyong Cement Industrial Co. Ltd.	301,364	6,230
	Taeyoung Engineering & Construction Co. Ltd.	548,939	6,215
*	Asiana Airlines Inc.	1,225,585	6,200
	TES Co. Ltd.	186,535	6,118
	Modetour Network Inc.	195,086	6,086
^	Soulbrain Co. Ltd.	106,101	6,059
*,^	Peptron Inc.	81,358	5,986
^	Posco ICT Co. Ltd.	699,861	5,951
	Silicon Works Co. Ltd.	118,342	5,949
	Daishin Securities Co. Ltd.	386,443	5,914
*,^	Webzen Inc.	211,082	5,881
	Dongjin Semichem Co. Ltd.	375,951	5,791
	Hankook Tire Worldwide Co. Ltd.	312,048	5,788
^	Hansae Co. Ltd.	224,503	5,728
*,^	Jenax Inc.	189,580	5,634
	InBody Co. Ltd.	141,210	5,601
	Dong-A Socio Holdings Co. Ltd.	40,292	5,591
	Meritz Financial Group Inc.	360,398	5,568
*,^	DIO Corp.	146,414	5,549
	Korea Electric Terminal Co. Ltd.	84,836	5,544
	Jeil Pharmaceutical Co. Ltd.	80,296	5,541
^	Lock&Lock Co. Ltd.	217,195	5,529
*,^	Amicogen Inc.	113,008	5,525
^	Jusung Engineering Co. Ltd.	452,306	5,520
*	APS Holdings Corp.	700,561	5,472
	Tongyang Inc.	2,535,689	5,463
^	Dawonsys Co. Ltd.	262,351	5,461
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	30,114	5,386
	Halla Holdings Corp.	95,521	5,385
	WeMade Entertainment Co. Ltd.	101,730	5,350
	Dongwon Industries Co. Ltd.	16,871	5,317
	Daewoong Co. Ltd.	289,480	5,257
	Handsome Co. Ltd.	172,248	5,217
*	Yuanta Securities Korea Co. Ltd.	1,114,850	5,196
	Huons Co. Ltd.	54,483	5,145
*,^	ATGen Co. Ltd.	237,434	5,111
*,^	Homecast Co. Ltd.	388,116	5,110
	Nexen Tire Corp.	433,197	5,092
^	ST Pharm Co. Ltd.	123,636	5,070
*,^	GemVax & Kael Co. Ltd.	354,433	4,961
	SK Discovery Co. Ltd.	103,677	4,941
*,^	Interflex Co. Ltd.	144,499	4,750
	Lotte Food Co. Ltd.	7,879	4,699
^	Partron Co. Ltd.	484,528	4,625
^	Kolon Corp.	80,294	4,616

	SL Corp.	181,837	4,608
	S&T Motiv Co. Ltd.	98,749	4,567
	Green Cross Cell Corp.	77,973	4,539
	AK Holdings Inc.	56,553	4,528
	SK Gas Ltd.	45,581	4,522
*	PearlAbyss Corp.	19,052	4,478
^	Songwon Industrial Co. Ltd.	197,248	4,471
^	Dae Hwa Pharmaceutical Co. Ltd.	153,206	4,426
	Daeduck GDS Co. Ltd.	204,880	4,414
	Caregen Co. Ltd.	50,872	4,387
	Mirae Asset Life Insurance Co. Ltd.	856,061	4,329
	Seah Besteel Corp.	144,032	4,281
^	SPC Samlip Co. Ltd.	28,562	4,240
*,^	Korea Line Corp.	143,725	4,199
*,^	Naturalendo Tech Co. Ltd.	194,233	4,192
*,^	Gamevil Inc.	65,473	4,171
	Hancom Inc.	228,359	4,169
*,^	SK Securities Co. Ltd.	3,313,585	4,127
*,^	Taihan Electric Wire Co. Ltd.	3,027,629	4,117
	Hanjin Transportation Co. Ltd.	156,653	4,028
^	YG Entertainment Inc.	145,252	4,024
^	Huons Global Co. Ltd.	63,586	4,016
	Samyang Corp.	40,707	3,905
	NICE Information Service Co. Ltd.	416,852	3,903
*,^	Aprogen pharmaceuticals Inc.	947,067	3,900
	Korea Kolmar Holdings Co. Ltd.	80,646	3,874
*,^	Pharmicell Co. Ltd.	674,681	3,852
*	Hanwha Investment & Securities Co. Ltd.	1,117,465	3,807
^	Vieworks Co. Ltd.	92,035	3,797
^	Able C&C Co. Ltd.	219,718	3,785
	Ahnlab Inc.	71,410	3,748
^	JW Holdings Corp.	431,803	3,744
	Binggrae Co. Ltd.	60,180	3,724
	Youngone Holdings Co. Ltd.	69,697	3,673
	Hyundai Livart Furniture Co. Ltd.	134,689	3,665
	DongKook Pharmaceutical Co. Ltd.	53,050	3,497
*,^	Wonik Holdings Co. Ltd.	480,918	3,494
	NICE Holdings Co. Ltd.	217,775	3,435
*,^	Binex Co. Ltd.	319,358	3,411
*	Hansol Technics Co. Ltd.	226,471	3,387
	Sebang Global Battery Co. Ltd.	98,839	3,359
^	KEPCO Engineering & Construction Co. Inc.	148,341	3,321
^	NS Shopping Co. Ltd.	218,954	3,309
	SeAH Steel Corp.	33,762	3,301
	Muhak Co. Ltd.	177,522	3,300
	Daeduck Electronics Co.	365,585	3,295
*,^	Lotte Confectionery Co. Ltd.	20,070	3,289
	Namyang Dairy Products Co. Ltd.	4,992	3,267
	Kumho Industrial Co. Ltd.	344,082	3,259
	KISWIRE Ltd.	100,720	3,244
	Shinyoung Securities Co. Ltd.	55,704	3,197
	Kwang Dong Pharmaceutical Co. Ltd.	342,962	3,193
^	Seobu T&D	283,578	3,193
*	KTB Investment & Securities Co. Ltd.	613,974	3,144
	Tongyang Life Insurance Co. Ltd.	425,097	3,133
^	It's Hanbul Co. Ltd.	51,594	3,062
*,^	CUROCOM Co. Ltd.	1,107,281	3,055

*	Eugene Investment & Securities Co. Ltd.	768,429	3,018
	Kwangju Bank Co. Ltd.	252,317	3,012
	Samchully Co. Ltd.	26,712	2,989
^	Dongwon F&B Co. Ltd.	12,172	2,976
	Youlchon Chemical Co. Ltd.	155,687	2,937
	CJ Hello Co. Ltd.	331,769	2,923
	Humedix Co. Ltd.	71,034	2,919
*,^	Advanced Process Systems Corp.	88,046	2,904
	Daishin Securities Co. Ltd. Preference Shares	324,161	2,898
*,^	NUTRIBIOTECH Co. Ltd.	118,326	2,881
^	i-SENS Inc.	111,190	2,874
*	Ssangyong Motor Co.	515,545	2,839
^	Cell Biotech Co. Ltd.	61,966	2,807
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	800,368	2,781
	CJ CheilJedang Corp. Preference Shares	19,515	2,769
^	KH Vatec Co. Ltd.	185,490	2,719
*,^	Leaders Cosmetics Co. Ltd.	142,421	2,701
^	KC Tech Co. Ltd.	139,497	2,685
*,^	Duk San Neolux Co. Ltd.	144,910	2,677
^	Chongkundang Holdings Corp.	36,515	2,670
	Hansol Paper Co. Ltd.	183,859	2,668
*,^	Taewoong Co. Ltd.	117,964	2,666
^	Hankook Shell Oil Co. Ltd.	7,400	2,651
*,^	G-SMATT GLOBAL Co. Ltd.	199,258	2,634
	Sindoh Co. Ltd.	39,122	2,600
	Sungwoo Hitech Co. Ltd.	390,799	2,581
	Namhae Chemical Corp.	221,463	2,561
*	Maeil Dairies Co. Ltd.	37,426	2,547
^	Lutronic Corp.	192,968	2,532
	Daekyo Co. Ltd.	326,587	2,500
	BGF Co. Ltd.	170,914	2,450
^	iMarketKorea Inc.	257,760	2,450
*,^	Emerson Pacific Inc.	99,725	2,383
	KT Skylife Co. Ltd.	170,178	2,335
^	Byucksan Corp.	573,698	2,334
*,^	Cellumed Co. Ltd.	242,710	2,330
^	Interpark Holdings Corp.	585,913	2,324
*	Neowiz	163,818	2,320
^	Korea Asset In Trust Co. Ltd.	330,416	2,308
	Maeil Holdings Co. Ltd.	145,713	2,300
*,^	COSON Co. Ltd.	204,460	2,286
*,^	Insun ENT Co. Ltd.	311,446	2,277
	Kyobo Securities Co. Ltd.	200,539	2,225
*	GNCO Co. Ltd.	792,158	2,137
	E1 Corp.	37,385	2,077
*	SFA Semicon Co. Ltd.	877,116	2,069
	Samsung Electronics Co. Ltd. GDR	1,736	2,061
	Hansol Holdings Co. Ltd.	435,296	2,010
	Sung Kwang Bend Co. Ltd.	177,420	1,942
	TK Corp.	149,013	1,940
^	ICD Co. Ltd.	156,164	1,899
*	NEPES Corp.	196,160	1,892
	SBS Media Holdings Co. Ltd.	575,528	1,871
^	Coreana Cosmetics Co. Ltd.	285,673	1,868
*,^	Lumens Co. Ltd.	422,640	1,861
^	KC Co. Ltd.	95,302	1,857
*,^	Agabang&Company	323,513	1,836

	CROWNHAITAI Holdings Co. Ltd.	120,964	1,795
	GOLFZON Co. Ltd.	37,481	1,763
*,^	CrucialTec Co. Ltd.	999,736	1,762
	Hyundai Corp.	89,853	1,761
^	Cosmax BTI Inc	51,442	1,754
*	S&T Dynamics Co. Ltd.	220,674	1,751
*,^	Cuckoo Homesys Co. Ltd.	9,545	1,721
	Dae Han Flour Mills Co. Ltd.	10,554	1,715
	KISCO Corp.	49,324	1,707
^	CJ Freshway Corp.	50,781	1,671
^	INTOPS Co. Ltd.	165,533	1,649
*,^	Samsung Pharmaceutical Co. Ltd.	391,921	1,639
	Woongjin Thinkbig Co. Ltd.	233,971	1,625
*,^	KONA I Co. Ltd.	122,760	1,557
	Seoyon E-Hwa Co. Ltd.	145,014	1,477
*	Innox Advanced Materials Co. Ltd.	22,309	1,475
^	Sam Young Electronics Co. Ltd.	110,744	1,422
	Eusu Holdings Co. Ltd.	198,139	1,405
^	Kolao Holdings	273,773	1,396
	Humax Co. Ltd.	169,909	1,395
*,^	Doosan Engine Co. Ltd.	313,931	1,318
*,^	Duksan Hi-Metal Co. Ltd.	171,965	1,296
	DY Corp.	195,100	1,224
	Seoyon Co. Ltd.	155,146	1,134
*,^	3S Korea Co. Ltd.	488,350	1,067
^	Cuckoo Holdings Co. Ltd.	11,308	1,043
*	DB Financial Investment Co. Ltd.	218,187	1,022
^	Hyundai Corp. Holdings Inc.	69,363	1,008
	MegaStudyEdu Co. Ltd.	12,638	854
	MegaStudy Co. Ltd.	25,629	846
^	Jeil Pharma Holdings Inc.	21,418	751
^	AtlasBX Co. Ltd.	15,444	703
*,2	Mirae Asset Rights Expire 02/19/2018	1,079,842	307
*	Ssangyong Information & Communication	59,457	70
*,2	Tera Resource Co. Ltd.	209,223	9
	Crown Confectionery Co. Ltd.	5	—
*,2	CNK International Co. Ltd.	259,916	—
			12,954,597
Spain (2.2%)
^	Banco Santander SA	208,972,025	1,551,470
	Banco Bilbao Vizcaya Argentaria SA	87,609,888	822,185
	Telefonica SA	59,684,670	612,281
	Iberdrola SA	75,025,129	610,692
	Industria de Diseno Textil SA	13,887,309	496,938
	Amadeus IT Group SA	5,425,086	420,603
*	Repsol SA	15,557,105	292,801
	CaixaBank SA	47,266,231	254,961
	Abertis Infraestructuras SA	8,154,839	197,841
3	Aena SME SA	836,321	182,114
	Banco de Sabadell SA	74,020,202	175,933
^	Grifols SA	4,662,231	149,948
*	Ferrovial SA	6,512,239	149,501
*	ACS Actividades de Construccion y Servicios SA	3,243,958	129,800
	Red Electrica Corp. SA	5,650,132	119,176
	Bankinter SA	9,173,035	105,469
	Gas Natural SDG SA	4,044,610	93,518
	Endesa SA	4,135,327	92,828

*	Bankia SA	17,523,859	88,707
	Enagas SA	2,967,223	80,831
	Grifols SA Prior Pfd.	3,050,000	75,650
	Merlin Properties Socimi SA	4,520,341	65,086
3	Cellnex Telecom SA	2,037,676	55,015
	Siemens Gamesa Renewable Energy SA	2,960,144	46,186
	Mapfre SA	12,783,043	45,392
	Distribuidora Internacional de Alimentacion SA	8,048,875	43,006
	Inmobiliaria Colonial Socimi SA	3,496,082	39,054
	Viscofan SA	547,218	38,272
	Bolsas y Mercados Espanoles SHMSF SA	1,008,497	34,399
	Acciona SA	341,449	30,916
	Applus Services SA	1,983,541	28,653
	Prosegur Cia de Seguridad SA	3,414,376	28,386
	Acerinox SA	1,924,157	28,295
	Mediaset Espana Comunicacion SA	2,384,214	26,963
	Zardoya Otis SA	2,357,701	26,938
	Grupo Catalana Occidente SA	572,125	26,771
	Hispania Activos Inmobiliarios SOCIMI SA	1,229,908	25,749
*	Indra Sistemas SA	1,668,866	24,559
	Ebro Foods SA	888,327	21,880
	CIE Automotive SA	635,690	21,785
*,3	Neinor Homes SA	938,930	21,554
	Melia Hotels International SA	1,472,247	20,806
	NH Hotel Group SA	2,675,909	20,346
*,3	Unicaja Banco SA	9,879,439	17,374
3	Prosegur Cash SA	4,761,819	16,444
	Cia de Distribucion Integral Logista Holdings SA	670,222	16,381
	Axiare Patrimonio SOCIMI SA	745,623	16,288
	Corp Financiera Alba SA	252,430	15,762
*,3	Gestamp Automocion SA	2,042,684	15,640
^	Tecnicas Reunidas SA	406,031	13,843
*,^	Sacyr SA	4,156,091	13,565
	Construcciones y Auxiliar de Ferrocarriles SA	287,191	13,366
	Faes Farma SA	3,641,441	13,247
3	Euskaltel SA	1,391,547	12,094
*	Obrascon Huarte Lain SA	1,896,275	11,707
^	Atresmedia Corp. de Medios de Comunicacion SA	1,068,895	11,170
	Ence Energia y Celulosa SA	1,704,665	10,949
*	Fomento de Construcciones y Contratas SA	906,255	10,746
*,^	Liberbank SA	19,132,758	10,709
	Papeles y Cartones de Europa SA	694,987	10,389
*,^	Codere SA	697,603	8,314
^	Almirall SA	762,714	8,280
^	Banco Santander SA ADR	845,601	6,266
*,^	Pharma Mar SA	2,113,859	4,528
	Vidrala SA	3,085	314
*,^	Sacyr SA Rights	4,156,091	281
	Telefonica SA ADR	9,928	102
*,^,2 Let's GOWEX SA		155,449	—
			7,681,017
Sweden (2.1%)
	Nordea Bank AB	41,939,864	517,752
	Volvo AB Class B	20,567,459	419,793
	Atlas Copco AB Class A	8,008,196	375,566
	Swedbank AB Class A	13,820,180	353,444
	Investor AB Class B	5,981,405	292,499

	Svenska Handelsbanken AB Class A	19,334,018	281,391
	Sandvik AB	14,106,805	277,717
	Assa Abloy AB Class B	12,328,703	273,286
	Telefonaktiebolaget LM Ericsson Class B	39,479,380	253,925
	Skandinaviska Enskilda Banken AB Class A	18,998,106	240,094
*	Essity AB Class B	7,812,445	234,027
	Hennes & Mauritz AB Class B	12,452,698	220,379
	Atlas Copco AB Class B	5,274,100	220,124
	Hexagon AB Class B	3,288,804	196,099
	Telia Co. AB	34,015,097	170,745
	Boliden AB	3,604,674	130,860
	SKF AB	5,031,826	124,371
	Kinnevik AB	3,060,711	111,651
	Alfa Laval AB	4,105,487	107,748
	Electrolux AB Class B	2,945,743	104,069
	Skanska AB Class B	4,727,973	96,097
	Swedish Match AB	2,354,285	95,359
	Trelleborg AB Class B	3,239,916	86,478
	Svenska Cellulosa AB SCA Class B	7,763,881	80,334
	Securitas AB Class B	4,303,718	79,664
	Industrivarden AB Class A	2,568,409	72,378
	Industrivarden AB	2,408,734	64,170
	Castellum AB	3,578,181	61,698
	Tele2 AB	4,637,123	57,992
*	Lundin Petroleum AB	2,279,285	56,866
	Husqvarna AB	4,876,233	50,868
	Nibe Industrier AB Class B	4,901,437	47,728
	Elekta AB Class B	4,766,939	45,538
3	Dometic Group AB	3,896,789	42,173
	Com Hem Holding AB	2,362,072	41,050
^	ICA Gruppen AB	1,050,415	41,037
	L E Lundbergforetagen AB Class B	504,508	40,713
	Getinge AB	2,925,906	40,093
	Fabege AB	1,789,273	39,176
*	Swedish Orphan Biovitrum AB	2,159,445	37,936
	Loomis AB Class B	945,322	37,796
	Indutrade AB	1,214,422	37,454
	BillerudKorsnas AB	2,333,472	35,929
^	Intrum Justitia AB	967,993	35,892
*	SSAB AB Class B	6,850,997	35,643
	Holmen AB	674,620	35,539
	Hexpol AB	3,301,037	35,445
*	Fastighets AB Balder Class B	1,287,439	34,281
	AAK AB	363,594	33,819
	Modern Times Group MTG AB Class B	692,739	31,774
3	Thule Group AB	1,332,936	30,341
*,3	Ahlsell AB	4,387,554	29,594
	Axfood AB	1,404,374	28,239
	Saab AB Class B	569,107	27,263
	Hufvudstaden AB Class A	1,480,046	23,820
^	Wallenstam AB	2,467,647	23,365
	Lifco AB Class B	578,919	23,326
	NCC AB Class B	1,152,160	22,842
	Hemfosa Fastigheter AB	1,658,252	22,795
	Peab AB	2,640,485	22,653
	JM AB	962,395	21,708
	Wihlborgs Fastigheter AB	883,606	21,505

*,^	SSAB AB Class A	3,225,396	20,465
	AF AB	841,981	20,201
*	Investment AB Latour Class B	1,526,044	19,422
	Sweco AB Class B	840,603	18,977
3	Bravida Holding AB	2,619,555	18,653
	Kungsleden AB	2,548,174	18,051
	Avanza Bank Holding AB	312,737	17,568
	Pandox AB Class B	866,319	16,277
	Bonava AB (XSTO)	1,061,011	15,136
3	Attendo AB	1,381,082	14,586
	Vitrolife AB	163,728	14,331
	Oriflame Holding AG	306,328	13,719
*	NetEnt AB	2,366,333	13,441
*	Betsson AB	1,585,393	12,861
	Ratos AB	2,658,854	12,521
	Nobia AB	1,507,391	12,178
	Cloetta AB Class B	2,727,074	11,261
*	Bilia AB	1,145,018	11,014
^	Klovern AB	8,231,406	10,927
^	Mycronic AB	897,162	10,132
	Concentric AB	515,845	10,094
3	Scandic Hotels Group AB	906,594	10,031
	Atrium Ljungberg AB	599,952	9,911
*	Arjo AB	2,925,906	9,580
	Investment AB Oresund	495,365	8,927
	Bure Equity AB	660,827	8,276
3	Resurs Holding AB	1,108,227	8,221
	Hemfosa Fastigheter AB Preference Shares	355,566	8,109
*,3	Munters Group AB	1,079,932	7,905
	Lindab International AB	865,782	7,632
	Clas Ohlson AB	494,632	6,854
	Klovern AB Preference Shares	160,698	6,224
*,^	SAS AB	2,536,625	6,145
	SAS AB Preference Shares	89,575	6,116
	Mekonomen AB	331,835	6,068
	Svenska Handelsbanken AB Class B	405,150	5,988
	SkiStar AB	265,971	5,430
*,^	Collector AB	505,705	5,323
*,^	Fingerprint Cards AB Class B	3,158,076	4,879
*	Haldex AB	422,148	4,879
	NCC AB Class A	159,080	3,139
	Rezidor Hotel Group AB	742,419	2,366
3	Evolution Gaming Group AB	20,582	1,598
	Skandinaviska Enskilda Banken AB	123,235	1,576
	Bonava AB (XSTO)	62,514	895
	Sagax AB Preference Shares	83,252	357
			7,192,155
Switzerland (5.2%)
	Nestle SA	40,927,418	3,535,391
	Novartis AG	29,304,826	2,644,968
	Roche Holding AG	9,133,571	2,256,671
	UBS Group AG	45,828,904	930,300
	ABB Ltd.	25,434,628	708,934
	Credit Suisse Group AG	33,691,375	651,626
	Zurich Insurance Group AG	1,979,642	651,199
	Cie Financiere Richemont SA	6,709,054	643,506
	Swiss Re AG	4,102,329	404,627

	LafargeHolcim Ltd. (XVTX)	4,931,877	301,757
	Givaudan SA	121,022	291,331
	Lonza Group AG	972,822	270,286
	Sika AG	27,793	240,765
	Geberit AG	480,944	227,790
	Julius Baer Group Ltd.	2,840,346	195,121
	Swatch Group AG (Bearer)	398,728	182,414
	Adecco Group AG	2,201,148	181,113
	SGS SA	64,891	174,438
	Partners Group Holding AG	218,030	169,421
	Swisscom AG	291,958	159,435
	Swiss Life Holding AG	422,631	158,697
	Schindler Holding AG	529,962	132,789
	Kuehne & Nagel International AG	660,148	121,238
	Sonova Holding AG	667,041	107,494
	Temenos Group AG	770,112	106,427
	Baloise Holding AG	618,521	101,191
*	Vifor Pharma AG	683,437	100,513
	Straumann Holding AG	131,373	100,275
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	1,331	99,481
	Roche Holding AG (Bearer)	377,251	94,268
	Swiss Prime Site AG	970,875	93,993
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	13,772	86,266
	LafargeHolcim Ltd. (XPAR)	1,401,544	85,916
	Logitech International SA	1,916,884	80,392
	Clariant AG	2,780,290	79,580
	Georg Fischer AG	54,793	79,321
	EMS-Chemie Holding AG	95,079	69,894
*	Dufry AG	426,029	66,089
	ams AG	710,772	65,679
	Flughafen Zurich AG	252,569	64,345
	Schindler Holding AG (Registered)	253,791	61,768
^	BB Biotech AG	742,717	56,390
3	VAT Group AG	341,963	54,631
	Helvetia Holding AG	89,855	53,532
	PSP Swiss Property AG	541,735	53,272
	Swatch Group AG (Registered)	596,268	51,508
	Barry Callebaut AG	25,150	51,473
	OC Oerlikon Corp. AG	2,552,144	45,536
3	Sunrise Communications Group AG	449,151	42,231
	GAM Holding AG	2,078,426	39,039
	Bucher Industries AG	85,127	39,004
	Cembra Money Bank AG	393,746	38,842
	dormakaba Holding AG	41,521	38,203
	Pargesa Holding SA	400,603	36,520
	DKSH Holding AG	357,234	33,404
	Tecan Group AG	148,139	32,791
	Allreal Holding AG	187,298	32,587
*,3	Galenica AG	631,743	31,910
*	Idorsia Ltd.	1,022,026	31,664
*	Landis&Gyr Group AG	382,473	31,616
	Banque Cantonale Vaudoise	36,832	30,981
	Belimo Holding AG	6,230	29,206
^	Panalpina Welttransport Holding AG	175,767	29,085
*	Aryzta AG (XVTX)	1,031,341	27,766
	SFS Group AG	216,830	27,246
	Forbo Holding AG	15,029	25,415

	Valiant Holding AG	203,550	24,586
	Sulzer AG	168,133	23,894
	Mobimo Holding AG	76,981	21,535
	Vontobel Holding AG	289,241	20,897
	Emmi AG	26,418	20,031
	Daetwyler Holding AG	90,228	19,158
	u-blox Holding AG	87,054	18,252
	Conzzeta AG	14,310	17,422
	Siegfried Holding AG	45,909	16,431
	Inficon Holding AG	25,922	16,221
	Valora Holding AG	43,300	15,935
	Komax Holding AG	45,593	15,724
^	Burckhardt Compression Holding AG	41,813	15,542
*	Meyer Burger Technology AG	7,350,931	14,952
	St. Galler Kantonalbank AG	26,507	14,866
	Schweiter Technologies AG	11,590	14,499
	COSMO Pharmaceuticals NV	96,158	14,303
	Autoneum Holding AG	43,055	14,237
	Bobst Group SA	105,541	13,840
	Implenia AG	187,351	13,591
*,^	Basilea Pharmaceutica AG	147,275	11,949
	Ascom Holding AG	458,674	11,866
	Rieter Holding AG	43,839	11,707
	Interroll Holding AG	7,025	11,620
	VZ Holding AG	33,965	11,461
	LEM Holding SA	6,368	11,438
	Huber & Suhner AG	189,328	11,041
	EFG International AG	925,370	10,404
	Bachem Holding AG	66,417	10,047
*	Arbonia AG	547,992	9,787
*,^	Leonteq AG	134,078	8,368
	BKW AG	128,019	8,187
	Bossard Holding AG	31,414	8,113
^	Ypsomed Holding AG	43,000	8,053
	Intershop Holding AG	14,855	7,824
	Bell Food Group AG	15,351	7,374
	ALSO Holding AG	46,341	6,828
	Zehnder Group AG	145,859	6,759
^	Kudelski SA	470,460	5,915
	APG SGA SA	11,899	5,866
	Swissquote Group Holding SA	109,888	5,431
	Vetropack Holding AG	2,648	5,322
*	Schmolz & Bickenbach AG	5,904,025	5,070
*,^	Alpiq Holding AG	44,269	3,463
	Plazza AG	10,482	2,544
*	Comet Holding AG	8,842	1,541
*	Orascom Development Holding AG	43,207	776
	CS Real Estate Fund LivingPlus	1,738	262
			18,295,493
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	305,098,063	2,666,345
	Hon Hai Precision Industry Co. Ltd.	197,165,924	621,587
	Formosa Plastics Corp.	64,531,997	228,984
	Nan Ya Plastics Corp.	75,227,635	206,537
	MediaTek Inc.	19,436,733	198,880
	Cathay Financial Holding Co. Ltd.	104,070,645	194,621
	Largan Precision Co. Ltd.	1,364,486	187,014

Fubon Financial Holding Co. Ltd.	97,671,307	181,444
CTBC Financial Holding Co. Ltd.	243,082,924	177,625
Formosa Chemicals & Fibre Corp.	45,395,428	169,368
Chunghwa Telecom Co. Ltd.	42,512,399	158,104
Uni-President Enterprises Corp.	63,623,204	152,727
Delta Electronics Inc.	28,749,682	144,908
China Steel Corp.	166,144,958	142,011
Mega Financial Holding Co. Ltd.	146,623,928	127,185
Advanced Semiconductor Engineering Inc.	85,152,994	120,835
Catcher Technology Co. Ltd.	9,763,800	111,693
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,269,407	102,827
First Financial Holding Co. Ltd.	130,878,063	90,431
Asustek Computer Inc.	9,354,845	90,109
E.Sun Financial Holding Co. Ltd.	132,186,139	86,990
Taiwan Mobile Co. Ltd.	21,244,842	81,251
Formosa Petrochemical Corp.	18,062,230	76,711
Quanta Computer Inc.	35,214,950	76,641
Yuanta Financial Holding Co. Ltd.	154,339,765	74,029
President Chain Store Corp.	7,459,351	73,812
Pegatron Corp.	26,744,639	72,358
Taiwan Cooperative Financial Holding Co. Ltd.	119,804,435	71,302
China Development Financial Holding Corp.	187,641,856	68,829
Hotai Motor Co. Ltd.	5,152,000	67,022
Hua Nan Financial Holdings Co. Ltd.	110,465,797	65,919
Taishin Financial Holding Co. Ltd.	127,589,438	64,278
United Microelectronics Corp.	130,491,175	63,686
Taiwan Cement Corp.	48,123,768	62,151
Far EasTone Telecommunications Co. Ltd.	21,661,000	56,512
Yageo Corp.	4,263,956	56,352
Innolux Corp.	114,642,024	53,992
Chailease Holding Co. Ltd.	15,261,076	51,292
SinoPac Financial Holdings Co. Ltd.	140,947,214	48,565
Pou Chen Corp.	35,895,517	48,251
Far Eastern New Century Corp.	53,602,717	47,832
Chang Hwa Commercial Bank Ltd.	78,512,008	46,034
Win Semiconductors Corp.	5,022,244	44,869
Cheng Shin Rubber Industry Co. Ltd.	24,999,646	43,578
Globalwafers Co. Ltd.	2,785,000	42,582
Foxconn Technology Co. Ltd.	14,846,959	42,369
Lite-On Technology Corp.	28,365,444	41,685
Compal Electronics Inc.	55,516,689	41,329
Shin Kong Financial Holding Co. Ltd.	106,687,258	39,142
Advantech Co. Ltd.	4,971,079	38,869
AU Optronics Corp.	81,614,640	38,819
Hiwin Technologies Corp.	2,965,630	38,347
Siliconware Precision Industries Co. Ltd.	20,888,123	36,093
Acer Inc.	38,068,682	36,054
* Macronix International	22,778,324	35,657
China Life Insurance Co. Ltd.	32,742,138	33,677
Inventec Corp.	40,790,315	33,292
Asia Cement Corp.	31,849,567	32,795
Novatek Microelectronics Corp.	7,634,275	32,051
Chunghwa Telecom Co. Ltd. ADR	842,006	31,196
Winbond Electronics Corp.	38,009,474	30,735
Airtac International Group	1,930,996	30,638
Powertech Technology Inc.	9,339,955	30,336
Micro-Star International Co. Ltd.	9,035,000	29,814

Wistron Corp.	35,314,606	29,632
WPG Holdings Ltd.	21,119,553	28,791
Chroma ATE Inc.	4,954,800	28,168
Accton Technology Corp.	6,891,800	27,598
Vanguard International Semiconductor Corp.	11,787,000	26,568
Eclat Textile Co. Ltd.	2,623,201	26,343
Nanya Technology Corp.	9,573,773	25,986
Sino-American Silicon Products Inc.	7,352,428	25,580
Synnex Technology International Corp.	18,012,286	25,469
Realtek Semiconductor Corp.	6,235,215	24,859
Walsin Lihwa Corp.	40,780,000	23,413
* HTC Corp.	9,547,792	23,229
* Epistar Corp.	12,988,760	22,898
* Tatung Co. Ltd.	27,781,738	22,782
Teco Electric and Machinery Co. Ltd.	23,234,000	22,373
* Taiwan High Speed Rail Corp.	27,110,648	22,161
Phison Electronics Corp.	2,101,510	21,413
Walsin Technology Corp.	6,350,163	21,361
E Ink Holdings Inc.	11,508,000	20,920
Tripod Technology Corp.	6,459,023	20,818
Feng TAY Enterprise Co. Ltd.	4,355,615	20,583
* Ruentex Development Co. Ltd.	17,684,118	20,295
Giant Manufacturing Co. Ltd.	3,598,319	20,189
St. Shine Optical Co. Ltd.	619,000	19,786
Chicony Electronics Co. Ltd.	7,431,962	19,565
General Interface Solution Holding Ltd.	2,636,829	19,559
Highwealth Construction Corp.	12,215,860	19,190
Nien Made Enterprise Co. Ltd.	1,812,000	18,612
Chipbond Technology Corp.	7,983,000	18,421
Parade Technologies Ltd.	877,805	18,339
* TaiMed Biologics Inc.	2,589,000	17,743
Compeq Manufacturing Co. Ltd.	14,312,000	17,741
King's Town Bank Co. Ltd.	12,131,000	17,381
Ruentex Industries Ltd.	9,588,340	16,943
^ AU Optronics Corp. ADR	3,426,890	16,415
Taiwan Business Bank	54,598,711	16,184
Taiwan Fertilizer Co. Ltd.	11,730,000	16,078
Gigabyte Technology Co. Ltd.	6,448,000	16,074
Silergy Corp.	743,000	15,865
Siliconware Precision Industries Co. Ltd. ADR	1,858,073	15,849
* China Petrochemical Development Corp.	29,730,647	15,550
* Evergreen Marine Corp. Taiwan Ltd.	26,028,605	15,362
Merida Industry Co. Ltd.	3,225,440	15,209
Eva Airways Corp.	28,643,273	15,163
Standard Foods Corp.	5,891,505	15,113
* TPK Holding Co. Ltd.	4,248,513	15,110
Simplo Technology Co. Ltd.	2,325,867	14,843
Radiant Opto-Electronics Corp.	5,841,948	14,829
Merry Electronics Co. Ltd.	2,318,976	14,530
King Yuan Electronics Co. Ltd.	14,056,000	14,525
* China Airlines Ltd.	34,898,646	14,453
FLEXium Interconnect Inc.	3,735,802	14,268
Global Unichip Corp.	1,155,165	14,215
Zhen Ding Technology Holding Ltd.	6,184,355	14,139
LCY Chemical Corp.	9,075,288	14,046
Formosa Taffeta Co. Ltd.	12,580,000	13,998
* Taiwan Glass Industry Corp.	20,964,547	13,953

Bizlink Holding Inc.	1,444,029	13,666
Qisda Corp.	18,047,880	13,149
Elite Material Co. Ltd.	3,738,965	13,131
CTCI Corp.	8,391,000	13,039
eMemory Technology Inc.	910,000	12,945
^ United Microelectronics Corp. ADR	5,290,611	12,909
Gourmet Master Co. Ltd.	887,390	12,839
Unimicron Technology Corp.	17,175,750	12,516
Eternal Materials Co. Ltd.	11,485,407	12,178
HannStar Display Corp.	33,171,060	12,133
Hota Industrial Manufacturing Co. Ltd.	2,855,517	11,973
Primax Electronics Ltd.	4,229,000	11,959
TCI Co. Ltd.	1,033,717	11,823
Tong Yang Industry Co. Ltd.	6,421,126	11,817
China Synthetic Rubber Corp.	6,995,042	11,783
Transcend Information Inc.	4,073,007	11,773
Poya International Co. Ltd.	914,299	11,756
Lien Hwa Industrial Corp.	9,013,907	11,675
Long Chen Paper Co. Ltd.	10,169,928	11,643
Grand Pacific Petrochemical	11,635,000	11,462
ASPEED Technology Inc.	434,253	11,398
Land Mark Optoelectronics Corp.	896,800	11,354
Asia Optical Co. Inc.	2,810,000	11,350
Feng Hsin Steel Co. Ltd.	5,443,000	11,186
TSRC Corp.	9,005,626	11,080
King Slide Works Co. Ltd.	813,000	11,017
Yulon Motor Co. Ltd.	13,359,015	10,892
Taiwan Secom Co. Ltd.	3,520,920	10,883
* PharmaEssentia Corp.	2,094,286	10,881
Wistron NeWeb Corp.	3,640,714	10,837
Taiwan Paiho Ltd.	3,125,300	10,748
Makalot Industrial Co. Ltd.	2,355,223	10,690
Waterland Financial Holdings Co. Ltd.	30,818,907	10,551
* OBI Pharma Inc.	1,651,000	10,509
Voltronic Power Technology Corp.	591,781	10,506
Kenda Rubber Industrial Co. Ltd.	8,179,991	10,381
Grape King Bio Ltd.	1,419,000	10,310
TTY Biopharm Co. Ltd.	2,837,780	10,139
Oriental Union Chemical Corp.	9,861,700	10,095
Capital Securities Corp.	24,638,175	10,059
China Steel Chemical Corp.	2,046,000	9,991
WT Microelectronics Co. Ltd.	6,185,924	9,967
Visual Photonics Epitaxy Co. Ltd.	2,459,812	9,915
Taichung Commercial Bank Co. Ltd.	28,586,317	9,904
Mitac Holdings Corp.	8,482,386	9,877
Ennoconn Corp.	599,223	9,739
* Foxsemicon Integrated Technology Inc.	1,078,250	9,586
Taiwan Union Technology Corp.	2,987,451	9,219
Sercomm Corp.	3,211,000	9,207
* Genius Electronic Optical Co. Ltd.	956,979	9,174
TA Chen Stainless Pipe	10,852,276	9,052
Elan Microelectronics Corp.	5,710,000	9,048
Tung Ho Steel Enterprise Corp.	9,998,842	8,948
* Wafer Works Corp.	5,418,542	8,920
Chunghwa Precision Test Tech Co. Ltd.	219,000	8,915
* Asia Pacific Telecom Co. Ltd.	25,509,848	8,795
Cub Elecparts Inc.	851,710	8,722

Chin-Poon Industrial Co. Ltd.	4,627,000	8,596
Great Wall Enterprise Co. Ltd.	7,299,920	8,511
Everlight Electronics Co. Ltd.	5,356,497	8,414
Advanced Ceramic X Corp.	650,000	8,383
Cheng Uei Precision Industry Co. Ltd.	5,255,485	8,273
ITEQ Corp.	3,836,140	8,177
Chong Hong Construction Co. Ltd.	2,685,416	8,087
Ardentec Corp.	6,092,909	8,015
Faraday Technology Corp.	2,857,666	7,998
Far Eastern International Bank	24,029,376	7,964
Yungtay Engineering Co. Ltd.	4,199,000	7,904
Nan Kang Rubber Tire Co. Ltd.	8,425,209	7,827
Tong Hsing Electronic Industries Ltd.	1,913,259	7,793
* YFY Inc.	16,650,515	7,764
Taiwan Semiconductor Co. Ltd.	3,124,000	7,741
* Chilisin Electronics Corp.	2,286,204	7,616
China Motor Corp.	8,327,000	7,610
Greatek Electronics Inc.	3,889,000	7,552
Sinbon Electronics Co. Ltd.	2,646,645	7,441
A-DATA Technology Co. Ltd.	2,974,088	7,341
U-Ming Marine Transport Corp.	5,464,000	7,249
Darwin Precisions Corp.	5,838,000	7,191
Clevo Co.	7,348,796	7,130
Huaku Development Co. Ltd.	2,860,087	7,120
Holy Stone Enterprise Co. Ltd.	1,837,150	7,052
Far Eastern Department Stores Ltd.	13,032,977	6,994
Charoen Pokphand Enterprise	3,085,200	6,993
UPC Technology Corp.	10,884,611	6,859
Cheng Loong Corp.	12,440,600	6,784
Sunny Friend Environmental Technology Co. Ltd.	868,000	6,737
Taiwan Hon Chuan Enterprise Co. Ltd.	3,478,496	6,706
Getac Technology Corp.	4,452,000	6,637
Elite Advanced Laser Corp.	1,496,736	6,628
* Mercuries Life Insurance Co. Ltd.	11,967,491	6,567
Coretronic Corp.	4,996,000	6,557
PChome Online Inc.	1,166,982	6,498
Tainan Spinning Co. Ltd.	13,716,404	6,483
China Bills Finance Corp.	12,110,000	6,460
Kinsus Interconnect Technology Corp.	3,716,000	6,423
Sanyang Motor Co. Ltd.	8,892,540	6,423
Career Technology MFG. Co. Ltd.	4,268,000	6,416
Taiwan Acceptance Corp.	1,631,000	6,351
Pharmally International Holding Co. Ltd.	496,596	6,304
Pixart Imaging Inc.	1,324,711	6,287
* Egis Technology Inc.	825,000	6,241
USI Corp.	11,680,347	6,227
Yieh Phui Enterprise Co. Ltd.	15,484,129	6,134
Prince Housing & Development Corp.	13,981,559	6,038
Wan Hai Lines Ltd.	9,383,325	5,988
Pan Jit International Inc.	4,797,000	5,982
Topco Scientific Co. Ltd.	1,931,589	5,884
PharmaEngine Inc.	1,163,179	5,858
Lung Yen Life Service Corp.	2,538,000	5,842
Kinpo Electronics	15,490,000	5,715
Cleanaway Co. Ltd.	970,000	5,710
Casetek Holdings Ltd.	1,543,000	5,687
AmTRAN Technology Co. Ltd.	9,274,716	5,555

Hung Sheng Construction Ltd.	5,972,000	5,550
Depo Auto Parts Ind Co. Ltd.	1,749,000	5,485
* Neo Solar Power Corp.	11,431,268	5,447
Sigurd Microelectronics Corp.	4,370,000	5,446
Shinkong Synthetic Fibers Corp.	16,299,451	5,442
* President Securities Corp.	10,160,798	5,371
China General Plastics Corp.	4,630,774	5,333
Hu Lane Associate Inc.	1,014,000	5,280
Taiwan Styrene Monomer	7,095,342	5,190
Holtek Semiconductor Inc.	1,918,000	5,153
* Goldsun Building Materials Co. Ltd.	15,610,830	5,143
Ginko International Co. Ltd.	631,800	5,091
* China Man-Made Fiber Corp.	15,404,150	5,048
* Unitech Printed Circuit Board Corp.	6,350,248	5,045
Wisdom Marine Lines Co. Ltd.	5,022,102	5,003
momo.com Inc.	554,000	4,994
Elite Semiconductor Memory Technology Inc.	3,258,000	4,980
* Lealea Enterprise Co. Ltd.	12,572,197	4,956
* Yang Ming Marine Transport Corp.	12,444,607	4,947
Lotes Co. Ltd.	810,000	4,932
Shin Zu Shing Co. Ltd.	1,698,000	4,918
United Integrated Services Co. Ltd.	2,379,000	4,840
TXC Corp.	3,309,979	4,658
Tung Thih Electronic Co. Ltd.	851,000	4,607
Lite-On Semiconductor Corp.	2,988,439	4,574
BES Engineering Corp.	16,731,000	4,480
Flytech Technology Co. Ltd.	1,511,919	4,478
Ton Yi Industrial Corp.	9,372,850	4,453
ScinoPharm Taiwan Ltd.	3,688,060	4,411
Farglory Land Development Co. Ltd.	3,971,815	4,387
Aten International Co. Ltd.	1,447,000	4,369
Mercuries & Associates Holding Ltd.	5,072,520	4,343
* Radium Life Tech Co. Ltd.	10,411,865	4,342
* Motech Industries Inc.	5,550,409	4,312
Supreme Electronics Co. Ltd.	4,410,028	4,284
Pan-International Industrial Corp.	4,874,991	4,236
Namchow Holdings Co. Ltd.	1,976,000	4,194
* Lextar Electronics Corp.	4,974,000	4,140
Cathay Real Estate Development Co. Ltd.	7,261,800	4,124
Advanced Wireless Semiconductor Co.	1,654,000	4,107
Wah Lee Industrial Corp.	2,092,000	4,105
Formosa International Hotels Corp.	771,422	4,101
* Ho Tung Chemical Corp.	12,553,863	4,092
* Center Laboratories Inc.	2,431,290	4,071
Sporton International Inc.	718,098	4,048
Kinik Co.	1,449,000	4,030
Systex Corp.	1,936,000	3,975
* Wei Chuan Foods Corp.	4,879,000	3,933
Taiwan Surface Mounting Technology Corp.	3,766,118	3,930
Sitronix Technology Corp.	1,311,000	3,910
OptoTech Corp.	5,014,608	3,908
YC INOX Co. Ltd.	4,261,100	3,902
Taiwan TEA Corp.	7,421,000	3,893
D-Link Corp.	8,697,204	3,892
* Ritek Corp.	20,197,976	3,888
Gemtek Technology Corp.	4,034,564	3,887
Syncmold Enterprise Corp.	1,775,000	3,863

Asia Vital Components Co. Ltd.	3,577,148	3,794
Taiwan Cogeneration Corp.	4,154,550	3,762
AcBel Polytech Inc.	4,801,000	3,747
Firich Enterprises Co. Ltd.	2,664,486	3,705
Adlink Technology Inc.	1,728,614	3,678
Test Rite International Co. Ltd.	4,689,314	3,675
Nan Liu Enterprise Co. Ltd.	649,000	3,606
Taiflex Scientific Co. Ltd.	1,980,549	3,595
* Microbio Co. Ltd.	4,723,907	3,564
Sinyi Realty Inc.	2,724,453	3,560
Kung Long Batteries Industrial Co. Ltd.	720,487	3,520
Test Research Inc.	2,259,503	3,518
Wowprime Corp.	756,015	3,515
International Games System Co. Ltd.	623,000	3,503
Masterlink Securities Corp.	11,319,027	3,492
Universal Cement Corp.	4,453,220	3,486
* Gintech Energy Corp.	5,756,181	3,455
Hsin Kuang Steel Co. Ltd.	3,237,000	3,438
Xxentria Technology Materials Corp.	1,566,224	3,436
Chaun-Choung Technology Corp.	992,000	3,382
Everlight Chemical Industrial Corp.	5,249,113	3,321
YungShin Global Holding Corp.	2,359,850	3,313
Sunplus Technology Co. Ltd.	5,294,000	3,312
Rechi Precision Co. Ltd.	3,283,596	3,305
Chlitina Holding Ltd.	668,300	3,276
* CMC Magnetics Corp.	19,641,364	3,273
Posiflex Technology Inc.	674,545	3,252
FocalTech Systems Co. Ltd.	3,139,098	3,247
Kindom Construction Corp.	4,204,000	3,221
Gloria Material Technology Corp.	4,615,136	3,205
Altek Corp.	2,908,353	3,187
Brogent Technologies Inc.	395,642	3,167
IEI Integration Corp.	2,268,694	3,157
Alpha Networks Inc.	3,507,000	3,156
Asia Polymer Corp.	4,923,522	3,143
* Ta Ya Electric Wire & Cable	6,721,950	3,062
Zeng Hsing Industrial Co. Ltd.	690,000	3,043
Darfon Electronics Corp.	2,900,000	3,033
Taiwan PCB Techvest Co. Ltd.	2,827,153	3,032
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,174,250	3,023
Yulon Nissan Motor Co. Ltd.	332,179	3,013
Soft-World International Corp.	1,203,620	2,990
Long Bon International Co. Ltd.	5,915,000	2,980
China Metal Products	3,034,243	2,958
* Taigen Biopharmaceuticals Holdings Ltd.	3,480,289	2,840
* Taiwan Land Development Corp.	8,145,744	2,837
* Li Peng Enterprise Co. Ltd.	9,505,615	2,823
TYC Brother Industrial Co. Ltd.	2,505,000	2,765
* Shining Building Business Co. Ltd.	7,149,993	2,756
Weltrend Semiconductor	2,612,500	2,714
Senao International Co. Ltd.	1,537,000	2,702
Dynapack International Technology Corp.	1,699,000	2,695
Sampo Corp.	5,771,000	2,647
Basso Industry Corp.	1,173,200	2,646
CyberTAN Technology Inc.	3,765,000	2,600
* Orient Semiconductor Electronics Ltd.	8,310,000	2,592
Sincere Navigation Corp.	3,742,000	2,589

* Etron Technology Inc.	4,859,000	2,586
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	919,000	2,579
Evergreen International Storage & Transport Corp.	5,350,000	2,559
Toung Loong Textile Manufacturing	1,030,000	2,542
Yeong Guan Energy Technology Group Co. Ltd.	985,000	2,503
Chung Hwa Pulp Corp.	6,321,712	2,481
Nan Ya Printed Circuit Board Corp.	2,752,059	2,474
Iron Force Industrial Co. Ltd.	679,000	2,454
Rich Development Co. Ltd.	7,044,000	2,419
L&K Engineering Co. Ltd.	2,002,000	2,388
Gigasolar Materials Corp.	294,600	2,340
Federal Corp.	5,031,272	2,319
Advanced Semiconductor Engineering Inc. ADR	322,901	2,309
Quanta Storage Inc.	2,107,000	2,309
* Elitegroup Computer Systems Co. Ltd.	3,568,441	2,291
Swancor Holding Co. Ltd.	808,000	2,286
Jentech Precision Industrial Co. Ltd.	947,354	2,283
* Gigastorage Corp.	4,059,096	2,204
Zinwell Corp.	2,193,000	2,178
Huang Hsiang Construction Corp.	2,043,000	2,174
Lingsen Precision Industries Ltd.	4,121,000	2,157
* CSBC Corp. Taiwan	4,375,100	2,143
Formosan Rubber Group Inc.	3,867,754	2,102
Ability Enterprise Co. Ltd.	2,715,249	2,081
* Concord Securities Co. Ltd.	6,330,219	2,070
ITE Technology Inc.	1,562,625	2,004
Tyntek Corp.	3,415,438	1,993
Li Cheng Enterprise Co. Ltd.	1,274,670	1,977
Sonix Technology Co. Ltd.	1,621,000	1,952
* TWi Pharmaceuticals Inc.	697,000	1,947
* Chimei Materials Technology Corp.	4,592,000	1,930
* Ichia Technologies Inc.	3,378,000	1,909
Chun Yuan Steel	4,652,653	1,835
Unizyx Holding Corp.	3,418,000	1,811
Hong Pu Real Estate Development Co. Ltd.	2,311,946	1,791
* Medigen Biotechnology Corp.	1,443,032	1,782
* Silicon Integrated Systems Corp.	5,140,638	1,780
KEE TAI Properties Co. Ltd.	4,962,740	1,778
* Green Energy Technology Inc.	2,937,405	1,761
* HannsTouch Solution Inc.	5,691,559	1,756
* Solartech Energy Corp.	3,284,364	1,706
* ALI Corp.	2,722,000	1,703
Global Mixed Mode Technology Inc.	726,000	1,703
* Gold Circuit Electronics Ltd.	4,786,000	1,682
* Kuo Toong International Co. Ltd.	2,308,643	1,661
China Chemical & Pharmaceutical Co. Ltd.	2,607,000	1,661
Tong-Tai Machine & Tool Co. Ltd.	2,358,218	1,647
Globe Union Industrial Corp.	2,412,625	1,614
Bank of Kaohsiung Co. Ltd.	4,628,508	1,542
WUS Printed Circuit Co. Ltd.	2,417,400	1,540
* King's Town Construction Co. Ltd.	1,882,771	1,483
* Lotus Pharmaceutical Co. Ltd.	889,000	1,481
Advanced International Multitech Co. Ltd.	1,334,000	1,463
Cyberlink Corp.	638,578	1,426
Infortrend Technology Inc.	2,890,000	1,424
* Unity Opto Technology Co. Ltd.	3,520,409	1,424
Taiyen Biotech Co. Ltd.	1,444,979	1,397

*	China Electric Manufacturing Corp.	3,905,000	1,394
	MIN AIK Technology Co. Ltd.	1,517,600	1,389
	Green Seal Holding Ltd.	634,590	1,366
	Johnson Health Tech Co. Ltd.	1,105,110	1,328
*	Phihong Technology Co. Ltd.	2,890,000	1,318
*	G Tech Optoelectronics Corp.	2,044,777	1,294
	Run Long Construction Co. Ltd.	790,949	1,245
	Global Brands Manufacture Ltd.	2,831,462	1,228
*	E-Ton Solar Tech Co. Ltd.	4,174,096	1,195
	CHC Healthcare Group	966,489	1,172
	Jess-Link Products Co. Ltd.	1,121,595	1,157
*	AGV Products Corp.	4,394,203	1,138
	Sheng Yu Steel Co. Ltd.	1,178,000	1,131
	Nien Hsing Textile Co. Ltd.	1,287,726	1,112
*	Champion Building Materials Co. Ltd.	3,665,000	1,072
*	Dynamic Electronics Co. Ltd.	2,634,000	1,007
	GeoVision Inc.	724,066	977
	ACES Electronic Co. Ltd.	1,099,000	941
	FSP Technology Inc.	1,120,071	940
*	LES Enphants Co. Ltd.	2,209,461	913
	Sunrex Technology Corp.	1,294,590	771
	Tsann Kuen Enterprise Co. Ltd.	930,000	763
*,2	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	731
	Vivotek Inc.	195,000	620
	Taiwan Shin Kong Security Co. Ltd.	447,183	594
*,2	XPEC Entertainment Inc.	872,075	395
	ENG Electric Co. Ltd.	1,590,973	385
	San Shing Fastech Corp.	195,406	368
	Microlife Corp.	147,400	355
	Taiwan Fire & Marine Insurance Co. Ltd.	166,053	119
	Ambassador Hotel	33,531	27
	Chia Hsin Cement Corp.	22,000	10
			10,991,258
Thailand (0.9%)
*	PTT PCL	16,695,490	262,130
*	CP ALL PCL (Local)	48,476,687	123,434
	Siam Cement PCL NVDR	7,474,520	117,338
	Kasikornbank PCL (XBKK)	12,882,891	94,511
*	Airports of Thailand PCL	37,009,510	82,624
*	Central Pattana PCL (XBKK)	29,004,892	76,862
	Kasikornbank PCL (Foreign)	10,262,033	75,611
*	Siam Commercial Bank PCL (Local)	14,177,397	71,184
*	PTT Global Chemical PCL (XBKK)	22,804,885	70,028
*	Bangkok Dusit Medical Services PCL (XBKK)	98,346,799	67,885
*	Minor International PCL	48,041,099	67,431
	Siam Commercial Bank PCL	12,904,800	64,794
	Siam Cement PCL (Foreign)	3,691,035	57,943
*	Advanced Info Service PCL (Local)	8,865,978	54,470
	CP ALL PCL (Foreign)	21,310,270	54,261
*	PTT Exploration and Production PCL (Local)	12,877,378	48,898
	Airports of Thailand PCL (Foreign)	21,397,656	47,770
*	Energy Absolute PCL	21,823,074	47,097
	Intouch Holdings PCL (XBKK)	24,948,900	45,792
	Bangkok Bank PCL (Foreign)	6,239,502	44,177
*	Charoen Pokphand Foods PCL	52,746,922	39,711
*	Banpu PCL (Local)	54,441,071	39,619
*	Krung Thai Bank PCL (XBKK)	57,721,713	36,816

	PTT PCL (Foreign)	2,275,090	35,720
	Advanced Info Service PCL (Foreign)	5,747,528	35,311
*	Thai Oil PCL	10,041,217	32,846
*	Indorama Ventures PCL (XBKK)	18,300,715	32,695
*	IRPC PCL	120,795,372	28,322
*	True Corp. PCL (XBKK)	119,136,277	25,647
*	Home Product Center PCL (XBKK)	54,827,403	24,877
*	Kasikornbank PCL (XBKK)	3,382,600	24,815
*	Electricity Generating PCL	3,504,491	24,361
*	Bumrungrad Hospital PCL (XBKK)	3,820,662	23,864
	Siam Commercial Bank PCL (Foreign)	4,599,400	23,093
*	Bangkok Expressway & Metro PCL (XBKK)	88,497,054	21,894
	PTT Exploration & Production PCL (Foreign)	5,711,010	21,686
*	Thanachart Capital PCL	11,375,400	21,410
	BTS Group Holdings PCL (XBKK)	71,651,600	18,368
*	Berli Jucker PCL (XBKK)	9,942,065	18,230
*	Bangchak Corp. PCL	13,577,600	18,083
*	Thai Union Group PCL	27,075,545	17,891
*	TMB Bank PCL (XBKK)	190,822,000	17,652
*	Kiatnakin Bank PCL (XBKK)	6,666,400	17,389
*	Digital Telecommunications Infrastructure Fund	35,825,500	16,833
	Land & Houses PCL (XBKK)	43,998,892	16,309
	Ratchaburi Electricity Generating Holding PCL	8,995,000	15,727
*	Central Plaza Hotel PCL	9,459,200	15,637
*	Delta Electronics Thailand PCL	6,130,690	15,053
*	Land & Houses PCL (XBKK)	38,588,344	14,304
*	Krungthai Card PCL	1,840,200	14,089
*	Robinson PCL	6,084,200	13,948
	Thai Oil PCL (Foreign)	4,176,800	13,663
*	BTS Rail Mass Transit Growth Infrastructure Fund	34,985,524	13,391
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	23,562,800	13,305
*	Jasmine Broadband Internet Infrastructure Fund	34,503,900	13,223
*	Total Access Communication PCL	8,290,400	13,016
	PTT Global Chemical PCL (XBKK)	4,225,236	12,975
	Bangkok Dusit Medical Services PCL (XBKK)	18,553,600	12,807
*	Muangthai Leasing PCL	9,396,100	12,804
*	Srisawad Corp. PCL	6,349,116	12,757
	Global Power Synergy PCL	4,794,700	12,710
*	Tisco Financial Group PCL (XBKK)	4,434,920	12,520
*	KCE Electronics PCL	5,194,800	12,343
*	CH Karnchang PCL	14,130,000	12,062
*	Sino-Thai Engineering & Construction PCL	15,032,542	11,839
	Beauty Community PCL	16,397,842	11,596
*,3	Star Petroleum Refining PCL	19,694,900	10,491
	TMB Bank PCL (XBKK)	112,734,300	10,429
*	WHA Corp. PCL (XBKK)	76,717,150	10,335
*	Supalai PCL Public Company	13,514,500	10,143
	Berli Jucker PCL (XBKK)	5,312,837	9,754
*	Esso Thailand PCL	15,713,800	9,532
	Krung Thai Bank PCL (Foreign)	14,913,137	9,512
*	Bangkok Land PCL	171,727,000	9,491
	Tisco Financial Group PCL (XBKK)	3,308,400	9,340
	Home Product Center PCL (XBKK)	20,294,238	9,208
*	Glow Energy PCL	3,374,536	9,173
*	Workpoint Entertainment PCL	3,328,655	8,846
	Central Pattana PCL (XBKK)	3,333,500	8,834
*	Carabao Group PCL	3,350,400	8,818

* B Grimm Power PCL	9,230,273	8,674
* Siam Global House PCL	15,955,958	8,665
* Hana Microelectronics PCL	6,185,000	8,391
* Amata Corp. PCL	9,805,400	8,041
* TPI Polene PCL	116,794,900	7,989
* TPI Polene Power PCL	30,976,480	7,959
* Siam City Cement PCL (Local)	892,149	7,663
* Sansiri PCL (Local)	108,313,000	7,535
Indorama Ventures PCL (XBKK)	4,205,648	7,514
Glow Energy PCL (Foreign)	2,743,145	7,457
* Quality Houses PCL (XBKK)	71,687,950	7,328
Bangkok Life Assurance PCL (XBKK)	6,119,320	7,225
Krung Thai Bank PCL (XBKK)	11,263,200	7,184
Banpu PCL	9,653,191	7,025
* Thai Airways International PCL	13,254,878	6,982
* AP Thailand PCL	24,345,000	6,876
Thai Union Frozen Products PCL (Foreign)	10,402,800	6,874
* Banpu Power PCL	8,062,900	6,806
* Major Cineplex Group PCL	6,929,080	6,564
* Tipco Asphalt PCL	8,739,400	6,413
* Superblock PCL	168,496,200	6,284
Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,252
* VGI Global Media PCL (XBKK)	30,071,892	6,183
* Thai Vegetable Oil PCL	5,106,970	5,543
* CK Power PCL	39,599,200	5,448
* Taokaenoi Food & Marketing PCL	7,232,551	5,148
* Bangkok Chain Hospital PCL (XBKK)	9,929,900	5,126
* Gunkul Engineering PCL	39,600,417	5,102
IRPC PCL (Foreign)	21,536,685	5,050
* Italian-Thai Development PCL (XBKK)	38,762,400	4,900
* Vibhavadi Medical Center PCL	60,117,500	4,850
* Chularat Hospital PCL	73,075,960	4,711
Kiatnakin Bank PCL (XBKK)	1,775,743	4,632
* PTG Energy PCL	6,739,800	4,603
Unique Engineering & Construction PCL	8,971,600	4,576
* LPN Development PCL	11,461,800	4,341
* TTW PCL (XBKK)	10,061,000	4,244
* Bangkok Airways PCL	9,142,200	4,234
BTS Group Holdings PCL (XBKK)	16,254,048	4,167
* Dynasty Ceramic PCL	36,061,100	4,167
Bangkok Expressway & Metro PCL (XBKK)	16,239,220	4,018
* True Corp. PCL (XBKK)	18,332,489	3,946
* BTS Group Holdings PCL (XBKK)	15,150,083	3,884
* Thoresen Thai Agencies PCL (XBKK)	13,804,200	3,878
* IMPACT Growth REIT	8,025,600	3,871
* BEC World PCL	10,134,290	3,784
* SPCG PCL	4,750,200	3,716
* Sri Trang Agro-Industry PCL Ordinary Shares	8,985,400	3,550
Hana Microelectronics PCL (Foreign)	2,613,700	3,546
Pruksa Real Estate PCL (XBKK)	5,010,600	3,484
* TICON Industrial Connection PCL	6,084,200	3,374
* Thaifoods Group PCL	18,871,111	3,311
* Jasmine International PCL (XBKK)	13,061,700	3,231
Bangkok Chain Hospital PCL (XBKK)	5,881,825	3,036
WHA Corp. PCL (XBKK)	21,886,088	2,949
TTW PCL (XBKK)	6,920,300	2,919
* Thaicom PCL	7,714,400	2,880

*	GFPT PCL	6,718,400	2,870
	Bumrungrad Hospital PCL (XBKK)	458,900	2,866
	Jasmine International PCL (XBKK)	11,311,800	2,798
*	Univentures PCL (XBKK)	7,340,300	2,410
	Supalai PCL (Foreign)	3,182,725	2,389
*	Samart Corp. PCL (XBKK)	6,202,900	2,217
	Siam City Cement PCL (Foreign)	241,532	2,075
*,2	Inter Far East Energy Corp.	19,507,600	1,931
*	Pruksa Real Estate PCL (XBKK)	2,710,500	1,885
*	U City PCL	2,904,235,031	1,855
	VGI Global Media PCL (XBKK)	8,894,080	1,829
*	Cal-Comp Electronics Thailand PCL	18,915,597	1,703
	Quality Houses PCL (XBKK)	14,903,018	1,523
*	Precious Shipping PCL (XBKK)	3,757,443	1,372
	Univentures PCL (XBKK)	4,060,200	1,333
	Asian Property Development PCL (Foreign)	4,332,944	1,224
*	Thai Airways International PCL (Foreign)	2,250,593	1,186
*	Ratchaburi Electricity Generating Holding PCL (Local)	653,655	1,143
*	Group Lease PCL (XBKK)	6,929,900	1,116
	Sansiri PCL (Foreign)	14,838,699	1,032
	Thoresen Thai Agencies PCL (XBKK)	3,460,578	972
	Italian-Thai Development PCL (XBKK)	7,424,785	939
	BEC World PCL (Foreign)	2,370,905	885
	Sri Trang Agro-Industry PCL Ordinary Shares F	2,046,161	808
*	Total Access Communication PCL (Local)	412,177	647
*	Superblock PCL Warrants Expire 08/30/2020	33,699,240	495
	Bangkok Life Assurance PCL (XBKK)	412,998	488
*	Precious Shipping PCL (XBKK)	1,281,450	468
	Group Lease PCL (XBKK)	2,139,800	345
	Minor International PCL (Foreign)	206,679	290
	Samart Corp. PCL (XBKK)	810,500	290
	Thai Reinsurance PCL	4,757,650	278
	BCPG PCL	180,945	148
*	CK Power PCL Foreign Line Warrants Expire 05/28/2020	6,341,340	113
*	WHA Corp. PCL Warrants Expire 12/31/2019	201,600	67
*	Vibhavadi Medical Center PCL Warrants Expire 05/09/2022	4,624,423	58
*	VGI Global Media Warrants Expires 08/01/2018	4,533,368	55
*	Srisawad Power 1979 PCL Warrants Expire 05/29/2020	126,432	48
*	Intouch Holdings PCL (XBKK)	22,843	42
*	Thoresen Thai Agencies PCL Expire 02/28/2019	701,670	28
*	Group Lease PCL Warrants Expire 08/01/2018	712,181	27
*	Italian-Thai Development PCL Warrants Expire 05/13/2019	2,522,957	23
*	BTS Group Hldgs Warrants Expire 11/01/2018	5,418,016	10
*	G Steel PCL	1,479,014	8
*	G J Steel PCL Warrants Expire 02/07/2020	9,920,670	6
*,2	Samart Corp. PCL Warrants Expire 02/11/2018	661,060	—
*	Thaifoods Group PCL Warrants Expire 04/28/2020	1,805,581	—
*	Precious Shipping PCL Warrants Expire 06/15/2018	151,835	—
			2,973,755
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	27,251,535	88,897
	Akbank Turk AS	26,846,819	77,814
	Turkcell Iletisim Hizmetleri AS	14,052,608	58,316
	BIM Birlesik Magazalar AS	2,917,684	58,161
	KOC Holding AS	11,306,484	55,016
	Tupras Turkiye Petrol Rafinerileri AS	1,602,424	49,153
	Eregli Demir ve Celik Fabrikalari TAS	17,692,722	46,778

	Turkiye Is Bankasi AS	18,570,101	39,680
	Haci Omer Sabanci Holding AS (Bearer)	11,907,816	36,272
*	Turk Hava Yollari AO	7,094,456	31,082
	Turkiye Vakiflar Bankasi TAO	13,727,422	27,410
	Turkiye Halk Bankasi AS	8,100,027	21,803
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,609,702	19,345
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,000,858	17,691
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,343,664	17,150
	Petkim Petrokimya Holding AS	7,178,119	15,160
	Ford Otomotiv Sanayi AS	866,833	13,838
	Tofas Turk Otomobil Fabrikasi AS	1,605,007	13,593
*	Yapi ve Kredi Bankasi AS	10,925,636	13,520
	TAV Havalimanlari Holding AS	2,242,078	13,194
	Ulker Biskuvi Sanayi AS	1,971,184	12,447
	Arcelik AS	2,433,008	12,327
*	Turk Telekomunikasyon AS	6,888,486	11,588
	Enka Insaat ve Sanayi AS	7,433,999	11,167
	Turkiye Sise ve Cam Fabrikalari AS	8,215,860	10,905
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	11,291,843	10,139
	Tekfen Holding AS	2,176,269	9,375
	Coca-Cola Icecek AS	869,383	8,316
	Soda Sanayii AS	5,058,323	6,835
*	Koza Altin Isletmeleri AS	621,297	6,297
	Trakya Cam Sanayii AS	4,690,647	6,028
	Turkiye Sinai Kalkinma Bankasi AS	13,320,123	5,738
*,3	Mavi Giyim Sanayi Ve Ticaret AS Class B	315,875	4,806
	AG Anadolu Grubu Holding AS	538,216	4,260
*	Zorlu Enerji Elektrik Uretim AS	7,856,530	4,194
	Aygaz AS	985,751	4,176
*	Aksa Enerji Uretim AS Class B	3,010,104	3,999
*	Pegasus Hava Tasimaciligi AS	415,392	3,943
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,564,406	3,900
	Turk Traktor ve Ziraat Makineleri AS	171,003	3,592
*	Migros Ticaret AS	464,210	3,239
	Otokar Otomotiv Ve Savunma Sanayi A.S.	98,555	3,235
	Aksa Akrilik Kimya Sanayii AS	759,156	3,020
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,407,101	3,020
*	Logo Yazilim Sanayi Ve Ticaret AS	186,015	2,861
*	Vestel Elektronik Sanayi ve Ticaret AS	994,665	2,705
*	Dogan Sirketler Grubu Holding AS	11,815,162	2,671
*	Sekerbank TAS	5,118,709	2,527
*	Aksigorta AS	2,110,171	2,232
	Is Gayrimenkul Yatirim Ortakligi AS	5,561,049	2,142
	Anadolu Cam Sanayii AS	2,388,454	2,090
	Anadolu Hayat Emeklilik AS	1,042,500	2,065
	Cimsa Cimento Sanayi VE Ticaret AS	545,103	2,027
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,330,569	1,946
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,376,680	1,906
	Alarko Holding AS	859,319	1,637
	EGE Endustri VE Ticaret AS	16,992	1,598
	Akcansa Cimento AS	525,770	1,595
	Albaraka Turk Katilim Bankasi AS	3,610,845	1,535
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,701,360	1,493
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,371,910	1,471
	AvivaSA Emeklilik ve Hayat AS	302,853	1,434
*	NET Holding AS	2,181,951	1,423
	Tat Gida Sanayi AS	920,841	1,418

*	Afyon Cimento Sanayi TAS	645,143	1,334
*	Gubre Fabrikalari TAS	979,264	1,171
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,568,394	1,119
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	61,253	1,104
*	Dogus Otomotiv Servis ve Ticaret AS	454,892	1,073
*	Ihlas Holding AS	6,005,398	830
	Turcas Petrol AS	1,261,927	815
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	373,228	785
*	Bagfas Bandirma Gubre Fabrikalari AS	283,578	781
*	Bizim Toptan Satis Magazalari AS	339,618	735
	Adana Cimento Sanayii TAS Class A	425,982	707
*	Akenerji Elektrik Uretim AS	2,448,541	664
	Konya Cimento Sanayii AS	8,327	579
*,2	Asya Katilim Bankasi AS	6,861,580	—
			920,892
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	22,960,686	111,267
	First Abu Dhabi Bank PJSC	35,893,087	109,345
	Emaar Properties PJSC	46,397,044	83,034
	DP World Ltd.	2,109,732	55,846
	Abu Dhabi Commercial Bank PJSC	25,081,083	49,516
	Dubai Islamic Bank PJSC	17,591,612	29,184
	Aldar Properties PJSC	41,812,930	26,078
	DAMAC Properties Dubai Co. PJSC	21,603,911	19,605
*	Emaar Development PJSC	11,426,978	17,609
	Emaar Malls PJSC	25,603,506	16,089
*	Abu Dhabi National Oil Co. for Distribution PJSC	18,403,013	13,478
	Dubai Investments PJSC	19,818,843	13,022
	Air Arabia PJSC	30,181,970	10,671
*	Dana Gas PJSC	44,011,468	9,000
*	DXB Entertainments PJSC	42,435,620	7,403
	Amanat Holdings PJSC	17,963,832	7,327
*	Arabtec Holding PJSC	9,255,458	6,569
*	Dubai Financial Market PJSC	20,270,901	6,169
	Al Waha Capital PJSC	10,869,660	6,126
*	Union Properties PJSC	17,467,015	4,698
*	Drake & Scull International PJSC	6,101,744	3,548
*	Deyaar Development PJSC	20,444,006	3,251
*	Eshraq Properties Co. PJSC	15,506,493	3,154
	RAK Properties PJSC	13,400,917	2,802
	National Central Cooling Co. PJSC	5,676,175	2,780
*	Amlak Finance PJSC	8,141,438	2,240
			619,811
United Kingdom (12.0%)
	HSBC Holdings plc	264,861,465	2,825,756
	Royal Dutch Shell plc Class A (XLON)	60,446,348	2,119,199
	British American Tobacco plc	29,239,131	1,998,426
	BP plc	254,259,279	1,814,011
	Royal Dutch Shell plc Class B	47,372,452	1,680,442
	GlaxoSmithKline plc	63,835,982	1,188,265
	Diageo plc	32,610,503	1,173,746
	AstraZeneca plc	16,717,924	1,160,462
	Vodafone Group plc	351,523,039	1,120,613
	Lloyds Banking Group plc	942,036,868	930,745
	Prudential plc	34,099,379	923,086
	Glencore plc	153,840,022	881,730

Rio Tinto plc	15,695,257	873,658
Unilever plc	15,258,034	863,560
Reckitt Benckiser Group plc	8,225,101	794,310
Barclays plc	224,137,299	637,436
BHP Billiton plc	27,448,428	611,292
Imperial Brands plc	12,597,469	518,437
National Grid plc	44,832,667	513,707
Compass Group plc	20,808,851	438,135
Shire plc	9,173,436	428,609
* Standard Chartered plc	35,597,668	414,193
BT Group plc	110,645,034	404,253
Aviva plc	52,785,758	385,100
BAE Systems plc	42,109,282	355,284
Tesco plc	107,733,548	320,306
Anglo American plc	13,033,087	315,939
RELX NV (XLON)	14,036,043	310,620
Legal & General Group plc	78,448,080	301,354
WPP plc	15,995,126	289,676
Experian plc	12,265,197	282,690
Rolls-Royce Holdings plc	21,637,685	268,497
Ferguson plc	3,344,012	258,242
SSE plc	13,474,193	249,882
London Stock Exchange Group plc	4,122,568	229,981
Standard Life Aberdeen plc	35,771,125	216,222
Smith & Nephew plc	11,581,206	208,389
Old Mutual plc	62,648,193	207,939
Sky plc	13,680,116	205,750
Ashtead Group plc	6,553,474	195,906
Associated British Foods plc	4,587,789	177,939
* Royal Bank of Scotland Group plc	42,529,943	173,968
Carnival plc	2,373,737	167,481
InterContinental Hotels Group plc	2,487,968	166,472
3i Group plc	12,545,607	165,893
Intertek Group plc	2,131,339	152,075
Sage Group plc	14,190,207	151,094
Persimmon plc	4,043,765	143,752
Micro Focus International plc	4,616,191	141,114
Kingfisher plc	28,621,801	140,900
Centrica plc	73,813,082	140,052
GKN plc	22,641,428	135,899
Land Securities Group plc	9,475,137	134,900
Next plc	1,855,973	134,014
Whitbread plc	2,409,939	132,825
Bunzl plc	4,443,606	129,989
Mondi plc	4,829,890	128,733
Paddy Power Betfair plc	1,087,916	126,174
British Land Co. plc	13,291,701	126,170
Burberry Group plc	5,590,192	125,371
Randgold Resources Ltd.	1,230,470	124,316
Johnson Matthey plc	2,512,566	123,494
DCC plc	1,173,895	123,386
International Consolidated Airlines Group SA (London Shares)	13,484,624	122,528
Shire plc ADR	868,370	121,607
Smiths Group plc	5,288,882	120,112
RSA Insurance Group plc	13,559,603	119,317
ITV plc	49,327,582	116,988
St. James's Place plc	6,879,807	116,156

Taylor Wimpey plc	42,623,644	115,317
Segro plc	13,477,590	111,464
Smurfit Kappa Group plc	3,140,702	110,198
Barratt Developments plc	13,128,325	109,056
Informa plc	10,834,774	107,093
Croda International plc	1,679,414	106,884
Pearson plc	10,735,685	105,668
Rentokil Initial plc	24,460,363	103,176
TUI AG (XLON)	4,442,014	100,428
CRH plc (XLON)	2,628,442	97,635
Direct Line Insurance Group plc	18,254,091	95,704
United Utilities Group plc	9,052,404	94,958
DS Smith plc	13,116,329	93,747
Weir Group plc	2,966,265	92,999
Berkeley Group Holdings plc	1,645,904	92,675
Marks & Spencer Group plc	21,607,658	92,402
Hargreaves Lansdown plc	3,451,979	91,091
Halma plc	4,964,057	90,096
Wm Morrison Supermarkets plc	28,484,518	89,781
Severn Trent plc	3,161,690	87,863
* Just Eat plc	7,580,175	87,614
Coca-Cola HBC AG	2,583,996	86,812
G4S plc	20,694,483	83,526
John Wood Group plc	8,738,563	80,555
Royal Mail plc	12,088,627	80,543
Melrose Industries plc	24,927,891	80,113
Schroders plc	1,497,341	79,070
Spirax-Sarco Engineering plc	967,888	77,957
Bellway plc	1,642,761	77,444
J Sainsbury plc	21,366,147	76,878
Rightmove plc	1,203,010	75,409
Hammerson plc	10,560,735	73,976
Hiscox Ltd.	3,681,070	73,934
Booker Group plc	22,087,079	71,030
Admiral Group plc	2,670,423	70,129
Travis Perkins plc	3,318,992	68,830
Meggitt plc	10,385,090	68,415
BBA Aviation plc	13,625,138	68,097
UBM plc	5,267,927	67,917
easyJet plc	2,875,861	67,744
IMI plc	3,570,617	67,386
B&M European Value Retail SA	11,209,895	66,167
Investec plc	8,452,746	65,672
Man Group plc	21,235,325	65,460
RPC Group plc	5,387,152	65,084
British American Tobacco plc ADR	953,328	64,922
3 Auto Trader Group plc	12,358,729	63,189
Royal Dutch Shell plc Class A (XAMS)	1,734,684	60,917
Intermediate Capital Group plc	3,695,050	60,755
Antofagasta plc	4,582,225	60,647
* Cobham plc	32,024,902	59,472
Spectris plc	1,586,178	58,763
Phoenix Group Holdings	5,375,589	58,349
Inchcape plc	5,608,863	57,752
Pennon Group plc	5,609,787	57,346
Ladbrokes Coral Group plc	23,766,146	57,257
Tate & Lyle plc	6,267,434	57,133

*,^	Metro Bank plc	1,092,114	56,403
	Derwent London plc	1,350,450	56,168
	TP ICAP plc	7,369,889	55,458
*	Indivior plc	9,460,905	54,053
*	BTG plc	5,052,734	53,352
	SSP Group plc	6,151,832	53,233
	CYBG plc	11,692,993	53,230
	IG Group Holdings plc	4,773,920	52,418
	Beazley plc	6,862,370	51,837
	Howden Joinery Group plc	7,826,263	51,608
*	Tullow Oil plc	18,006,029	51,238
^	GVC Holdings plc	3,872,011	50,922
	Hays plc	17,646,857	50,661
	Electrocomponents plc	5,789,005	50,369
3	ConvaTec Group plc	17,448,939	50,082
	NMC Health plc	1,056,647	50,017
	William Hill plc	11,276,056	49,584
	Shaftesbury plc	3,410,313	48,467
	Rotork plc	11,493,884	48,229
	Fresnillo plc	2,489,630	47,666
	Jupiter Fund Management plc	5,492,387	46,142
	Close Brothers Group plc	2,004,144	44,811
	WH Smith plc	1,476,478	44,783
^	Mediclinic International plc	5,203,752	44,067
	Playtech plc	3,891,314	43,795
3	Merlin Entertainments plc	9,302,895	43,392
	Great Portland Estates plc	4,368,319	41,321
	Capital & Counties Properties plc	9,763,347	41,003
*,^	Ocado Group plc	5,706,422	40,832
	Dechra Pharmaceuticals plc	1,193,126	40,620
	Polymetal International plc	3,387,698	39,768
3	Sophos Group plc	4,363,650	39,741
	Inmarsat plc	6,010,884	39,620
	HomeServe plc	3,551,627	39,501
	Tritax Big Box REIT plc	18,441,104	39,057
	Victrex plc	1,066,932	38,711
	UDG Healthcare plc	3,279,215	38,198
	Intu Properties plc	11,870,787	38,006
	Aggreko plc	3,254,750	37,282
	Britvic plc	3,532,456	36,838
	Dixons Carphone plc	13,209,753	36,728
	UNITE Group plc	3,225,189	36,527
	Balfour Beatty plc	9,075,572	36,418
*,3	Wizz Air Holdings plc	726,275	35,696
	AVEVA Group plc	839,406	35,594
*	KAZ Minerals plc	3,058,549	35,593
	NEX Group plc	4,189,776	35,268
	Moneysupermarket.com Group plc	7,156,653	34,414
	Bodycote plc	2,468,831	33,878
	Evraz plc	6,348,653	33,510
	Centamin plc	14,346,460	33,195
	IWG plc	8,766,347	33,040
	Babcock International Group plc	3,349,875	32,630
	Thomas Cook Group plc	18,076,680	32,377
	Grafton Group plc	2,866,794	32,180
	Pagegroup plc	4,146,498	32,048
	Daily Mail & General Trust plc	3,511,303	31,805

Renishaw plc	451,343	31,782
Domino's Pizza Group plc	6,535,465	31,349
Ashmore Group plc	5,057,311	30,872
Micro Focus International plc ADR	1,020,265	30,853
Greene King plc	4,028,389	29,857
Jardine Lloyd Thompson Group plc	1,556,758	29,777
National Express Group plc	5,536,780	28,831
Cranswick plc	665,127	27,732
Bovis Homes Group plc	1,770,168	27,524
Rathbone Brothers plc	710,144	27,467
Genus plc	787,682	27,075
BCA Marketplace plc	10,107,993	27,005
Redrow plc	3,168,393	26,930
Savills plc	1,822,416	26,545
Elementis plc	6,312,388	25,943
Greggs plc	1,362,521	25,573
Petrofac Ltd.	3,376,140	25,439
Greencore Group plc	9,203,356	25,422
^ Hikma Pharmaceuticals plc	1,835,528	25,243
Essentra plc	3,450,946	25,050
Paragon Banking Group plc	3,565,381	24,978
JD Sports Fashion plc	4,781,035	24,851
Diploma plc	1,482,052	24,582
BGEO Group plc	471,647	24,519
Lancashire Holdings Ltd.	2,606,619	24,362
Saga plc	14,772,722	24,221
Assura plc	27,610,928	24,182
* Firstgroup plc	16,059,495	23,687
Vesuvius plc	2,769,910	23,685
Big Yellow Group plc	1,915,365	23,574
Synthomer plc	3,482,516	23,446
Grainger plc	5,659,400	23,237
Workspace Group plc	1,581,815	23,225
Crest Nicholson Holdings plc	3,228,809	23,176
* Cairn Homes plc	9,792,782	23,071
LondonMetric Property plc	8,864,439	22,579
3 Countryside Properties plc	5,000,697	22,485
Capita plc	8,671,920	22,446
* Cairn Energy plc	7,606,528	22,380
Senior plc	5,692,216	22,013
Ultra Electronics Holdings plc	1,007,900	21,805
QinetiQ Group plc	7,344,608	21,471
Entertainment One Ltd.	4,461,161	20,494
Drax Group plc	5,555,515	20,481
3 ZPG plc	4,152,093	20,220
Brewin Dolphin Holdings plc	3,738,707	19,824
3 John Laing Group plc	4,888,952	19,736
Cineworld Group plc	2,657,808	19,457
Morgan Advanced Materials plc	3,818,747	18,814
3 Ibstock plc	5,140,582	18,776
^ Provident Financial plc	1,926,886	18,448
Kier Group plc	1,229,807	18,383
SIG plc	7,923,484	18,299
Safestore Holdings plc	2,574,812	18,251
Hill & Smith Holdings plc	1,069,187	18,235
Just Group plc	8,668,255	18,090
* Serco Group plc	14,204,036	17,896

Fenner plc	2,557,614	17,203
3 Hastings Group Holdings plc	4,065,622	17,026
Computacenter plc	1,049,600	16,971
Superdry plc	679,874	16,822
Ted Baker plc	394,248	16,800
Galliford Try plc	1,079,688	16,732
Fidessa Group plc	498,625	16,684
J D Wetherspoon plc	931,627	16,664
* Hunting plc	1,865,563	16,275
* Sports Direct International plc	3,072,472	16,232
Ferrexpo plc	3,841,507	15,914
^ NewRiver REIT plc	3,654,883	15,619
Virgin Money Holdings UK plc	3,821,419	15,154
F&C Commercial Property Trust Ltd.	7,368,337	15,114
Dairy Crest Group plc	1,763,921	14,756
Pets at Home Group plc	5,699,631	14,492
AA plc	8,056,353	14,418
3 McCarthy & Stone plc	6,884,350	14,298
888 Holdings plc	3,512,313	14,056
Stobart Group Ltd.	4,197,916	14,020
Polypipe Group plc	2,488,908	13,989
esure Group plc	4,090,585	13,905
St. Modwen Properties plc	2,344,272	13,741
OneSavings Bank plc	2,402,991	13,623
* Aldermore Group plc	3,066,837	13,564
Marston's plc	8,341,790	13,385
Keller Group plc	911,372	12,928
Halfords Group plc	2,676,709	12,925
Vedanta Resources plc	1,095,507	12,886
3 Spire Healthcare Group plc	3,716,864	12,879
Go-Ahead Group plc	555,672	12,753
* Vectura Group plc	9,010,946	12,448
Telecom Plus plc	751,082	12,381
Laird plc	6,863,912	12,194
Dunelm Group plc	1,318,246	12,003
UK Commercial Property Trust Ltd.	9,242,882	11,844
RPS Group plc	2,853,533	11,815
Stagecoach Group plc	5,489,754	11,785
^ TalkTalk Telecom Group plc	6,944,136	11,730
Mitie Group plc	4,626,681	11,649
* EI Group plc	6,093,658	11,620
Hansteen Holdings plc	5,653,173	11,416
Chesnara plc	2,051,673	11,399
De La Rue plc	1,257,710	11,149
Card Factory plc	4,071,271	11,131
Renewi plc	7,730,946	11,099
PZ Cussons plc	2,495,628	11,057
Mitchells & Butlers plc	2,974,170	10,868
Hochschild Mining plc	3,324,474	10,828
NCC Group plc	3,531,076	10,077
Chemring Group plc	3,679,972	10,019
Northgate plc	1,729,453	9,967
Oxford Instruments plc	721,441	9,434
Restaurant Group plc	2,508,250	9,039
Picton Property Income Ltd.	6,680,640	8,341
KCOM Group plc	6,525,911	8,162
ITE Group plc	3,294,538	8,069

	Redefine International plc			15,977,955	7,954
*,^	Premier Oil plc			6,680,727	7,863
	International Personal Finance plc			2,748,589	7,739
	Dignity plc			660,517	7,661
*	Allied Minds plc			3,295,346	7,549
	Rank Group plc			2,245,692	7,235
*	Ophir Energy plc			8,926,957	7,042
*,3	Alfa Financial Software Holdings plc			934,794	6,823
*,^	AO World plc			3,394,714	6,786
	Gocompare.Com Group plc			4,036,792	6,643
	Devro plc			2,029,913	6,505
^	Debenhams plc			14,963,366	6,387
*	Petra Diamonds Ltd.			6,637,075	5,644
	N Brown Group plc			1,966,890	5,630
	Helical plc			1,229,978	5,561
	Daejan Holdings plc			65,552	5,556
	Schroder REIT Ltd.			6,062,980	5,420
	Lookers plc			3,983,952	5,191
*	Premier Foods plc			8,734,265	5,056
*	Nostrum Oil & Gas plc			1,137,418	5,028
	Acacia Mining plc			1,886,808	4,982
	Soco International plc			2,923,786	4,792
*,^	Interserve plc			2,508,544	3,805
	Foxtons Group plc			3,569,857	3,460
*	Lamprell plc			2,972,070	3,377
3	CMC Markets plc			1,484,261	3,354
^	WPP plc ADR			33,421	3,021
*,^	Countrywide plc			2,040,396	2,467
	Softcat plc			168,104	1,254
^,2	Carillion plc			5,566,311	1,122
*	Mothercare plc			943,777	597
*	Rhi Magnesita NV (XLON)			9,039	585
3	Equiniti Group plc			106,117	409
	Xaar plc			20,714	108
*,^,2 Afren plc				7,677,368	—
					42,144,056
Total Common Stocks (Cost $273,796,632)					348,485,294
Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd.			21,927,908	3,620

Total Preferred Stocks (Cost $3,402)					3,620
		Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.8%)
5,6	Vanguard Market Liquidity Fund	1.545%		63,054,359	6,305,436

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.099%	2/1/18	20,000	19,999
7	United States Treasury Bill	1.209%-1.122%	2/8/18	50,500	50,488
7	United States Treasury Bill	1.093%	2/22/18	2,000	1,999
7	United States Treasury Bill	1.432%	4/26/18	22,300	22,226
7	United States Treasury Bill	1.391%	5/3/18	70,500	70,243
7	United States Treasury Bill	1.370%	5/17/18	30,000	29,874

7 United States Treasury Bill	1.446%	5/31/18	23,800	23,684
				218,513
Total Temporary Cash Investments (Cost $6,524,054)				6,523,949
Total Investments (101.0%) (Cost $280,324,088)				355,012,863
Other Assets and Liabilities-Net (-1.0%)5,8				(3,513,686)
Net Assets (100%)				351,499,177

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$3,782,198,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $3,946,032,000, representing 1.1% of net assets.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Includes $3,985,854,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Securities with a value of $142,025,000 have been segregated as initial margin for open futures contracts.
8 Cash of $6,851,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2018	23,779	1,066,429	7,856
Topix Index	March 2018	4,468	817,668	24,334
FTSE 100 Index	March 2018	5,093	540,798	6,066
S&P ASX 200 Index	March 2018	2,041	247,122	(1,915)
MSCI Emerging Market Index	March 2018	3,000	188,670	21,301
				57,642

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index and MSCI Emerging Market Index futures contracts is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts are generally treated the same for financial reporting and tax purposes.

Total International Stock Index Fund

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	EUR	968,871	USD	1,150,409	56,357
Goldman Sachs International	3/13/18	JPY	95,628,111	USD	856,178	21,718
Bank of America, N.A.	3/21/18	GBP	446,568	USD	598,812	36,443
Goldman Sachs International	3/20/18	AUD	349,695	USD	268,151	13,590
Citibank, N.A.	3/21/18	EUR	67,251	USD	79,734	4,030
JPMorgan Chase Bank, N.A.	3/13/18	JPY	6,952,320	USD	61,545	2,279
Toronto-Dominion Bank	3/13/18	JPY	5,188,779	USD	46,469	1,165
Morgan Stanley Capital
Services LLC	3/21/18	GBP	30,243	USD	40,553	2,468
BNP Paribas	3/20/18	AUD	44,966	USD	34,108	2,121
Credit Suisse International	3/21/18	EUR	19,941	USD	23,681	1,157
JPMorgan Chase Bank, N.A.	3/21/18	GBP	1,189	USD	1,594	97
JPMorgan Chase Bank, N.A.	3/21/18	USD	162,018	EUR	135,089	(6,240)
BNP Paribas	3/13/18	USD	125,575	JPY	14,123,200	(4,080)
BNP Paribas	3/21/18	USD	88,370	GBP	65,321	(4,550)
Goldman Sachs International	3/21/18	USD	86,513	EUR	71,286	(2,276)
Citibank, N.A.	3/20/18	USD	45,111	AUD	57,890	(1,530)
Barclays Bank plc	3/13/18	USD	39,774	JPY	4,476,150	(1,318)
UBS AG	3/21/18	USD	33,381	GBP	24,801	(1,898)
UBS AG	3/13/18	USD	28,365	JPY	3,092,220	(23)
Credit Suisse International	3/21/18	USD	20,025	GBP	14,030	67
BNP Paribas	3/20/18	USD	12,348	AUD	15,969	(518)
Credit Suisse International	3/20/18	USD	10,963	AUD	13,648	(33)
Goldman Sachs International	3/21/18	USD	1,999	GBP	1,400	7
						119,033
AUD—Australian dollar.
EUR—Euro.

Total International Stock Index Fund

GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

At January 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $84,022,000 and cash of $44,480,000 in connection with open forward currency contracts.

After January 31, 2018 the counterparty posted additional collateral of $2,766,000 in connection with open forward currency contracts as of January 31, 2018.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Total International Stock Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	26,733,050	5,859,207	4,646
Common Stocks—Other	4,380,988	311,425,979	81,424
Preferred Stocks	—	3,620	—
Temporary Cash Investments	6,305,436	218,513	—
Futures Contracts—Assets[1]	2,376	—	—
Futures Contracts—Liabilities[1]	(40,839)	—	—
Forward Currency Contracts—Assets	—	141,499	—
Forward Currency Contracts—Liabilities	—	(22,466)	—
Total	37,381,011	317,626,352	86,070
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $4,911,780,000 based on Level 2 inputs were transferred from Level 1 during the quarterly period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts

Total International Stock Index Fund

if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $281,659,208,000. Net unrealized appreciation of investment securities for tax purposes was $73,353,655,000, consisting of unrealized gains of $87,662,059,000 on securities that had risen in value since their purchase and $14,308,404,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.2%)
Vanguard Total Stock Market Index Fund Investor Shares	104,354,277	7,329,844

International Stock Fund (32.2%)
Vanguard Total International Stock Index Fund Investor Shares	254,175,269	4,895,416

U.S. Bond Fund (13.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	199,103,382	2,104,523

International Bond Fund (5.7%)
Vanguard Total International Bond Index Fund Investor Shares	80,382,398	867,326

Total Investment Companies (Cost $8,933,885)		15,197,109
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.545% (Cost $4)	39	4

Total Investments (100.0%) (Cost $8,933,889)		15,197,113
Other Assets and Liabilities-Net (0.0%)		2,773
Net Assets (100%)		15,199,886
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2018, the cost of investment securities for tax purposes was $8,933,889,000. Net unrealized appreciation of investment securities for tax purposes was $6,263,224,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Growth Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	In Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	116	NA1	NA1	2	—	8	—	4
Vanguard Total Bond Market
II Index Fund	2,043,138	213,121	120,554	—	(31,182)	12,810	446	2,104,523
Vanguard Total International
Bond Index Fund	857,935	36,469	13,601	—	(13,477)	12,333	—	867,326
Vanguard Total International
Stock Index Fund	4,651,174	44,304	147,339	10,707	336,570	44,304	—	4,895,416
Vanguard Total Stock Market
Index Fund	6,980,354	60,416	332,659	48,556	573,177	33,446	—	7,329,844
Total	14,532,717	354,310	614,153	59,265	865,088 102,901		446	15,197,113
1 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.1%)
Vanguard Total Stock Market Index Fund Investor Shares	7,244,930	508,884

International Stock Fund (8.3%)
Vanguard Total International Stock Index Fund Investor Shares	18,244,195	351,383

U.S. Bond Fund (55.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	222,814,753	2,355,152

International Bond Fund (23.9%)
Vanguard Total International Bond Index Fund Investor Shares	93,690,176	1,010,917

Total Investment Companies (Cost $3,796,016)		4,226,336
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund, 1.545% (Cost $12,407)	124,071	12,407

Total Investments (100.3%) (Cost $3,808,423)		4,238,743
Other Assets and Liabilities-Net (-0.3%)		(12,316)
Net Assets (100%)		4,226,427
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2018, the cost of investment securities for tax purposes was $3,808,423,000. Net unrealized appreciation of investment securities for tax purposes was $430,320,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change		Capital Gain	2018
	Market	Purchases	Securities	Net Gain In	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1	NA1	NA1	—	—	3	—	12,407
Vanguard Total Bond Market
II Index Fund	2,354,934	86,002	50,438	223	(35,569)	14,613	512	2,355,152
Vanguard Total International
Bond Index Fund	992,923	52,879	19,301	—	(15,584)	14,267	—	1,010,917
Vanguard Total International
Stock Index Fund	345,225	3,287	22,340	2,103	23,108	3,288	—	351,383
Vanguard Total Stock
Market Index Fund	513,182	2,426	51,643	19,414	25,505	2,426	—	508,884
Total	4,206,265	144,594	143,722	21,740	(2,540)	34,597	512	4,238,743
1 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (23.7%)
Vanguard Total Stock Market Index Fund Investor Shares	32,894,927	2,310,540

International Stock Fund (16.4%)
Vanguard Total International Stock Index Fund Investor Shares	82,984,974	1,598,290

U.S. Bond Fund (42.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	388,067,768	4,101,876

International Bond Fund (17.8%)
Vanguard Total International Bond Index Fund Investor Shares	160,602,835	1,732,905

Total Investment Companies (Cost $7,557,612)		9,743,611
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.545% (Cost $1)	13	1

Total Investments (100.0%) (Cost $7,557,613)		9,743,612
Other Assets and Liabilities-Net (0.0%)		(2,097)
Net Assets (100%)		9,741,515
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2018, the cost of investment securities for tax purposes was $7,557,613,000. Net unrealized appreciation of investment securities for tax purposes was $2,185,999,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Conservative Growth Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,980	NA1	NA1	—	—	3	—	1
Vanguard Total Bond
Market II Index Fund	3,921,110	271,387	29,600	(977)	(60,044)	24,737	861	4,101,876
Vanguard Total
International Bond Index
Fund	1,658,312	102,867	2,082	—	(26,192)	23,824	—	1,732,905
Vanguard Total
International Stock Index
Fund	1,512,153	14,404	42,464	4,568	109,629	14,404	—	1,598,290
Vanguard Total Stock
Market Index Fund	2,269,613	32,883	193,194	76,301	124,937	10,850	—	2,310,540

Total	9,363,168	421,541	267,340	79,892	148,330	73,818	861	9,743,612
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (36.0%)
Vanguard Total Stock Market Index Fund Investor Shares	84,367,401	5,925,966

International Stock Fund (24.2%)
Vanguard Total International Stock Index Fund Investor Shares	207,499,037	3,996,431

U.S. Bond Fund (28.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	437,502,560	4,624,402

International Bond Fund (11.7%)
Vanguard Total International Bond Index Fund Investor Shares	178,482,116	1,925,822

Total Investment Companies (Cost $11,102,219)		16,472,621
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.545% (Cost $3)	25	3

Total Investments (100.0%) (Cost $11,102,222)		16,472,624
Other Assets and Liabilities-Net (0.0%)		1,874
Net Assets (100%)		16,474,498
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2018, the cost of investment securities for tax purposes was $11,102,222,000. Net unrealized appreciation of investment securities for tax purposes was $5,370,402,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Moderate Growth Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3	NA1	NA1	1	—	6	—	3
Vanguard Total
Bond Market II
Index Fund	4,391,745	396,114	95,500	(1,155)	(66,802)	27,691	964	4,624,402
Vanguard Total
International Bond
Index Fund	1,850,324	129,105	24,419	—	(29,188)	26,561	—	1,925,822
Vanguard Total
International Stock
Index Fund	3,827,833	36,416	153,163	14,799	270,546	36,417	—	3,996,431
Vanguard Total
Stock Market Index
Fund	5,657,907	29,135	268,165	64,610	442,479	27,069	—	5,925,966

Total	15,727,812	590,770	541,247	78,255	617,035	117,744	964	16,472,624
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.